           THE     PRUDENTIAL     INSURANCE     COMPANY    OF    AMERICA


                                         T H E
                                      M E D L E Y
                                     P R O G R A M
                                     --------------
                                COMMITTED TO PROVIDING
                                 SUPERIOR INVESTMENT,
                                  ADMINISTRATIVE AND
                                RECORDKEEPING SERVICES
                               TO INSTITUTIONAL CLIENTS



                        Prudential Defined Contribution Services
                               30 Scranton Office Park
                                 Moosic, PA 18507-1789
                                   (1) 800-458-6333


                   DECEMBER    31,    1995    REPORT     TO    PARTICIPANTS

                               TABLE OF CONTENTS

VCA-10     Capital Growth Account                                        3

VCA-11     Money Market Account                                         15

VCA-24     Investment Performance                                       26

           Financial Statements                                         28

           The Prudential Series Fund, Inc.

This report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) (The MEDLEY Program). The report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for the MEDLEY program. VCA-10, VCA-11 and VCA-24 are distributed by Prudential Retirement Services, Inc., an affiliate of Prudential Defined Contribution Services.

GP-4401

                     INVESTMENT OBJECTIVES OF THE ACCOUNTS

The investment objective of VCA-10 is the long-term appreciation of the assets held in the Account. Since no federal income tax will be payable upon dividend income or realized capital gains, consideration will be given to both potential income and capital gains opportunities in selecting investments. Investments will be made primarily in established corporations according to the standards of a prudent investor concerned primarily with preserving the real value of his capital by achieving a rate of growth in the value of his investments commensurate with the rate of growth in the economy and the prevailing rate of inflation.

The investment objective of VCA-11 is to seek as high a level of current income as is consistent with the preservation of capital and liquidity.

Each Subaccount of VCA-24 will invest in the corresponding portfolio of The Prudential Series Fund, Inc. (the "Fund"). Of the portfolios comprising the Fund, seven portfolios are presently available to the Participants of VCA-24. The Common Stock Subaccount invests in the Common Stock Portfolio, the Bond Subaccount in the Bond Portfolio, the Aggressively Managed Flexible Subaccount in the Aggressively Managed Flexible Portfolio, the Conservatively Managed Flexible Subaccount in the Conservatively Managed Flexible Portfolio, the Stock Index Subaccount in the Stock Index Portfolio, the Global Equity Subaccount in the Global Equity Portfolio, and the Government Securities Subaccount in the Government Securities Portfolio. Additional Subaccounts and Fund portfolios may be available in the future. The investment objectives of the seven Fund portfolios available for investment through VCA-24 are:

     COMMON STOCK PORTFOLIO-Capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indices. Current income, if any, is incidental.

     BOND PORTFOLIO-A high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities that provide attractive yields but do not involve substantial risk of loss of capital through default.

     AGGRESSIVELY MANAGED FLEXIBLE PORTFOLIO-Achievement of a high total return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high risk of loss in an effort to achieve greater appreciation.

     CONSERVATIVELY MANAGED FLEXIBLE PORTFOLIO-Achievement of a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks of established companies, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who prefers a relatively lower risk of loss than that associated with the Aggressively Managed Flexible Portfolio while recognizing that this reduces the chances of greater appreciation.

     STOCK INDEX PORTFOLIO-Achievement of investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate by following a policy of attempting to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index.

     GLOBAL EQUITY PORTFOLIO-Long-term growth of capital through investment primarily in common stock and common stock equivalents of foreign and domestic issuers. Current income, if any, is incidental.

     GOVERNMENT SECURITIES PORTFOLIO-A high level of income over the longer term consistent with the preservation of capital through investment primarily in U.S. Government securities, including intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies of or instrumentalities established, sponsored or guaranteed by the U.S. Government. At least 65% of the total assets of the Portfolio will be invested in U.S. Government securities.

There is no assurance that the investment objectives of VCA-10, VCA-11, or any Fund portfolio will be attained. Nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant's behalf. The value of the investments held in VCA-10, VCA-11, and in each Fund portfolio may fluctuate daily, and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Accounts' or portfolios' objectives.

                                     VCA-10

                             INVESTMENT ENVIRONMENT

In the fourth quarter the S&P 500 continued its upward surge returning 6.0%. This brought the S&P 500's full year return to 37.6%, its best calendar year showing since 1958. For the fourth quarter, as well as for the year, the market's outstanding performance was attributable to generally good corporate earnings, subdued inflation, falling interest rates and favorably viewed corporate restructurings.

The Technology sector, which had been the best performing sector for the first nine months, "cooled-off" during the fourth quarter and was the worst performing sector, down 2.8%. Disappointing earnings reports from a number of companies contributed to this underperformance, as did some signs of pricing deterioration. The Consumer Cyclical sector was the second worst performer for the fourth quarter (-0.04%) and by far the worst performer for the year, up "only" 13.3%. Retail was the worst performing industry within the sector for both periods, as it has been hurt by a glut of stores and a retrenching consumer.

The Energy sector was the best performing sector for the fourth quarter, up 11.6%. The Integrated Producers industry, which comprises most of the sector, appeared to be playing "catch-up" with the rest of the market. In addition, colder weather and low natural gas inventories also contributed. The Consumer Growth & Stable sector was the second best performer for the fourth quarter, as many growth stock investors appeared to be redeploying cash generated from selling within the Technology sector.

                             INVESTMENT PERFORMANCE

                              STOCK MARKET RETURNS

                          (with dividends reinvested)

                                     PERIODS ENDING DECEMBER
                                            31, 1995
                                     SIX MONTHS    ONE YEAR
S&P 500                                  14.45%      37.58%
Returns By Economic Sector:
  Technology                              2.64%      42.74%
  Energy                                 14.13%      30.86%
  Industrial                              9.95%      30.19%
  Utility                                22.55%      38.87%
  Finance                                21.05%      53.45%
  Consumer Cyclical                       1.31%      13.32%
  Consumer Growth & Stable               19.61%      42.92%

The VCA-10 Account was up 26.3% for full year 1995 underperforming the S&P 500 index by 11.3%. The Account's relative performance was hurt by underweightings and poor selection in the Consumer Growth and Technology sectors which were both up over 42%. The Account also had an overweighting in Industrial companies which did poorly late in the year when the economy slowed. Poor selection in Energy, where the Account's concentration on smaller exploration and production companies was the wrong strategy, also hurt performance. In this sector, larger integrated companies performed better on a relative basis. In addition, the Account had approximately a 1/3 weighting in smaller companies which underperformed large cap companies. The only significant positive effect was the Account's substantial overweighting in Finance, the best performing sector.

                              INVESTMENT ACTIVITY

During the year the Account's Consumer Cyclical exposure was reduced as a result of sales in the automotive area where the fundamentals were slowing, and in the housing industry where profits were taken in several suppliers. The Account's Consumer Growth sector weightings were also reduced as selected drug, hospital supply and computer service companies moved up and their valuations became less compelling. Absorbing most of these cash proceeds on the purchase side were niche industrial companies in the chemical area where restructurings made attractive buy candidates, in industrial companies with exposure to the commercial aerospace cycle and in certain capital equipment makers who will benefit in the late stages of this economic cycle.

                               INVESTMENT OUTLOOK

After the market's 37.6% gain in 1995 it would not be surprising to see it languish this year. A substantial decline is not expected and the same holds true for another large gain, but a modest positive return is possible. This is based on forecasts that the economy will grow, albeit moderately, and inflation will remain under control. Within this environment corporate profits should continue to grow, but at a slower rate, as the slow economy may hurt earnings. Continuing initiatives by companies to trim expenses provides a positive offset. If inflation stays in check, interest rates in an election year should stay at relatively low levels enhancing the case for moderate equity gains. Within this scenario financial stocks, especially the laggard insurance companies should do well, as should companies with high earnings visibility, although their valuations seem high. In addition to financials, the Account continues to be overweighted in a select group of industrial companies, primarily in the Manufacturing and Capital Equipment sector. A slow growth environment and reasonable valuations, because of underperformance in the latter part of 1995, should help the performance of this sector.

                                     VCA-10

                             AVERAGE ANNUAL RETURNS

                      FOR PERIODS ENDED DECEMBER 31, 1995

                           ONE YEAR    FIVE YEARS    TEN YEARS
Unit Value1                    26.27%       16.91%       11.19%
With Max. Sales Charge2        19.19%       16.22%       11.00%

These returns represent past performance. Past performance cannot guarantee comparable future results. Investment return and principal value will fluctuate so that units, upon redemption, may be worth more or less than their original cost.

1Unit Value performance is calculated based on the change in the accumulation unit value and does not take into account the payment of a deferred sales charge at the time of withdrawal.

2With Maximum Sales Charge performance is based on the change in accumulation unit value and reflects the deduction of the following maximum deferred sales charges: "1 year", 7%; "5 years", 6%; and "10 Year or Since Effective Date", 4%. The performance results also reflect the impact of the $20 annual contract fee on The Medley Program.

                   CONDENSED FINANCIAL INFORMATION FOR VCA-10

              NET INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT
                  (For a Unit outstanding throughout the year)
            (Covered by the Independent Auditors' Report on page 7)

-----------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31                    1995      1994      1993      1992      1991
-----------------------------------------------------------------------------------------
INVESTMENT INCOME.......................  $ .0609   $ .0563   $ .0855   $ .0551   $ .0538
-----------------------------------------------------------------------------------------
EXPENSES
  For investment management fee.........    .0094     .0083     .0077     .0064     .0056
  For administrative expenses not
    covered by the annual account
    charge..............................    .0282     .0251     .0230     .0192     .0169
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME...................    .0233     .0229     .0548     .0295     .0313
-----------------------------------------------------------------------------------------
CAPITAL CHANGES
  Net realized gain on investments......    .3850     .1947     .2763     .2884     .1096
  Net unrealized
    appreciation/(depreciation) of
    investments.........................    .4744    (.2148)    .2599    (.0823)    .4478
-----------------------------------------------------------------------------------------
NET INCREASE IN UNIT VALUE..............    .8827     .0028     .5910     .2356     .5887
-----------------------------------------------------------------------------------------
UNIT VALUE
  Beginning of year.....................   3.3604    3.3576    2.7666    2.5310    1.9423
  End of year...........................  $4.2431   $3.3604   $3.3576   $2.7666   $2.5310
-----------------------------------------------------------------------------------------

SUM OF AVERAGE RATIOS for the year of
  (a) charge for investment management
  fee to net assets*, and (b) charge for
  administrative expenses not covered by
  the annual account charge to net
  assets*...............................    .9901%    .9965%    .9955%    .9936%   .9929%
-----------------------------------------------------------------------------------------
AVERAGE RATIO for the year of net
  investment income to net assets.......    .6133%    .6791%   1.7775%   1.1431%  1.3779%
-----------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.................    44.77%    31.50%    45.45%    65.20%   71.91%
-----------------------------------------------------------------------------------------
NUMBER OF UNITS OUTSTANDING for
  Participants at end of year (000
  omitted)..............................   81,817    79,189    73,569    62,592    58,699
-----------------------------------------------------------------------------------------

*These calculations exclude The Prudential's equity in VCA-10.

The above table does not reflect the annual account charge, if any, which does not affect the Unit Value of VCA-10. This charge is made by reducing Participants' accounts by a number of Units equal in value to the charge.

While both income and capital changes are shown above, the distinction between these sources of change in accumulation unit value is not particularly significant to Participants. There is no distinction between income and realized and unrealized gains and losses on investments in determining the amount of the Participant's benefits and the taxes payable by the Participant on them.

                                     VCA-10

                              REPORT OF MANAGEMENT

The accompanying financial statements and all information in the annual report are the responsibility of management of The Prudential Insurance Company of America (The Prudential). These financial statements have been prepared in accordance with generally accepted accounting principles, and necessarily include amounts based on best estimates and judgments. Information presented in one section of the annual report is consistent with information dealing with the same or substantially similar subject matter presented elsewhere in the annual report.

The system of internal controls for VCA-10 is an integral part of that for The Prudential. This system is designed to provide reasonable assurance that assets are safeguarded and that transactions are properly recorded and executed in accordance with proper authorization. The concept of reasonable assurance is based on the premise that the cost of internal controls should not exceed the benefits derived. In addition, The Prudential maintains a professional staff of internal auditors who monitor VCA-10's control structure through periodic reviews and tests of the control aspects of accounting, financial and operating activities. The internal auditors coordinate their program with that of the independent certified public accountants.

The financial statements have been audited by Deloitte & Touche LLP, Certified Public Accountants. The Independent Auditors' Report, which appears in this annual report, expresses an independent professional opinion on the fairness of presentation, in all material respects, of management's financial statements. The auditors review VCA-10's financial and accounting controls and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements.

The Prudential's Board of Directors, through its Auditing Committee, and the VCA-10 Committee monitor management's fulfillment of its responsibilities for accurate accounting, statement preparation and protection of assets. The Auditing Committee is composed solely of outside directors and the VCA-10 Committee has a majority of outside members. Both The Prudential's Auditing Committee and the outside members of the VCA-10 Committee meet with the independent certified public accountants, management and internal auditors periodically to evaluate each party's execution of their respective responsibilities. Each has free and separate access to the Auditing and VCA-10 Committees to discuss accounting, financial reporting, internal control and auditing matters.

Mark R. Fetting
Chairman
VCA-10 Committee

Mark B. Grier
Chief Financial Officer
The Prudential Insurance Company of America

                                     VCA-10

                          INDEPENDENT AUDITORS' REPORT

TO THE COMMITTEE OF AND PERSONS PARTICIPATING IN THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-10:

We have audited the accompanying statement of net assets of The Prudential Variable Contract Account-10 of The Prudential Insurance Company of America as of December 31, 1995, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the condensed financial information for each of the five years in the period then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and condensed financial information present fairly, in all material respects, the financial position of The Prudential Variable Contract Account-10 as of December 31, 1995, the results of its operations, the changes in its net assets and the condensed financial information for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Parsippany, New Jersey
February 15, 1996

                         FINANCIAL STATEMENTS OF VCA-10

                   STATEMENT OF NET ASSETS DECEMBER 31, 1995

COMMON STOCK
INVESTMENTS [NOTE 2]                            SHARES  MARKET VALUE
--------------------------------------------------------------------
AEROSPACE/DEFENSE (3.1%)
Banner Aerospace+                             272,500   $  1,566,875
Gen Corp.                                     137,700      1,686,825
General Motors Corp. (Class 'H' Stock)         67,000      3,291,375
Litton Industries, Inc.+                       81,200      3,613,400
UNC, Inc.+                                    123,600        741,600
                                                        ------------
                                                          10,900,075
---------------------------------------------------
AUTOS & TRUCKS (1.1%)
A.O. Smith Corp.                              152,000      3,154,000
Modine Manufacturing Corp.                     31,500        756,000
                                                        ------------
                                                           3,910,000
---------------------------------------------------
CHEMICALS (6.7%)
Cytec Industries, Inc.+                        82,900      5,170,887
E.I. Dupont De Nemours & Co.                   50,300      3,514,712
Imperial Chemical Industries (ADRs)            76,600      3,581,050
Mississippi Chemical Corp.                     98,400      2,287,800
Olin Corp.                                     52,200      3,875,850
Uniroyal Chemical Corp.+                      284,000      2,343,000
W.R. Grace & Co.                               42,000      2,483,250
                                                        ------------
                                                          23,256,549
---------------------------------------------------
COMMUNICATIONS EQUIPMENT (0.6%)
Oak Industries, Inc.+                         104,300      1,942,588
---------------------------------------------------
COMPUTER HARDWARE (0.1%)
Insilco Corp.+                                 14,600        465,375
---------------------------------------------------
CONSUMER SERVICES (0.5%)
ADT Ltd.+                                     126,500      1,897,500
---------------------------------------------------
CONTAINERS & PACKAGING (1.3%)
Owens Illinois, Inc.+                         120,400      1,745,800
U.S. Can Corp.+                               201,000      2,713,500
                                                        ------------
                                                           4,459,300
---------------------------------------------------
COSMETICS & SOAPS (0.4%)
Bush Boake Allen, Inc.+                        49,400      1,352,325
---------------------------------------------------
DIVERSIFIED CONSUMER PRODUCTS (2.4%)
Pittston Services Group                        92,800      2,911,600
Whitman Corp.                                 231,500      5,382,375
                                                        ------------
                                                           8,293,975
---------------------------------------------------
DRUGS & MEDICAL SUPPLIES (4.3%)
Gelman Sciences, Inc.+                        162,500      4,103,125
Guidant Corp.                                  19,000        802,750
Schering Plough Corp.                          70,400      3,854,400
Warner Lambert Co.                             31,500      3,059,438
Zeneca Group PLC (ADRs)                        57,600      3,362,400
                                                        ------------
                                                          15,182,113
---------------------------------------------------

COMMON STOCK
INVESTMENTS [NOTE 2]                            SHARES  MARKET VALUE
--------------------------------------------------------------------
ELECTRICAL EQUIPMENT (2.3%)
Belden, Inc.                                  108,800   $  2,801,600
Cable Design Technologies+                     58,500      2,574,000
Littelfuse, Inc.+                              74,100      2,723,175
                                                        ------------
                                                           8,098,775
---------------------------------------------------
ELECTRONICS (3.9%)
Anixter International+                        169,400      3,155,075
Marshall Industries+                          100,000      3,212,500
Methode Electronics, Inc.                     357,500      5,094,375
Pioneer Standard Electronics                  159,000      2,106,750
                                                        ------------
                                                          13,568,700
---------------------------------------------------
ENGINEERING & CONSTRUCTION (0.9%)
Giant Cement Holding, Inc.+                   259,900      2,988,850
---------------------------------------------------
EXPLORATION & PRODUCTION (3.8%)
Basin Exploration, Inc.+                      160,400        791,975
Cabot Oil & Gas Corp.                         133,000      1,945,125
Enron Oil & Gas                                95,000      2,280,000
Oryx Energy Co.+                              200,600      2,683,025
Parker & Parsley Petroleum Co.                100,000      2,200,000
Santa Fe Energy Resources+                    117,600      1,131,900
Seagull Energy+                                59,200      1,317,200
Vintage Petroleum, Inc.                        35,700        803,250
                                                        ------------
                                                          13,152,475
---------------------------------------------------
FINANCIAL SERVICES (4.4%)
Allmerica Financial Corp.+                     15,400        415,800
American Express Co.                           67,600      2,796,950
Dean Witter Discover & Co.                    104,100      4,892,700
Financial Security Assurance Holding           51,000      1,268,625
Finova Group, Inc.                             64,600      3,116,950
Travelers Group, Inc.                          46,200      2,893,275
                                                        ------------
                                                          15,384,300
---------------------------------------------------
FOOD/DRUG RETAIL (0.5%)
Eckerd Corp.+                                  37,900      1,691,287
---------------------------------------------------
HOSPITAL MANAGEMENT (3.1%)
Community Health Systems+                     117,700      4,193,062
Tenet Healthcare+                             329,300      6,791,813
                                                        ------------
                                                          10,984,875
---------------------------------------------------
HOUSING RELATED (2.4%)
Interco, Inc.+                                290,500      2,614,500
Mueller Industries, Inc.+                     100,000      2,925,000
Owens Corning Fiberglass Corp.+                60,000      2,692,500
                                                        ------------
                                                           8,232,000
---------------------------------------------------

                         FINANCIAL STATEMENTS OF VCA-10

                   STATEMENT OF NET ASSETS DECEMBER 31, 1995

COMMON STOCK
INVESTMENTS [NOTE 2]                            SHARES  MARKET VALUE
--------------------------------------------------------------------
INSURANCE (8.4%)
Equitable of Iowa Companies                    86,700   $  2,785,237
NAC Re Corp.                                   75,000      2,700,000
National Re Corp.                              74,400      2,827,200
Reinsurance Group of America                  150,000      5,493,750
TIG Holdings, Inc.                            114,000      3,249,000
Trenwick Group, Inc.                           50,000      2,812,500
Unionamerica Holdings PLC+                    105,600      1,795,200
Western National Corp.                        226,500      3,652,313
W.R. Berkley Corp.                             71,700      3,853,875
                                                        ------------
                                                          29,169,075
---------------------------------------------------
INTEGRATED PRODUCERS (0.7%)
Occidental Petroleum Corp.                    120,500      2,575,688
---------------------------------------------------
MACHINERY (6.6%)
Applied Power Co. (Class 'A' Stock)           165,000      4,950,000
Bearings, Inc. Delaware                        31,425        919,181
Donaldson, Inc.                               100,000      2,512,500
Global Industrial Technologies+               220,100      4,154,387
Greenfields Industries, Inc.                  124,600      3,893,750
Idex Corp.                                     85,000      3,463,750
Regal Beloit Corp.                            142,000      3,088,500
                                                        ------------
                                                          22,982,068
---------------------------------------------------
MEDIA (8.4%)
Century Communication (Class 'A' Stock)+      200,000      1,600,000
Comcast Corp. (Class 'A' Stock)               130,000      2,291,250
Comcast Corp. Special (Class 'A' Stock)        37,500        682,031
Cox Communication (Class 'A' Stock)+          113,213      2,207,653
E.W. Scripps Co. (Class 'A' Stock)             60,000      2,362,500
Harcourt General, Inc.                         40,800      1,708,500
Hollinger International (Class 'A'
  Stock)                                      136,400      1,432,200
Lee Enterprises                               160,000      3,680,000
Pulitzer Publishing Co.                        31,000      1,480,250
Tele-Communications, Inc. TCI Group
  (Series A)+                                 170,000      3,378,750
Tele-Communications, Inc. Liberty Media
  Group (Series A)+                            42,500      1,142,188
Time Warner, Inc.                             115,000      4,355,625
Times Mirror Co. (Class A)                     86,200      2,920,025
                                                        ------------
                                                          29,240,972
---------------------------------------------------
COMMON STOCK
INVESTMENTS [NOTE 2]                            SHARES  MARKET VALUE
--------------------------------------------------------------------
MISCELLANEOUS-INDUSTRIAL (10.0%)
Allied Products                               100,000   $  2,400,000
Allied Signal, Inc.                            33,800      1,605,500
Alltrista Corp.+                              138,000      2,484,000
Ametek, Inc.                                  110,000      2,062,500
Coltec Industries, Inc.+                      111,900      1,300,838
Crane Co.                                      60,400      2,227,250
Danaher Corp.                                  70,800      2,247,900
Figgie International, Inc. (Class 'A'
  Stock)+                                     250,000      2,593,750
Honeywell, Inc.                                75,100      3,651,737
Jason, Inc.+                                  160,600      1,043,900
Mark IV Industries, Inc.                      138,965      2,744,559
Pentair, Inc.                                  88,900      4,422,775
Varlen Corp.                                   55,275      1,188,412
Wolverine Tube, Inc.+                         135,600      5,085,000
                                                        ------------
                                                          35,058,121
---------------------------------------------------
NON-FERROUS METALS (1.5%)
The Carbide/Graphite Group+                   245,500      3,529,063
Ucar International, Inc.+                      52,600      1,775,250
                                                        ------------
                                                           5,304,313
---------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES (0.5%)
Lexmark International Group (Class 'A'
  Stock)+                                      97,200      1,773,900
---------------------------------------------------
RAILROADS (2.7%)
Canadian National Railway+                     16,800        252,000
Greenbrier Companies, Inc.                    247,500      3,000,937
Illinois Central Corp.                         73,600      2,824,400
Union Pacific Corp.                            52,000      3,432,000
                                                        ------------
                                                           9,509,337
---------------------------------------------------
REGIONAL BANKS (4.8%)
Bank of Boston Corp.                           49,800      2,303,250
Cullen Frost Bankers, Inc.                     75,000      3,750,000
First Bank System, Inc.                        56,300      2,793,887
First Chicago NBD Corp.                        56,472      2,230,644
Norwest Corp.                                 171,800      5,669,400
                                                        ------------
                                                          16,747,181
---------------------------------------------------
RESTAURANTS (0.7%)
Morrison Restaurants, Inc.                     50,000        700,000
Sbarro, Inc.                                   90,000      1,935,000
                                                        ------------
                                                           2,635,000
---------------------------------------------------
RETAIL (1.3%)
Ethan Allen Interiors, Inc.+                   50,000      1,018,750
Haverty Furniture, Inc.                       145,200      2,014,650
May Department Stores                          32,100      1,352,213
                                                        ------------
                                                           4,385,613
---------------------------------------------------

                         FINANCIAL STATEMENTS OF VCA-10

                   STATEMENT OF NET ASSETS DECEMBER 31, 1995

COMMON STOCK
INVESTMENTS [NOTE 2]                            SHARES  MARKET VALUE
--------------------------------------------------------------------
SPECIALTY CHEMICALS (2.0%)
Ferro Corp.                                   134,800   $  3,150,950
M.A. Hanna Co.                                 30,000        840,000
OM Group, Inc.                                 89,000      2,948,125
                                                        ------------
                                                           6,939,075
---------------------------------------------------
STEEL (0.8%)
United Dominion Industries                    134,500      2,908,563
---------------------------------------------------
TELECOMMUNICATION SERVICES (4.3%)
AT&T Corp.                                     47,100      3,049,725
Airtouch Communications, Inc.+                 33,500        942,188
Century Telephone Enterprises, Inc.            80,000      2,540,000
Frontier Corporation                          170,600      5,118,000
MCI Communications Corp.                      126,000      3,291,750
                                                        ------------
                                                          14,941,663
---------------------------------------------------
TEXTILES/APPAREL (0.6%)
Fieldcrest Cannon, Inc.+                      118,800      1,960,200
---------------------------------------------------
TOTAL COMMON STOCKS (95.1%)
(Cost: $268,284,897)                                    $331,891,831
---------------------------------------------------

                                           PRINCIPAL
SHORT-TERM INVESTMENTS [NOTE 2]              AMOUNT     MARKET VALUE
---------------------------------------------------
REPURCHASE AGREEMENT
  Goldman Sachs and Co., 5.80% yield,
  12/29/95 - 01/02/96, Amount Due -
  $17,085,003 (collateralized by
  $17,465,535 U.S. Treasury Bonds,
  7.25%, Due 08/15/22)                    $17,074,000   $ 17,082,252

International Bank for
Reconstruction, 5.544%
Discounted Note,
Due 03/13/96                                  160,000        158,256
---------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (4.9%)
(Cost: $17,234,000)                                     $ 17,240,508
---------------------------------------------------
TOTAL INVESTMENTS (100.0%)
(Cost: $285,518,897)                                    $349,132,339
---------------------------------------------------
OTHER ASSETS, LESS LIABILITIES
  Bank Overdraft                                        $   (447,340)
  Dividends and Interest Receivable                          244,546
  Receivables for Investments Sold                           813,264
  Payables for Investments Purchased                        (488,716)
  Pending Transfers                                         (165,274)
---------------------------------------------------
TOTAL   OTHER   ASSETS,   LESS   LIABILITIES   (0.0%)      $(43,520)
---------------------------------------------------
NET ASSETS  (100%)                                      $349,088,819
---------------------------------------------------
NET ASSETS REPRESENTING:
Equity of Participants
  81,816,950 Accumulation Units at an Accumulation
  Unit Value of $4.2431 (rounded)                       $347,161,142
Equity of The Prudential Insurance Company of America
                                                           1,927,677
---------------------------------------------------
                                                        $349,088,819
--------------------------------------------------------------------
--------------------------------------------------------------------

The following abbreviations are used in portfolio descriptions:
    ADR American Depositary Receipts
    PLC Public Limited Company

+Non-income producing securities

                       SEE NOTES TO FINANCIAL STATEMENTS

                         FINANCIAL STATEMENTS OF VCA-10

                            STATEMENT OF OPERATIONS

-----------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31                                                                             1995
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME [NOTE 2]
  Dividends                                                                                     $ 4,071,386
  Interest                                                                                          776,201
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,847,587
EXPENSES [NOTE 3]
  Fees Charged to Participants for Investment Management Services                                   755,791
  Fees Charged to Participants for Administrative Expenses                                        2,267,378
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME-NET                                                                             1,824,418
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS-NET
  Realized Gain on Investments-Net                                                               30,814,449
  Unrealized Increase in Value of Investments-Net                                                37,773,296
-----------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                          68,587,745
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $70,412,163
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31                                           1995          1994
----------------------------------------------------------------------------------------
OPERATIONS
  Investment Income-Net                                       $  1,824,418  $  1,862,646
  Realized Gain on Investments-Net                              30,814,449    14,911,860
  Unrealized Increase/(Decrease) In Value of Investments-Net    37,773,296   (16,570,990)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                     70,412,163       203,516
----------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
  Purchase Payments and Transfers in                            57,125,760    56,061,218
  Withdrawals and Transfers Out [Note 9]                       (45,844,459)  (36,915,465)
  Annual Account Charges Deducted from
    Participants' Accounts [Note 4]                                (78,996)      (69,867)
  Deferred Sales Charge [Note 5]                                  (146,870)      (24,016)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM CAPITAL TRANSACTIONS                           11,055,435    19,051,870
----------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                    81,467,598    19,255,386
  NET ASSETS
    Beginning of Year                                          267,621,221   248,365,835
----------------------------------------------------------------------------------------
    End of Year                                               $349,088,819  $267,621,221
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS OF VCA-10
YEARS ENDED DECEMBER 31, 1995 AND 1994
--------------------------------------------------------------------------------

NOTE 1:  GENERAL

         The Prudential Variable Contract Account-10 (VCA-10 or the Account) was established by The Prudential Insurance Company of America (The Prudential) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-10 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants). Its investments are composed primarily of common stocks. All contractual and other obligations arising under contracts participating in VCA-10 are general corporate obligations of The Prudential, although Participants' payments from the Account will depend upon the investment experience of the Account.

NOTE 2:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A. INVESTMENTS

         EQUITY SECURITIES

         The value of securities (except options and fixed income securities including convertible bonds) held in VCA-10 will be determined once daily as of 5:00 P.M., New York time ("Valuation Time") using composite pricing which reflects prices as of the close of business on all major exchanges, on each day on which the New York Stock Exchange ("NYSE") is open for trading and on any other day in which there is sufficient trading in VCA-10's portfolio securities to result in a material change in the value of the Account. A security that is traded on a national securities exchange will be valued at the last sale price for such security on any major exchange on which such security is traded as of Valuation Time, or, in the absence of recorded sales on such exchange on the valuation date, at the average of readily available bid and asked prices on such exchange at the Valuation Time. Any security not traded on a national securities exchange but traded in the over-the-counter market for which quotations are furnished through the nationwide automated quotation system approved by the National Association of Securities Dealers, Inc. ("NASDAQ") will be valued based on the last sale price as of the Valuation Time on each day on which the NYSE is open for trading, or, in the absence of recorded sales on such day, at the average of readily available bid and asked prices, as established by NASDAQ at the Valuation Time. Unlisted securities not quoted on NASDAQ are valued at the average of the quoted bid and asked prices in the over-the-counter market at the Valuation Time. Portfolio securities for which market quotations are not readily available will be valued at fair value as determined in good faith under the direction of the Account's Committee.

         FIXED INCOME SECURITIES

         Fixed income securities including convertible bonds are valued based on prices provided by an industry-recognized pricing service when such
         prices  are  believed  to  reflect  the  fair  market  value  of   such
         securities. Fixed income securities including convertible bonds not priced in this manner are valued at the mean of the last reported bid and asked prices provided by principal market makers and recognized securities dealers in such securities.

         SHORT-TERM INVESTMENTS

         Short-term investments having maturities of sixty days or less are valued at amortized cost, which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accrual of discount or amortization of premium to maturity.

         REPURCHASE AGREEMENTS

         Repurchase agreements may be considered loans of money to the seller of the underlying security. VCA-10 will not enter into repurchase agreements unless the agreement is fully collateralized, i.e., the value of the underlying collateral securities is, and during the entire term of the agreement remains, at least equal to the amount of the 'loan' including accrued interest. VCA-10 will take possession of the collateral and will value it daily to assure that this condition is met. In the event that a seller defaults on a repurchase agreement, VCA-10 may incur a loss in the market value of the collateral as well as disposition costs; and, if a party with whom VCA-10 had entered into a repurchase agreement becomes insolvent, VCA-10's ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the insolvency proceedings.

NOTES TO FINANCIAL STATEMENTS OF VCA-10
YEARS ENDED DECEMBER 31, 1995 AND 1994
--------------------------------------------------------------------------------

         OPTIONS

         Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 P.M., New York time) on the valuation date. Stock index futures and options thereon which are traded on commodities exchanges are valued as of the close of such commodity exchanges (which is currently 4:15 P.M., New York time) on the valuation date. The value of the option or future is based upon the last sale price on the exchange on which the contract is traded or as provided by NASDAQ or at the mean between the last bid and asked price if such bid and asked price are of a more recent day than the last trade price.

         B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

         Income and realized and unrealized gains and losses on investments are allocated to the Participants and The Prudential on a daily basis in proportion to their respective equities in VCA-10. Realized gains and losses from equity transactions are determined and accounted for on the basis of average cost. Realized gains and losses from convertible bond transactions are determined and accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date at declared value. Interest income is accrued daily. Equity, long-term bond and option transactions are recorded on the first business day following the trade date, except that transactions on the last business day of the year are recorded on that date. Short-term security transactions are recorded on trade date.

         C. TAXES

         The operations of VCA-10 are part of, and are taxed with, the operations of The Prudential. Under the current provisions of the Internal Revenue Code, The Prudential does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

NOTE 3:  EXPENSES

         A daily charge, at an effective annual rate of 1.00% of the current value of the Participant's equity in VCA-10, is paid to The Prudential. Three quarters of this charge (0.75%) is for administrative expenses not covered by the annual account charge, and one quarter (0.25%) is for investment management services.

NOTE 4:  ANNUAL ACCOUNT CHARGE

         An annual account charge is deducted from the account of each Participant at the time of withdrawal of the value of all of the Participant's accounts or at the end of the accounting year by cancelling Units. The charge will first be made against a Participant's account under a fixed dollar annuity Companion Contract or fixed rate option of the Non-Qualified Combination Contract. If the Participant has no account under a Companion Contract or the fixed rate option, or if the amount under the Companion Contract or the fixed rate option is too small to pay the charge, the charge will be made against the Participant's account in VCA-11. If the Participant has no VCA-11 account, or if the amount under that account is too small to pay the charge, the charge will then be made against the Participant's VCA-10 account. If the Participant has no VCA-10 account, or if it is too small to pay the charge, the charge will then be made against any one or more of the Participant's accounts in VCA-24. The annual account charge will not be greater than $20 and is paid to The Prudential.

NOTE 5:  DEFERRED SALES CHARGE

         A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate The Prudential for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first two years of participation, 6% on contributions withdrawn during the third through fifth years, 4% on contributions withdrawn during the sixth through tenth years, and 3% on contributions withdrawn during the eleventh through fifteenth years. No deferred sales charge is imposed upon contributions withdrawn for any reason after fifteen years of participation in the Program. In addition, no deferred sales charge is imposed upon contributions withdrawn to purchase an annuity under a Contract, to provide a death benefit, pursuant to a systematic withdrawal plan, to provide a minimum distribution payment, or in cases of financial hardship or disability retirement as determined pursuant to provisions of the employer's retirement arrangement. Further, for all plans other than IRAs, no deferred sales charge is imposed upon contributions withdrawn due to resignation or retirement by the Participant or termination of the Participant by the Contract-holder. Contributions transferred among VCA-10, VCA-11, the Subaccounts of VCA-24, the Companion Contract, and the fixed

NOTES TO FINANCIAL STATEMENTS OF VCA-10
YEARS ENDED DECEMBER 31, 1995 AND 1994
--------------------------------------------------------------------------------
         rate option of the Non-Qualified Combination Contract are considered to be withdrawals from the Account or Subaccount from which the transfer is made, but no deferred sales charge is imposed upon them. They will, however, be considered as contributions to the receiving Account or Subaccount for purposes of calculating any deferred sales charge imposed upon their subsequent withdrawal from it.

NOTE 6:  PURCHASES AND SALES OF PORTFOLIO SECURITIES

         For the year ended December 31, 1995, excluding short-term investments and U.S. government securities, the aggregate cost of purchases and the proceeds from sales of securities were $130,384,632 and $130,242,110, respectively.

NOTE 7:  UNIT TRANSACTIONS

         The number of Units issued and redeemed for the years ended December 31, 1995 and 1994 is as follows:

                                        1995        1994
               --------------------------------------------
               Units issued          15,057,016  16,685,518
               --------------------------------------------
               Units redeemed        12,428,790  11,065,712
               --------------------------------------------

NOTE 8:  RELATED PARTY TRANSACTIONS

         For the year ended December 31, 1995, Prudential Securities Incorporated, an indirect, wholly-owned subsidiary of The Prudential, earned $0 in brokerage commissions from portfolio transactions executed on behalf of VCA-10.

NOTE 9:  PARTICIPANT LOANS

         Loans are considered to be withdrawals from the Account from which the loan amount was deducted, however no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant's other Accumulation Accounts as well.

         Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant's contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

         For the year ended December 31, 1995, $1,171,098 in participant loans has been withdrawn from VCA-10 and $327,958 of principal has been repaid to VCA-10. For the year ended December 31, 1994, $938,733 in participant loans had been withdrawn from VCA-10 and $90,587 of principal had been repaid to VCA-10. Loan repayments are invested in Participant's account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds may not necessarily have originated solely from VCA-10.

                                     VCA-11

                             INVESTMENT ENVIRONMENT

As we look back on 1995, we see a year in which there was reasonable growth in the U.S. economy and very little inflationary pressure. The absence of pressure on the Consumer Price Index (CPI), coupled with progress towards a Federal budget agreement provided an impetus for the Federal Reserve to lower the federal funds rate target on December 19th to 5.50%. This 25 basis point decrease was the second decrease in this target rate during 1995, the other occurring on July 6th. Despite a recent slowdown in the development towards a budget agreement, market participants still anticipate a resolution of the issue and therefore expect still lower interest rates. A further decrease in interest rates is expected to go hand-in-hand with a budget agreement because such an agreement would likely decrease government spending and perhaps cause an unwanted slowdown in the economy. Lower interest rates would theoretically spark consumer activity, thereby offsetting any slowdown caused by decreased government spending.

                             INVESTMENT PERFORMANCE

The VCA-11 rate of return was 5.22% for 1995. The 3-month Treasury Bill index returned 5.79% for 1995. Total return for the Account reflects the deduction of expenses and management fees. The index does not have expenses or fees as it is a broad market gauge and not an actively managed portfolio.

                              INVESTMENT ACTIVITY

VCA-11  continues to be primarily invested in money market instruments issued by
major  corporations  and   commercial  banks.  The   Account's  management   has
consistently supported high quality standards.

The portfolio manager was able to take advantage of the continued decline in yields during the last two quarters of 1995 by holding longer securities acquired during the first half of the year. The Account had an integral amount of its total investment allocated to securities yielding greater return than those available during the latter portion of the year.

                               INVESTMENT OUTLOOK

Market participants expect future declines in interest rates. This expectation is based on both the very limited threat of inflation and also the anticipation of a federal budget agreement which would limit government spending. Some economists have postponed the decline in the Fed Funds target rate in forecasts due to the restriction of economic data release during the recent government shutdown.

                                     VCA-11
                             AVERAGE ANNUAL RETURNS
                      for Periods ended December 31, 1995

                                                   FIVE
                                     ONE YEAR      YEARS     TEN YEARS
Unit Value1                             5.22%       3.98%       5.51%
With Max. Sales Charge2                (1.80)%      2.90%       5.24%

These returns represent past performance. Past performance cannot guarantee comparable future results. An investment in VCA-11 is neither insured nor guaranteed by the U.S. Government. There can be no assurance that VCA-11 will maintain a stable unit value.

1Unit Value performance is calculated based on the change in the accumulation unit value and does not take into account the payment of a sales charge at the time of purchase.

2With Maximum Sales Charge performance is based on the change in accumulation unit value and reflects the deduction of the following maximum deferred sales charges: "1 year", 7%; "5 years", 6%; and "10 Year or Since Effective Date", 4%. The performance results also reflect the impact of the $20 annual contract fee on The Medley Program.

                   CONDENSED FINANCIAL INFORMATION FOR VCA-11
              NET INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT
                  (For a Unit outstanding throughout the year)
            (Covered by the Independent Auditors' Report on page 19)

--------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31                               1995       1994       1993       1992       1991
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME.................................  $  .1313   $  .0912   $  .0682   $  .0812   $  .1215
--------------------------------------------------------------------------------------------------------
EXPENSES
  For investment management fee...................     .0054      .0052      .0050      .0049      .0047
  For administrative expenses not covered by the
    annual account charge.........................     .0160      .0154      .0150      .0147      .0142
--------------------------------------------------------------------------------------------------------
NET INCREASE IN UNIT VALUE........................     .1099      .0706      .0482      .0616      .1026
--------------------------------------------------------------------------------------------------------
UNIT VALUE
  Beginning of year...............................    2.1056     2.0350     1.9868     1.9252     1.8226
  End of year.....................................  $ 2.2155   $ 2.1056   $ 2.0350   $ 1.9868   $ 1.9252
--------------------------------------------------------------------------------------------------------
SUM OF AVERAGE RATIOS for the year of (a) charge
  for investment management fee to net assets*,
  and (b) charge for administrative expenses not
  covered by the annual account charge to net
  assets*.........................................     .9912%     .9966%     .9942%     .9999%    1.0048%
--------------------------------------------------------------------------------------------------------
AVERAGE RATIO for the year of net investment
  income to net assets............................    5.0835%    3.4176%    2.3997%    3.1433%    5.4667%
--------------------------------------------------------------------------------------------------------
NUMBER OF UNITS OUTSTANDING
  for Participants at end of year (000 omitted)...    34,136     35,448     29,421     27,518     26,400
--------------------------------------------------------------------------------------------------------

*These calculations exclude The Prudential's equity in VCA-11.

 The above table does not reflect the annual account charge, which does not affect the Unit Value of VCA-11. This charge is made by reducing Participants' accounts by a number of Units equal in value to the charge.

                                     VCA-11

                              REPORT OF MANAGEMENT

The accompanying financial statements and all information in the annual report are the responsibility of management of The Prudential Insurance Company of America (The Prudential). These financial statements have been prepared in accordance with generally accepted accounting principles, and necessarily include amounts based on best estimates and judgements. Information presented in one section of the annual report is consistent with information dealing with the same or substantially similar subject matter presented elsewhere in the annual report.

The system of internal controls for VCA-11 is an integral part of that for The Prudential. This system is designed to provide reasonable assurance that assets are safeguarded and that transactions are properly recorded and executed in accordance with proper authorization. The concept of reasonable assurance is based on the premise that the cost of internal controls should not exceed the benefits derived. In addition, The Prudential maintains a professional staff of internal auditors who monitor VCA-11's control structure through periodic reviews and tests of the control aspects of accounting, financial and operating activities. The internal auditors coordinate their program with that of the independent certified public accountants.

The financial statements have been audited by Deloitte & Touche LLP, Certified Public Accountants. The Independent Auditors' Report, which appears in this annual report, expresses an independent professional opinion on the fairness of presentation, in all material respects, of management's financial statements. The auditors review VCA-11's financial and accounting controls and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

The Prudential's Board of Directors, through its Auditing Committee, and the VCA-11 Committee monitor management's fulfillment of its responsibilities for accurate accounting, statement preparation and protection of assets. The Auditing Committee is composed solely of outside directors and the VCA-11 Committee has a majority of outside members. Both The Prudential's Auditing Committee and the outside members of the VCA-11 Committee meet with the independent certified public accountants, management and internal auditors periodically to evaluate each party's execution of their respective responsibilities. Each has free and separate access to the Auditing and VCA-11 Committees to discuss accounting, financial reporting, internal control and auditing matters.

Mark R. Fetting
Chairman
VCA-11 Committee

Mark B. Grier
Chief Financial Officer
The Prudential Insurance Company of America

                                     VCA-11

                          INDEPENDENT AUDITORS' REPORT

TO THE COMMITTEE OF AND PERSONS PARTICIPATING IN THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-11:

We have audited the accompanying statement of net assets of The Prudential Variable Contract Account-11 of The Prudential Insurance Company of America as of December 31, 1995, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the condensed financial information for each of the five years in the period then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and condensed financial information present fairly, in all material respects, the financial position of The Prudential Variable Contract Account-11 as of December 31, 1995, the results of its operations, the changes in its net assets and the condensed financial information for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Parsippany, New Jersey
February 15, 1996

                         FINANCIAL STATEMENTS OF VCA-11

                   STATEMENT OF NET ASSETS DECEMBER 31, 1995

SHORT-TERM                                   PRINCIPAL
INVESTMENTS [NOTE 2]                            AMOUNT     VALUE
--------------------------------------------------------------------
COMMERCIAL PAPER-U.S. (33.9%)
Aristar, Inc., 6.033% Notes, Due
  01/30/96                                $   370,000   $    368,212
Aristar, Inc., 5.857% Notes, Due
  02/05/96                                  1,130,000      1,123,628
Aristar, Inc., 5.858% Notes, Due
  02/06/96                                  2,315,000      2,301,573
Asset Securitization Coop. Corp., 5.820%
  Notes, Due 01/12/96                         300,000        299,468
A. H. Robins Co., Inc., 5.768% Notes,
  Due 03/05/96                                600,000        593,920
Chemical Banking Corp., 6.009% Notes,
  Due 01/05/96                              1,500,000      1,499,000
Countrywide Funding Corp., 5.861% Notes,
  Due 02/14/96                              2,563,000      2,544,784
Falcon Asset Securitization Corp.,
  5.892% Notes, Due 01/31/96                1,600,000      1,592,200
Fleet Financial Group, 5.787% Notes, Due
  01/30/96                                  2,451,000      2,439,647
Fleet Mortgage Group, 5.855% Notes, Due
  01/25/96                                  3,800,000      3,785,307
Finova Capital Corp., 6.009% Notes, Due
  01/04/96                                  1,300,000      1,299,355
Finova Capital Corp., 6.032% Notes, Due
  01/16/96                                  2,600,000      2,593,532
Household International, Inc., 5.892%
  Notes, Due 02/01/96                       1,700,000      1,691,436
Newell Co., 5.833% Notes, Due 01/16/96      3,102,000      3,094,503
PHH Corporation, 5.886% Notes, Due
  01/18/96                                    177,000        176,511
Whirlpool Corp., 5.819% Notes, Due
  01/31/96                                    875,000        870,800
                                          ------------  ------------
                                           26,383,000     26,273,876
---------------------------------------------------
OTHER CORPORATE DEBT-U.S. (40.2%)
(MASTER NOTES, MEDIUM TERM NOTES, ASSET BACKED SECURITIES, CORPORATE
  BONDS)
Associates Corp. of North America,
  6.506% Medium Term Note, Due 03/29/96       400,000        398,280

SHORT-TERM                                   PRINCIPAL
INVESTMENTS [NOTE 2]                            AMOUNT     VALUE
--------------------------------------------------------------------
Associates Corp. of North America,
  5.931% Corporate Bond, Due 02/15/96     $   100,000   $     99,826
Associates Corp. of North America,
  5.862% Medium Term Note, Due 11/04/96       200,000        197,990
Dean Witter, Discover & Co., 6.013%
  Medium Term Note, Due 03/04/96#             500,000        499,885
Deere & Company, 5.932% Medium Term
  Note, Due 03/18/96                        1,000,000      1,005,264
Ford Motor Credit Corp., 6.041%
  Corporate Bond, Due 08/01/96                600,000        609,524
Ford Motor Credit Corp., 6.602%
  Corporate Bond, Due 03/15/96              1,000,000      1,004,500
Ford Motor Credit Corp., 6.097% Medium
  Term Note, Due 06/17/96#                    300,000        300,227
Ford Motor Credit Corp., 5.894%
  Corporate Bond, Due 05/15/96              1,500,000      1,512,666
General Electric Company, 5.900%
  Corporate Bond, Due 05/01/96              1,000,000      1,006,334
General Motors Acceptance Corp., 6.097%
  Medium Term Note, Due 02/05/96              400,000        402,072
General Motors Acceptance Corp., 6.099%
  Corporate Bond, Due 02/01/96                460,000        461,006
General Motors Acceptance Corp., 5.997%
  Medium Term Note, Due 02/22/96#             260,000        260,029
General Motors Acceptance Corp., 5.902%
  Medium Term Note, Due 05/15/96#           2,800,000      2,799,840
Goldman Sachs Group L.P., 6.188% Medium
  Term Note, Due 01/09/97#                  3,800,000      3,800,000

                         FINANCIAL STATEMENTS OF VCA-11

                   STATEMENT OF NET ASSETS DECEMBER 31, 1995

SHORT-TERM                                   PRINCIPAL
INVESTMENTS [NOTE 2]                            AMOUNT     VALUE
--------------------------------------------------------------------
Household Finance Corp., 6.559%
  Corporate Bond, Due 02/15/96            $ 1,300,000   $  1,304,351
Household Finance Corp., 5.890%
  Corporate Bond, Due 11/01/96              1,150,000      1,167,530
International Lease Finance Corp.,
  6.106% Corporate Bond, Due 06/01/96         525,000        526,065
John Deere Capital Corp., 6.241% Medium
  Term Note, Due 07/22/96#                  2,000,000      2,002,467
John Deere Owner Trust 1995 A-1, 6.000%
  Asset Backed Security, Due 02/15/96#        955,094        955,094
Lehman Brothers Holdings, Inc., 6.142%
  Master Note, Due 05/29/96#                3,000,000      3,000,000
Money Market Auto 1990-1 (ABSVRRN),
  3.337% Asset Backed Security, Due
  11/29/96#                                   400,000        400,000
Morgan Stanley Group, Inc., 3.592%
  Corporate Bond, Due 12/16/96#             1,000,000      1,000,000
Morgan Stanley Group, Inc., 3.530%
  Corporate Bond, Due 12/16/96#             1,000,000      1,000,000
Norwest Financial, Inc., 5.860% Medium
  Term Note, Due 11/15/96                     700,000        694,574
Sears Roebuck Acceptance Corp., 5.933%
  Corporate Bond, Due 08/01/96                865,000        877,527
Sears Roebuck Acceptance Corp., 5.951%
  Corporate Bond, Due 08/01/96              2,640,000      2,678,444
Transamerica Financial Corp., 6.010%
  Corporate Bond, Due 07/15/96                250,000        249,787
Transamerica Financial Corp., 5.933%
  Corporate Bond, Due 06/15/96              1,000,000      1,011,466
                                          ------------  ------------
                                           31,105,094     31,224,748
---------------------------------------------------
SHORT-TERM                                   PRINCIPAL
INVESTMENTS [NOTE 2]                            AMOUNT     VALUE
--------------------------------------------------------------------

OTHER BANK RELATED INSTRUMENTS-U.S. (20.8%)
(BANK NOTES, LOAN PARTICIPATIONS)
American Express Centurion Bank, 5.895%
  Bank Note, Due 04/17/96#                $ 1,300,000   $  1,299,922
American Express Centurion Bank, 5.865%
  Bank Note, Due 10/16/96#                  2,600,000      2,599,600
Bank One Columbus, 5.811% Bank Note, Due
  09/12/96#                                 2,900,000      2,898,534
Bank One Milwaukee, N.A., 5.853% Bank
  Note, Due 09/05/96#                       1,000,000        999,608
Engelhard Corp., 6.250% Loan
  Participation, Due 01/03/96               1,916,000      1,916,000
Key Bank of New York, N.A., 5.791% Bank
  Note, Due 09/06/96#                       2,700,000      2,698,519
Morgan Stanley Group, Inc., 6.100% Loan
  Participation, Due 01/02/96                 565,000        565,000
Nationsbank Texas, 7.150% Bank Note, Due
  02/06/96                                  2,000,000      1,999,694
Society National Bank Cleveland, 5.735%
  Bank Note, Due 04/15/96                     400,000        401,070
Society National Bank Cleveland, 6.499%
  Bank Note, Due 04/25/96                     750,000        748,855
                                          ------------  ------------
                                           16,131,000     16,126,802
---------------------------------------------------
COMMERCIAL PAPER-FOREIGN (1.5%)
Cogentrix of Richmond, Inc., 5.861%
  Notes, Due 01/11/96                         790,000        788,723
Bat Capital Corp., 5.825% Notes, Due
  01/16/96                                    355,000        354,142
                                          ------------  ------------
                                            1,145,000      1,142,865
---------------------------------------------------
CERTIFICATES OF DEPOSIT-FOREIGN (1.3%)
Societe Generale, 5.820% Certificate of
  Deposit, Due 01/22/96                     1,000,000      1,000,000
---------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (97.7%)
(Cost: $75,768,291)                                     $ 75,768,291
---------------------------------------------------

                         FINANCIAL STATEMENTS OF VCA-11

                   STATEMENT OF NET ASSETS DECEMBER 31, 1995

SHORT-TERM                                   PRINCIPAL
INVESTMENTS [NOTE 2]                            AMOUNT     VALUE
--------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES
  Bank Overdraft                                        $    (18,474)
  Interest Receivable                                        629,768
  Pending Transfers                                        1,157,314
---------------------------------------------------
TOTAL   OTHER   ASSETS,   LESS   LIABILITIES   (2.3%)      1,768,608
---------------------------------------------------
NET ASSETS  (100.0%)                                     $77,536,899
---------------------------------------------------
SHORT-TERM                                   PRINCIPAL
INVESTMENTS [NOTE 2]                            AMOUNT     VALUE
--------------------------------------------------------------------

NET ASSETS, REPRESENTING:
Equity of Participants
  34,135,936 Units at a Unit Value of $2.2155
  (rounded)                                             $ 75,627,010
Equity of The Prudential Insurance Company of America
                                                        $  1,909,889
--------------------------------------------------------------------
                                                        $ 77,536,899
--------------------------------------------------------------------
--------------------------------------------------------------------


#Indicates a variable rate security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         FINANCIAL STATEMENTS OF VCA-11

                            STATEMENT OF OPERATIONS

-----------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31                                                                              1995
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME [NOTE 2]
  Interest                                                                                       $4,653,997
-----------------------------------------------------------------------------------------------------------
EXPENSES [NOTE 3]
  Fees Charged to Participants for Investment Management Services                                   186,577
  Fees Charged to Participants for Administrative Expenses                                          559,729
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $3,907,691
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31                                           1995          1994
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                   $  3,907,691  $  2,390,610
----------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
  Purchase Payments and Transfers In                            64,383,901    52,961,340
  Withdrawals and Transfers Out [Note 7]                       (67,160,389)  (40,440,037)
  Annual Account Charges Deducted from Participants'
    Accounts
    [Note 4]                                                       (40,200)      (34,832)
  Deferred Sales Charge [Note 5]                                   (17,399)      (16,777)
----------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL TRANSACTIONS                           (2,834,087)   12,469,694
----------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                     1,073,604    14,860,304
  NET ASSETS
    Beginning of Year                                           76,463,295    61,602,991
----------------------------------------------------------------------------------------
    End of Year                                               $ 77,536,899  $ 76,463,295
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS OF VCA-11
YEARS ENDED DECEMBER 31, 1995 AND 1994
--------------------------------------------------------------------------------

NOTE 1:  GENERAL

         The Prudential Variable Contract Account-11 (VCA-11 or the Account) was established by The Prudential Insurance Company of America (The Prudential) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-11 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants). Its investments are primarily composed of short-term securities. All contractual and other obligations arising under contracts participating in VCA-11 are general corporate obligations of The Prudential, although Participants' payments from the Account will depend upon the investment experience of the Account.

NOTE 2:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A. SHORT-TERM INVESTMENTS

         Securities having a remaining maturity of 397 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase adjusted for constant accrual of discount or amortization of premium to maturity. The rate displayed is the effective yield from the date of purchase to the date of maturity.

         B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

         Income on investments is allocated to the Participants and The Prudential on a daily basis in proportion to their respective equities in VCA-11. Interest income is accrued daily. Security transactions are recorded on trade date.

         C. TAXES

         The operations of VCA-11 are part of, and are taxed with, the operations of The Prudential. Under the current provisions of the Internal Revenue Code, The Prudential does not expect to incur federal income taxes on earnings of VCA-11 to the extent the earnings are credited under the contracts. As a result, the Unit Value of VCA-11 has not been reduced by federal income taxes.

NOTE 3:  EXPENSES

         A daily charge, at an effective annual rate of 1.00% of the current value of the Participant's equity in VCA-11, is paid to The Prudential. Three quarters of this charge (0.75%) is for administrative expenses not covered by the annual account charge, and one quarter (0.25%) is for investment management services.

NOTE 4:  ANNUAL ACCOUNT CHARGE

         An annual account charge is deducted from the account of each Participant at the time of withdrawal of the value of all of the Participant's accounts or at the end of the accounting year by cancelling Units. The charge will first be made against a Participant's account under a fixed dollar annuity Companion Contract or fixed rate option of the Non-Qualified Combination Contract. If the Participant has no account under a Companion Contract or the fixed rate option, or if the amount under the Companion Contract or the fixed rate option is too small to pay the charge, the charge will be made against the Participant's account in VCA-11. If the Participant has no VCA-11 account, or if the amount under that account is too small to pay the charge, the charge will then be made against the Participant's VCA-10 account. If the Participant has no VCA-10 account, or if it is too small to pay the charge, the charge will then be made against any one or more of the Participant's accounts in VCA-24. The annual account charge will not be greater than $20 and is paid to The Prudential.

NOTE 5:  DEFERRED SALES CHARGE

         A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate The Prudential for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first two years of participation, 6% on contributions withdrawn during the third through fifth years, 4% on contributions withdrawn during the sixth through tenth years, and 3% on contributions withdrawn during the eleventh through fifteenth years. No deferred sales charge is imposed upon contributions withdrawn for any reason after fifteen years of participation in a Program. In addition, no deferred sales charge is imposed upon contributions withdrawn to purchase an annuity under a Contract, to provide a death benefit, pursuant to a systematic withdrawal plan, to provide a minimum distribution payment, or in cases of financial hardship or

NOTES TO FINANCIAL STATEMENTS OF VCA-11
YEARS ENDED DECEMBER 31, 1995 AND 1994
--------------------------------------------------------------------------------
         disability retirement as determined pursuant to provisions of the employer's retirement arrangement. Further, for all plans other than IRAs, no deferred sales charge is imposed upon contributions withdrawn due to resignation or retirement by the Participant or termination of the Participant by the Contract-holder. Contributions transferred among VCA-10, VCA-11, the Subaccounts of VCA-24, the Companion Contract, and the fixed rate option of the Non-Qualified Combination Contract are considered to be withdrawals from the Account or Subaccount from which the transfer is made, but no deferred sales charge is imposed upon them. They will, however, be considered as contributions to the receiving Account or Subaccount for purposes of calculating any deferred sales charge imposed upon their subsequent withdrawal from it.

NOTE 6:  UNIT TRANSACTIONS

         The number of Units issued and redeemed for the years ended December 31, 1995 and 1994 is as follows:

                                        1995        1994
               --------------------------------------------
               Units issued          29,949,209  25,656,212
               --------------------------------------------
               Units redeemed        31,261,514  19,628,580
               --------------------------------------------

NOTE 7:  PARTICIPANT LOANS

         Loans are considered to be withdrawals from the Account from which the loan amount was deducted, however, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant's other Accumulation Accounts as well.

         Withdrawals, transfers and loans from VCA-11 are considered to be withdrawals of contributions until all of the Participant's contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

         For the year ended December 31, 1995, $578,756 in participant loans has been withdrawn from VCA-11 and $105,290 of principal has been repaid to VCA-11. For the year ended December 31, 1994, $379,019 in participant loans had been withdrawn from VCA-11 and $27,165 of principal had been repaid to VCA-11. Loan repayments are invested in Participant's account(s) as chosen by the Participant, which may not necessarily be VCA-11. The initial loan proceeds may not necessarily have originated solely from VCA-11.

                                     VCA-24

                             INVESTMENT PERFORMANCE

Each of the Subaccounts in VCA-24 invests in a corresponding Portfolio of The Prudential Series Fund, Inc. A portfolio review, discussion of factors affecting performance and the financial statements for each of these Portfolios is presented on the pages following the VCA-24 financial statements. The rates of return presented for the Portfolios include the deduction of investment managements fees and other expenses charged to each portfolio, but do not include the administrative fee deducted in calculating the VCA-24 Contract unit value. The total return results for each VCA-24 Subaccount, including the deduction of the administrative fee, is shown below:

                                    VCA-241

                             AVERAGE ANNUAL RETURNS

                      FOR PERIODS ENDED DECEMBER 31, 1995

                                                                        TEN
                                                                       YEARS
                                                                      OR SINCE
                                                            FIVE      EFFECTIVE
                                              ONE YEAR     YEARS      DATE
Unit Value2
Bond Account                                  19.82   %    9.11   %   8.30    %
Government Securities Account3                18.59   %    8.57   %   8.92    %*
Conservatively Managed Flexible Account       16.40   %    9.83   %   9.18    %
Aggressively Managed Flexible Account         23.21   %   12.55   %   10.60   %
Stock Index Account                           36.05   %   15.23   %   14.81   %*
Common Stock Account                          30.32   %   17.90   %   13.91   %
Global Equity Account                         15.02   %   10.11   %   8.30    %*

With Max. Sales Charge4
Bond Account                                  12.81   %    8.24   %   8.10    %
Government Securities Account                 11.59   %    7.69   %   8.55    %*
Conservatively Managed Flexible Account        9.37   %    8.97   %   8.98    %
Aggressively Managed Flexible Account         16.18   %   11.77   %   10.43   %
Stock Index Account5                          29.03   %   14.54   %   14.62   %*
Common Stock Account                          23.25   %   17.24   %   13.76   %
Global Equity Account6                         8.01   %    9.28   %   7.97    %*

These returns represent past performance. Investment return and principal value will fluctuate so that units, upon redemption, may be worth more or less than their original cost.

*Performance is from the effective date as indicated:

  Government Securities Account        May 1, 1989

  Stock Index Account                  October 19, 1987

  Global Equity Account                September 19, 1988

1The Prudential Variable Contract Account-24 (VCA-24) was first offered on May 1, 1987 (Stock Index Account on May 2, 1988, Government Securities and Global Equity Accounts on May 1, 1991). However, the underlying investment portfolios existed under other Prudential programs before they became part of The MEDLEY Program. For purposes of comparison, the returns have been recalculated to reflect a hypothetical return as if they were part of The MEDLEY Program from each portfolio's inception, using charges applicable to The MEDLEY Program.

2Unit Value performance is calculated based on the change in the accumulation unit value and does not take into account the payment of a deferred sales charge.

3Shares of this portfolio are not insured or guaranteed by the U.S. Government.

4With Maximum Sales Charge performance is based on the change in accumulation unit value and reflects the deduction of the following maximum deferred sales charges: "1 year", 7%; "5 years", 6%; and "10 Year or Since Effective Date", 4%. The performance results also reflect the impact of the $20 annual contract fee on The Medley Program.

5Standard & Poor's, S&P, Standard & Poor's 500, and 500 are trademarks of McGraw-Hill, Inc. and have been licensed for use by The Prudential Insurance Company of America and its affiliates and subsidiaries. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

6Investing in non-U.S. markets and non-U.S. issuers involves risks that are different from, and in addition to, those present in U.S. investments. Foreign securities are subject to certain risks, such as political or economic instability of the countries in which their issues reside and foreign currency fluctuations. They may be less liquid than U.S. securities.

                        CONDENSED FINANCIAL INFORMATION
              ACCUMULATION UNIT VALUE INFORMATION PER VCA-24 UNIT

                                                                      SUBACCOUNTS
                           --------------------------------------------------------------------------------------------------
                                             COMMON STOCK                                          BOND
                           ------------------------------------------------  ------------------------------------------------
                           01/01/95  01/01/94  01/01/93  01/01/92  01/01/91  01/01/95  01/01/94  01/01/93  01/01/92  01/01/91
                              TO        TO        TO        TO        TO        TO        TO        TO        TO        TO
                           12/31/95  12/31/94  12/31/93  12/31/92  12/31/91  12/31/95  12/31/94  12/31/93  12/31/92  12/31/91
Beginning of period
  (rounded)..............  $2.0541   $2.0136   $1.6646   $1.4690   $1.1745   $1.6746   $1.7435   $1.5950   $1.4992   $1.2973
End of period
  (rounded)..............  $2.6769   $2.0541   $2.0136   $1.6646   $1.4690   $2.0065   $1.6746   $1.7435   $1.5950   $1.4992
Accumulation Units
  Outstanding at end of
    period (000
    omitted).............  118,394    99,323    79,985    51,639    35,657    16,898    14,575    14,481    10,103     7,928


                                             AGGRESSIVELY                                     CONSERVATIVELY
                                           MANAGED FLEXIBLE                                  MANAGED FLEXIBLE
                           ------------------------------------------------  ------------------------------------------------
                           01/01/95  01/01/94  01/01/93  01/01/92  01/01/91  01/01/95  01/01/94  01/01/93  01/01/92  01/01/91
                              TO        TO        TO        TO        TO        TO        TO        TO        TO        TO
                           12/31/95  12/31/94  12/31/93  12/31/92  12/31/91  12/31/95  12/31/94  12/31/93  12/31/92  12/31/91
Beginning of period
  (rounded)..............  $1.7886   $1.8609   $1.6223   $1.5189   $1.2201   $1.7175   $1.7473   $1.5691   $1.4781   $1.2508
End of period
  (rounded)..............  $2.2038   $1.7886   $1.8609   $1.6223   $1.5189   $1.9993   $1.7175   $1.7473   $1.5691   $1.4781
Accumulation Units
  Outstanding at end of
    period (000
    omitted).............   51,419    44,729    36,035    23,410    16,859    46,873    43,594    36,932    24,223    16,385

                                             STOCK INDEX                                      GLOBAL EQUITY
                           ------------------------------------------------  ------------------------------------------------
                           01/01/95  01/01/94  01/01/93  01/01/92  01/01/91  01/01/95  01/01/94  01/01/93  01/01/92  05/01/91*
                              TO        TO        TO        TO        TO        TO        TO        TO        TO        TO
                           12/31/95  12/31/94  12/31/93  12/31/92  12/31/91  12/31/95  12/31/94  12/31/93  12/31/92  12/31/91
Beginning of period
  (rounded)..............  $2.0123   $2.0072   $1.8440   $1.7342   $1.3469   $1.3020   $1.3791   $0.9707   $1.0127   $1.0000
End of period
  (rounded)..............  $2.7378   $2.0123   $2.0072   $1.8440   $1.7342   $1.4975   $1.3020   $1.3791   $0.9707   $1.0127
Accumulation Units
  Outstanding at end of
    period (000
    omitted).............   51,701    40,522    32,178    20,554    10,724    24,439    21,739    12,368     3,180     1,300

                                        GOVERNMENT SECURITIES
                           ------------------------------------------------
                           01/01/95  01/01/94  01/01/93  01/01/92  05/01/91*
                              TO        TO        TO        TO        TO
                           12/31/95  12/31/94  12/31/93  12/31/92  12/31/91
Beginning of period
  (rounded)..............  $1.2421   $1.3196   $1.1811   $1.1242   $1.0000
End of period
  (rounded)..............  $1.4730   $1.2421   $1.3196   $1.1811   $1.1242
Accumulation Units
  Outstanding at end of
    period (000
    omitted).............   17,289    16,140    15,556     9,269     6,641


*COMMENCEMENT OF OPERATIONS

                                     VCA-24

                              REPORT OF MANAGEMENT

The accompanying financial statements and all information in the annual report are the responsibility of management of The Prudential Insurance Company of America (The Prudential). These financial statements have been prepared in accordance with generally accepted accounting principles, and necessarily include amounts based on best estimates and judgments. Information presented in one section of the annual report is consistent with information dealing with the same or substantially similar subject matter presented elsewhere in the annual report.

The system of internal controls for VCA-24 is an integral part of that for The Prudential. This system is designed to provide reasonable assurance that assets are safeguarded and that transactions are properly recorded and executed in accordance with proper authorization. The concept of reasonable assurance is based on the premise that the cost of internal controls should not exceed the benefits derived. In addition, The Prudential maintains a professional staff of internal auditors who monitor VCA-24's control structure through periodic reviews and tests of the control aspects of accounting, financial and operating activities. The internal auditors coordinate their program with that of the independent certified public accountants.

The financial statements have been audited by Deloitte & Touche LLP, Certified Public Accountants. The Independent Auditors' Report, which appears in this annual report, expresses an independent professional opinion on the fairness of presentation, in all material respects, of management's financial statements. The auditors review VCA-24's financial and accounting controls and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

The Prudential's Board of Directors, through its Auditing Committee, monitors management's fulfillment of its responsibilities for accurate accounting, statement preparation and protection of assets. The Auditing Committee is composed solely of outside directors and meets with the independent certified public accountants, management and internal auditors periodically to evaluate each party's execution of their respective responsibilities. Each has free and separate access to the Auditing Committee to discuss accounting, financial reporting, internal control and auditing matters.

Mark R. Fetting
President
Prudential Defined Contribution Services

Mark B. Grier
Chief Financial Officer
The Prudential Insurance Company of America

                                     VCA-24

                          INDEPENDENT AUDITORS' REPORT

TO THE CONTRACT-HOLDERS OF THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-24 AND THE BOARD OF DIRECTORS OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA:

We have audited  the accompanying  statements of  net assets  of The  Prudential
Variable Contract Account-24 of The Prudential Insurance Company of America (comprising, respectively, the Common Stock, Bond, Aggressively Managed Flexible, Conservatively Managed Flexible, Stock Index, Global Equity, and Government Securities Subaccounts) as of December 31, 1995, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Subaccounts constituting The Prudential Variable Contract Account-24 as of December 31, 1995, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Parsippany, New Jersey
February 15, 1996

                         FINANCIAL STATEMENTS OF VCA-24

STATEMENTS OF NET ASSETS
December 31, 1995

                                                                 SUBACCOUNTS
                         --------------------------------------------------------------------------------------------
                                                    AGGRESSIVELY  CONSERVATIVELY
                                                      MANAGED       MANAGED                    GLOBAL     GOVERNMENT
                         COMMON STOCK     BOND        FLEXIBLE     FLEXIBLE    STOCK INDEX     EQUITY     SECURITIES
                         ------------  -----------  ------------  -----------  ------------  -----------  -----------
Investment in Shares of
  The Prudential Series
  Fund, Inc. Portfolios
  at Net Asset Value
  [Note 2].............. $317,403,914  $33,991,523  $113,383,046  $93,680,024  $140,599,394  $36,374,438  $25,605,692
Pending Transfers.......      119,282     129,306        298,342     366,646      1,239,389     270,464       96,681
                         ------------  -----------  ------------  -----------  ------------  -----------  -----------
NET ASSETS..............  317,523,196  34,120,829    113,681,388  94,046,670    141,838,783  36,644,902   25,702,373
NET ASSETS,
  REPRESENTING:
  Equity of
    Participants........  316,926,998  33,905,866    113,318,771  93,710,621    141,543,946  36,598,999   25,467,388
  Equity of The
    Prudential Insurance
    Company of
    America.............      596,198     214,963        362,617     336,049        294,837      45,903      234,985
                         ------------  -----------  ------------  -----------  ------------  -----------  -----------
                         $317,523,196  $34,120,829  $113,681,388  $94,046,670  $141,838,783  $36,644,902  $25,702,373
                         ------------  -----------  ------------  -----------  ------------  -----------  -----------
                         ------------  -----------  ------------  -----------  ------------  -----------  -----------

STATEMENTS OF OPERATIONS
Year Ended December 31, 1995
                                                                 SUBACCOUNTS
                         --------------------------------------------------------------------------------------------
                                                    AGGRESSIVELY  CONSERVATIVELY
                            COMMON                    MANAGED       MANAGED       STOCK        GLOBAL     GOVERNMENT
                            STOCK         BOND        FLEXIBLE     FLEXIBLE       INDEX        EQUITY     SECURITIES
                         ------------  -----------  ------------  -----------  ------------  -----------  -----------
INVESTMENT INCOME
  Dividend Distribution
    Received............ $ 16,948,497  $2,156,979   $  7,926,692  $6,800,453   $  3,531,140  $1,228,619   $1,545,264
EXPENSES [NOTE 3]
  Fees Charged to
    Participants for
    Administrative
    Expenses............    1,957,338     215,397        714,198     628,295        815,522     241,899      168,354
                         ------------  -----------  ------------  -----------  ------------  -----------  -----------
INVESTMENT INCOME-NET...   14,991,159   1,941,582      7,212,494   6,172,158      2,715,618     986,720    1,376,910

Realized and Unrealized
  Gain/ (Loss) on
  Investments-Net.......
Realized Gain/(Loss) on
  Investments-Net.......      (24,800)   (163,634)      (263,188)   (156,989)       199,314    (214,816)    (133,824)
Unrealized Increase in
  Value of
  Investments-Net.......   52,353,370   3,426,514     12,940,009   6,602,930     29,686,462   3,588,062    2,562,570
                         ------------  -----------  ------------  -----------  ------------  -----------  -----------
NET GAIN ON
  INVESTMENTS...........   52,328,570   3,262,880     12,676,821   6,445,941     29,885,776   3,373,246    2,428,746
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS............ $ 67,319,729  $5,204,462   $ 19,889,315  $12,618,099  $ 32,601,394  $4,359,966   $3,805,656
                         ------------  -----------  ------------  -----------  ------------  -----------  -----------
                         ------------  -----------  ------------  -----------  ------------  -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                         FINANCIAL STATEMENTS OF VCA-24

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SUBACCOUNTS
                               ----------------------------------------------------------------------------------------
                                                                                                   AGGRESSIVELY
                                          COMMON                                                     MANAGED
                                          STOCK                          BOND                        FLEXIBLE
                               ----------------------------  ----------------------------  ----------------------------
YEARS ENDED DECEMBER 31            1995           1994           1995           1994           1995           1994
------------------------------
                               -------------  -------------  -------------  -------------  -------------  -------------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.................. $  67,319,729  $   3,683,694  $   5,204,462  $    (950,397) $  19,889,315  $  (2,808,337)
ACCUMULATION UNIT TRANSACTIONS
  Purchase Payments and
    Transfers In [Note 8].....    78,369,879     65,892,826     10,872,319      8,453,804     25,939,820     27,554,349
  Withdrawal and Transfers Out
    [Note 8]..................   (32,625,019)   (26,512,808)    (6,557,977)    (8,339,324)   (12,409,926)   (11,787,729)
  Annual Account Charges
    Deducted from
    Participants'
    Accumulation Accounts
    [Note 4]..................       (70,848)       (62,784)        (8,556)        (8,160)       (22,989)       (23,750)
  Deferred Sales Charge [Note
    5]........................       (68,298)       (26,031)       (11,081)        (2,855)       (19,532)        (6,972)
                               -------------  -------------  -------------  -------------  -------------  -------------
INCREASE IN NET ASSETS
  RESULTING FROM ACCUMULATION
  UNIT TRANSACTIONS...........    45,605,714     39,291,203      4,294,705        103,465     13,487,373     15,735,898
                               -------------  -------------  -------------  -------------  -------------  -------------
TOTAL INCREASE/(DECREASE) IN
  NET ASSETS..................   112,925,443     42,974,897      9,499,167       (846,932)    33,376,688     12,927,561
  NET ASSETS
    Beginning of Year.........   204,597,753    161,622,856     24,621,662     25,468,594     80,304,700     67,377,139
                               -------------  -------------  -------------  -------------  -------------  -------------
    End of Year............... $ 317,523,196  $ 204,597,753  $  34,120,829  $  24,621,662  $ 113,681,388  $  80,304,700
                               -------------  -------------  -------------  -------------  -------------  -------------
                               -------------  -------------  -------------  -------------  -------------  -------------


                                       CONSERVATIVELY
                                          MANAGED
                                          FLEXIBLE
                                ----------------------------
YEARS ENDED DECEMBER 31             1995           1994
------------------------------
                                -------------  -------------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $  12,618,099  $  (1,186,990)
ACCUMULATION UNIT TRANSACTIONS
  Purchase Payments and
    Transfers In [Note 8].....     19,428,383     21,956,428
  Withdrawal and Transfers Out
    [Note 8]..................    (13,140,949)   (10,391,865)
  Annual Account Charges
    Deducted from
    Participants'
    Accumulation Accounts
    [Note 4]..................        (26,993)       (25,350)
  Deferred Sales Charge [Note
    5]........................        (22,291)        (7,805)
                                -------------  -------------
INCREASE IN NET ASSETS
  RESULTING FROM ACCUMULATION
  UNIT TRANSACTIONS...........      6,238,150     11,531,408
                                -------------  -------------
TOTAL INCREASE/(DECREASE) IN
  NET ASSETS..................     18,856,249     10,344,418
  NET ASSETS
    Beginning of Year.........     75,190,421     64,846,003
                                -------------  -------------
    End of Year...............  $  94,046,670  $  75,190,421
                                -------------  -------------
                                -------------  -------------

                                          STOCK                         GLOBAL                      GOVERNMENT
                                          INDEX                         EQUITY                      SECURITIES
                               ----------------------------  ----------------------------  ----------------------------
YEARS ENDED DECEMBER 31            1995           1994           1995           1994           1995           1994
------------------------------
                               -------------  -------------  -------------  -------------  -------------  -------------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.................. $  32,601,394  $     284,135  $   4,359,966  $  (1,661,352) $   3,805,656  $  (1,281,648)
ACCUMULATION UNIT TRANSACTIONS
  Purchase Payments and
    Transfers In [Note 8].....    41,360,803     28,168,953     21,219,027     26,544,981      5,878,622      7,998,321
  Withdrawal and Transfers Out
    [Note 8]                     (14,006,587)   (11,473,983)   (17,369,898)   (13,664,123)    (4,231,878)    (7,191,336)
  Annual Account Charges
    Deducted from
    Participants'
    Accumulation Accounts
    [Note 4]..................       (13,183)       (13,939)        (2,527)        (2,860)        (2,617)        (2,516)
  Deferred Sales Charge [Note
    5]                               (14,549)       (14,227)        (7,245)        (1,968)        (8,151)        (2,287)
                               -------------  -------------  -------------  -------------  -------------  -------------
INCREASE IN NET ASSETS
  RESULTING FROM ACCUMULATION
  UNIT TRANSACTIONS...........    27,326,484     16,666,804      3,839,357     12,876,030      1,635,976        802,182
                               -------------  -------------  -------------  -------------  -------------  -------------
TOTAL INCREASE/(DECREASE) IN
  NET ASSETS..................    59,927,878     16,950,939      8,199,323     11,214,678      5,441,632       (479,466)
  NET ASSETS
    Beginning of Year.........    81,910,905     64,959,966     28,445,579     17,230,901     20,260,741     20,740,207
                               -------------  -------------  -------------  -------------  -------------  -------------
    End of Year............... $ 141,838,783  $  81,910,905  $  36,644,902  $  28,445,579  $  25,702,373  $  20,260,741
                               -------------  -------------  -------------  -------------  -------------  -------------
                               -------------  -------------  -------------  -------------  -------------  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements of VCA-24
Years Ended December 31, 1995 and 1994
--------------------------------------------------------------------------------

NOTE 1:  GENERAL

         The Prudential Variable Contract Account-24 (VCA-24 or the Account) was established by The Prudential Insurance Company of America (The Prudential) under the laws of the State of New Jersey and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. VCA-24 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants).

         The Account is comprised of seven Subaccounts. Each of the Subaccounts invests in a corresponding portfolio of The Prudential Series Fund, Inc. (the Fund). The Common Stock Subaccount invests in the Common Stock Portfolio, the Bond Subaccount invests in the Bond Portfolio, the Aggressively Managed Flexible Subaccount invests in the Aggressively Managed Flexible Portfolio, the Conservatively Managed Flexible Subaccount invests in the Conservatively Managed Flexible Portfolio, the Stock Index Subaccount invests in the Stock Index Portfolio, the Global Equity Subaccount invests in the Global Equity Portfolio, and the Government Securities Subaccount invests in the Government Securities Portfolio. All contractual and other obligations arising under contracts participating in VCA-24 are general corporate obligations of The Prudential, although Participants' payments from the Account will depend upon the investment experience of the Account.

NOTE 2:  INVESTMENT INFORMATION

         The number of shares of each portfolio of the Fund, the Net Asset Value
         (NAV) per share for each portfolio held by the Subaccounts of VCA-24, and the aggregate cost of investments in such shares as of December 31, 1995 are as follows:

                                         AGGRESSIVELY CONSERVATIVELY
                   COMMON                  MANAGED      MANAGED      STOCK       GLOBAL    GOVERNMENT
                   STOCK        BOND       FLEXIBLE    FLEXIBLE      INDEX       EQUITY    SECURITIES
------------------------------------------------------------------------------------------------------
Number of Shares   12,379,320   3,004,611   6,348,677  6,119,374     7,045,445   2,341,722  2,184,989
------------------------------------------------------------------------------------------------------
NAV per Share   $    25.6399 $   11.3131 $   17.8593  $  15.3088  $    19.9561 $   15.5332 $  11.7189
------------------------------------------------------------------------------------------------------
Cost at 12-31-95 $254,092,709 $32,236,650 $102,359,465 $87,929,297 $105,260,310 $31,258,174 $24,335,747
------------------------------------------------------------------------------------------------------

NOTE 3:  EXPENSES

         A daily charge at an effective annual rate of 0.75% of the Net Asset Value of each Subaccount of VCA-24 is paid to The Prudential for administrative expenses not covered by the annual account charge.

NOTE 4:  ANNUAL ACCOUNT CHARGE

         An annual account charge is deducted from the account of each Participant at the time of withdrawal of the value of all of the Participant's accounts or at the end of the accounting year by cancelling units. The charge will first be made against a Participant's account under a fixed dollar annuity Companion Contract or fixed rate option of the Non-Qualified Combination Contract. If the Participant has no account under a Companion Contract or the fixed rate option, or if the amount under the Companion Contract or the fixed rate option is too small to pay the charge, the charge will be made against the Participant's account in VCA-11. If the Participant has no VCA-11 account or if the amount under that account is too small to pay the charge, the charge will then be made against the Participant's VCA-10 account. If the Participant has no VCA-10 account, or if it is too small to pay the charge, the charge will then be made against any one or more of the Participant's accounts in VCA-24. The annual account charge will not exceed $20 and is paid to The Prudential.

NOTE 5:  DEFERRED SALES CHARGE

         A deferred sales charge is imposed upon the withdrawal of certain purchase payments to compensate The Prudential for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn during the first two years of participation, 6% on contributions withdrawn during the third through fifth years, 4% on contributions withdrawn during the sixth through tenth years, and 3% on contributions withdrawn during the eleventh through fifteenth years. No deferred sales charge is imposed upon contributions withdrawn for any reason after fifteen years of participation in a Program. In addition, no deferred sales charge is imposed upon contributions withdrawn to purchase an annuity under a Contract, to provide a death benefit, pursuant to a systematic withdrawal plan, to provide a minimum distribution payment, or in

NOTES TO FINANCIAL STATEMENTS OF VCA-24
YEARS ENDED DECEMBER 31, 1995 AND 1994
--------------------------------------------------------------------------------
         cases of  financial hardship  or  disability retirement  as  determined pursuant to provisions of the employer's retirement arrangement. Further, for all plans other than IRAs, no deferred sales charge is imposed upon contributions withdrawn due to resignation or retirement by the Participant or termination of the Participant by the Contract-holder. Contributions transferred among VCA-10, VCA-11, the Subaccounts of VCA-24, the Companion Contract, and the fixed rate option of the Non-Qualified Combination Contract are considered to be withdrawals from the Account or Subaccount from which the transfer is made, but no deferred sales charge is imposed upon them. They will, however, be considered as contributions to the receiving Account or Subaccount for purposes of calculating any deferred sales charge imposed upon their subsequent withdrawal from it.

NOTE 6:  TAXES

         The operations of VCA-24 are part of, and are taxed with, the operations of The Prudential. Under the current provisions of the Internal Revenue Code, The Prudential does not expect to incur federal income taxes on earnings of VCA-24 to the extent the earnings are credited under the Contract. As a result, the Unit Value of VCA-24 has not been reduced by federal income taxes.

NOTE 7:  UNIT TRANSACTIONS

         The number of units issued and redeemed during the year ended December 31, 1995 is as follows:

                                          1995

                                         AGGRESSIVELY CONSERVATIVELY
                   COMMON                  MANAGED      MANAGED      STOCK       GLOBAL    GOVERNMENT
                   STOCK        BOND       FLEXIBLE    FLEXIBLE      INDEX       EQUITY    SECURITIES
------------------------------------------------------------------------------------------------------
Units issued      32,947,670   5,949,077  13,134,875  10,521,644    17,141,772  15,333,041  4,320,684
------------------------------------------------------------------------------------------------------
Units redeemed    13,876,916   3,626,392   6,444,519   7,242,876     5,962,523  12,632,811  3,171,341
------------------------------------------------------------------------------------------------------

         The number of units issued and redeemed during the year ended December 31, 1994 is as follows:

                                          1994

                                         AGGRESSIVELY CONSERVATIVELY
                   COMMON                  MANAGED      MANAGED      STOCK       GLOBAL    GOVERNMENT
                   STOCK        BOND       FLEXIBLE    FLEXIBLE      INDEX       EQUITY    SECURITIES
------------------------------------------------------------------------------------------------------
Units issued      32,467,788   5,000,706  15,263,070  12,718,412    14,115,039  19,450,002  6,275,588
------------------------------------------------------------------------------------------------------
Units redeemed    13,129,215   4,906,946   6,568,889   6,056,615     5,771,986  10,078,803  5,691,522
------------------------------------------------------------------------------------------------------

NOTE 8:  PARTICIPANT LOANS

         Loans are considered to be withdrawals from the Subaccount from which the loan amount was deducted, however, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Subaccount for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan by, for example failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant's other Accumulation Accounts as well.

         Withdrawals, transfers and loans from each Subaccount of VCA-24 are considered to be withdrawals of contributions until all of the Participant's contributions to the Subaccount have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

NOTES TO FINANCIAL STATEMENTS OF VCA-24
YEARS ENDED DECEMBER 31, 1995 AND 1994
--------------------------------------------------------------------------------

         For the year ended December 31, 1995, the amount of participant loans that has been withdrawn from the Subaccounts and the amount of principal that has been repaid to the Subaccounts is as follows:

                                          1995

                                         AGGRESSIVELY CONSERVATIVELY
                   COMMON                  MANAGED      MANAGED      STOCK       GLOBAL    GOVERNMENT
                   STOCK        BOND       FLEXIBLE    FLEXIBLE      INDEX       EQUITY    SECURITIES
------------------------------------------------------------------------------------------------------
Loans           $  1,164,299 $   183,629 $   657,487  $  392,252  $    557,493 $   223,882 $  138,935
------------------------------------------------------------------------------------------------------
Repayments      $    279,845 $    41,590 $   145,416  $  174,803  $    145,250 $    90,455 $   13,393
------------------------------------------------------------------------------------------------------

         For the year ended December 31, 1994, the amount of participant loans that was withdrawn from the Subaccounts and the amount of principal that was repaid to the Subaccounts is as follows:

                                          1994

                                         AGGRESSIVELY CONSERVATIVELY
                   COMMON                  MANAGED      MANAGED      STOCK       GLOBAL    GOVERNMENT
                   STOCK        BOND       FLEXIBLE    FLEXIBLE      INDEX       EQUITY    SECURITIES
------------------------------------------------------------------------------------------------------
Loans           $    619,162 $   100,860 $   331,831  $  274,301  $    315,157 $   183,069 $   51,430
------------------------------------------------------------------------------------------------------
Repayments      $     65,846 $    10,295 $    33,864  $   25,486  $     26,259 $    17,114 $    4,043
------------------------------------------------------------------------------------------------------

         Loan repayments are invested in Participant's account(s) as chosen by the Participant, which may not necessarily be the Subaccount from which the loan amount was deducted. The initial loan proceeds may not necessarily have originated solely from the Subaccounts of VCA-24.

THE PRUDENTIAL SERIES FUND, INC.

YEAR ENDED DECEMBER 31, 1995
-------------------------------------------------------------------------------

DEAR MEDLEY PARTICIPANT:

IN 1995, U.S. STOCKS AND BONDS PRODUCED THE KINDS OF TOTAL RETURNS INVESTORS USUALLY ONLY DREAM ABOUT. STOCKS RETURNED A STARTLING 37% FOR THE YEAR, AS MEASURED BY THE STANDARD & POOR'S 500 STOCK INDEX, A BROAD MEASURE OF THE U.S. STOCK MARKET. BONDS PRODUCED A TOTAL RETURN OF OVER 18%, AS MEASURED BY THE LEHMAN BROTHERS AGGREGATE INDEX, A COMPOSITE INDEX OF CORPORATE AND GOVERNMENT BONDS. IT WAS FAR FROM A NORMAL YEAR: SINCE 1926, STOCKS HAVE HAD ONLY SIX BETTER YEARS, AND LONG-TERM GOVERNMENT BONDS HAVE PRODUCED SUCH HIGH RETURNS ONLY ONCE BEFORE. THESE KINDS OF SUPERB MARKET GAINS WILL BE HARD TO BEAT IN OUR LIFETIMES--CONGRATULATIONS ON BEING PART OF THIS HISTORIC BULL MARKET.

AND WHAT A DIFFERENCE FROM A YEAR EARLIER. IN 1994, WE REPORTED FLAT RETURNS FOR STOCKS AND THE LARGEST LOSSES FOR LONG-TERM BONDS IN 75 YEARS. 1995'S RESULTS REMIND US, ONCE AGAIN, THAT STAYING THE COURSE IS THE KEY TO LONG-TERM INVESTING.

1995 WAS A BIG YEAR FOR THE SERIES FUND, TOO. AT YEAR-END, OUR TOTAL ASSETS EXCEEDED $17 BILLION, UP FROM JUST OVER $13 BILLION AT THE BEGINNING OF THE YEAR.

FURTHER INTO THE REPORT, WE'LL DISCUSS OUR OUTLOOK FOR 1996'S MARKETS. IN SHORT:
WE LIKE U.S. BONDS (FOR THE WARY INVESTOR); WE LIKE GLOBAL STOCKS (FOR THE MORE AGGRESSIVE INVESTOR); AND WE THINK U.S. STOCKS WILL BE VOLATILE THIS YEAR (ALTHOUGH WE FEEL THEY'RE THE ONLY PLACE TO BE FOR THE LONG HAUL). BUT WE WOULDN'T BE SURPRISED IF IT'S A BUMPY RIDE IN 1996. IT'S MORE IMPORTANT THAN EVER TO UNDERSTAND THE RISKS AND REWARDS OF THE MARKET, DETERMINE YOUR TOLERANCE FOR VOLATILITY, AND SET REALISTIC EXPECTATIONS REGARDING THE INVESTMENTS IN YOUR CONTRACT.

CAN WE HELP?

AFTER THE TERRIFIC YEAR THE STOCK AND BOND MARKETS HAD IN 1995, IT'S IMPORTANT TO REMEMBER HOW UNUSUALLY HIGH RETURNS WERE COMPARED TO THE HISTORICAL AVERAGES. OVER THE LONG TERM, STOCKS HAVE AVERAGED RETURNS OF ABOUT 10.5% PER YEAR, WHILE LONG TERM BONDS HAVE AVERAGED JUST UNDER 6%. RECOGNIZING JUST HOW HIGH THE MARKETS WERE IN 1995 CAN HELP YOU BETTER MANAGE YOUR EXPECTATIONS FOR FUTURE PERFORMANCE, WHICH WILL PROBABLY BE LOWER.

THIS MAY BE AN IDEAL TIME TO REEVALUATE THE ALLOCATION OF YOUR CONTRACT FUNDS AMONG YOUR AVAILABLE INVESTMENT OPTIONS. YOUR PRUDENTIAL/PRUCO SECURITIES REPRESENTATIVE STANDS READY TO DISCUSS YOUR CHANGING FINANCIAL SECURITY NEEDS, AND TO ASSIST YOU IN ANY WAY HE OR SHE CAN. YOUR REPRESENTATIVE IS A VALUABLE RESOURCE IN TODAY'S OFTEN VOLATILE FINANCIAL MARKETS.

ALL OF US AT THE PRUDENTIAL THANK YOU FOR YOUR BUSINESS AND LOOK FORWARD TO HELPING YOU PROVIDE FOR YOUR FUTURE FINANCIAL SECURITY.


IMPORTANT NOTE:

THIS INFORMATION SUPPLEMENTS THE FINANCIAL STATEMENTS AND OTHER INFORMATION INCLUDED IN THIS REPORT TO PARTICIPANTS IN THE MEDLEY PROGRAM. IT HIGHLIGHTS THE INVESTMENT PERFORMANCE OF THE SEVEN PORTFOLIOS OF THE PRUDENTIAL SERIES FUND, INC., WHICH ARE AVAILABLE THROUGH THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-24. THE RATES OF RETURN QUOTED ON THE FOLLOWING PAGES REFLECT DEDUCTION OF INVESTMENT MANAGEMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THEY REFLECT THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THEY ARE NOT AN ESTIMATE OR A GUARANTEE OF FUTURE PERFORMANCE. CONTRACT UNIT VALUES INCREASE OR DECREASE BASED ON THE PERFORMANCE OF THE PORTFOLIO. CHANGES IN CONTRACT VALUES DEPEND NOT ONLY ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIO BUT ALSO ON THE INSURANCE ADMINISTRATIVE CHARGES AND APPLICABLE SALES CHARGES, IF ANY, UNDER A CONTRACT. THESE CONTRACT CHARGES EFFECTIVELY REDUCE THE DOLLAR AMOUNT OF ANY NET GAINS OR INCREASE THE DOLLAR AMOUNT OF ANY NET LOSSES.

                                 STOCK & BOND MARKETS

                                        REVIEW

U.S. FINANCIAL MARKETS REVIEW
What a year. Throughout 1995, investors simply couldn't buy enough stocks and bonds. Why the shopping spree? Moderate economic growth, a weak U.S. dollar and improved efficiency in U.S. businesses allowed companies to earn healthy profits. Combined with very low inflation and falling interest rates, that created a robust environment for U.S. stocks and bonds.

While returns from U.S. financial instruments were spectacular, global stocks, at 21% total return (in dollar terms), as measured by the Morgan Stanley World Index, were very attractive.

Money market funds finished in last place again with a total return of 5.5%, as measured by IBC-Donoghue. Money markets generally produce the lowest total returns, although they attempt to preserve a constant share value.

Falling interest rates were responsible for much of the good market news last year. Long-term interest rates, typically measured by the 30-year U.S. Treasury bond, fell to 6.0% from about 7.9%-a drop that triggered many happy returns for bond investors.

There are a lot of reasons interest rates fell. First of all, inflation was low (about 2.5% at year end), and there are signs it might remain low. Furthermore, the economy is growing more slowly. Investors anticipate the Federal Reserve will reduce short-term rates further in early 1996 to stimulate economic activity.

                                     U.S. STOCKS
                                        REVIEW

HOW HIGH IS HIGH?

The environment for America's companies could hardly have been better in 1995. The result of this healthy economy: The Dow Jones Industrial Average, a narrow but frequently cited market average, set new records of 4000 in February, 4500 in June, and 5000 in November. Those gains were driven largely by corporate earnings, which grew at a healthy pace last year.

Productivity enhancements of the late 1980s and early 1990s, including staff reductions and technology use, are finally beginning to bear fruit at many companies, particularly at banks, airlines and automakers. And the weak dollar made U.S. exports very competitive in the global marketplace. When the U.S. dollar is weak, foreign consumers literally get more for their money--after conversion to their local currency.

- TECHNOLOGY stocks, including computer hardware, software and telecommunications companies, were the hands-down winners for much of the year, although they experienced some setbacks in the fourth quarter. Computers-and other forms of technology-are behind many of the efficiency gains that are keeping wages low. And the rest of the world hasn't even begun to use technology as much as we already do in the United States. As global economies continue to grow and advance, companies and individuals are likely to start looking to technology to make their lives easier (and sometimes more fun, as well).

- BANK, FINANCIAL SERVICES AND INSURANCE stocks were also good performers, gaining on the strength of falling interest rates. Many of these companies invest heavily in bonds, and they made money when bond prices rose in 1995. Mergers were also a big part of this sector's success. The merger craze led to higher prices, particularly for bank stocks, as investors sought to anticipate which companies would combine.

WHAT DIDN'T FARE AS WELL?

- COMPANIES like automakers and retailers had a difficult year. When the economy slowed in the spring, consumers stopped splurging and started bargain-hunting. The all-important holiday spending season was disappointing, as well.

                                      U.S. BONDS
                                        REVIEW

BONDS REBOUND STRONGLY.

In recent years, the bond market has been far from the sleepy asset class investors traditionally expect. 1993 was terrific; 1994 was awful; 1995 was terrific again, as moderate growth and low inflation drove bond prices higher. When investors don't need as much in interest payments to compensate for inflation, bond prices typically rise.

Long-term Treasury bonds were the asset class of choice in this kind of market.

They're very sensitive to interest rate changes; as rates fell, the average 30-year Treasury bond returned 29% last year. Corporate bonds also did well, largely for the same reasons stocks were such good performers, with the Lehman Corporate Bond Index up 22%. Although mortgage prepayments were not a factor in 1995, investors haven't quite forgotten the pain of 1993, when prepayments soared and mortgage-backed securities fell dramatically. The Lehman Mortgage Backed Index was up only 17% in 1995.

                                    FOREIGN STOCKS
                                        REVIEW

FOREIGN MARKETS TRAIL U.S.
FOR FIRST TIME IN TWO YEARS.

Foreign stock markets trailed the U.S. stock market in 1995, but even they prospered in that year of terrific returns. By year-end, the Morgan Stanley World Index had risen 21.3% in U.S. dollar terms. European stocks rose 22.1%, and the Pacific Basin (excluding Japan), was up 13.4%. In 1995, Japan's stock market stopped to catch its breath after producing high total returns--it was up less than 1% last year.

You've heard the phrase "buy low, sell high"? That's why we like the global markets right now. This time last year, the foreign stock markets were struggling through currency turmoil, financial scandals and a general crisis of confidence among global stock investors. For the rest of 1995, Mexico and South America suffered from weakening currency and financial scandals, and investors sold stocks in Asia in the last six months of the year. Most non-U.S. markets produced lower returns than U.S.

--------------------------------------------------------------------------------
                           TURMOIL IN SOUTH AMERICA
                            AND THE PACIFIC BASIN.
--------------------------------------------------------------------------------

stocks as a result. We thought most of the worries plaguing the developed foreign economies were unfounded and we continue to think so.

WHAT DO THEY SEE?

Since last April, more investors have been seeing things from our point of view.

- Economic growth that is more robust in some foreign countries than in the U.S.

- Corporate earnings overseas that, while they've generally exceeded expectations, have only begun to be reflected in foreign stock prices.

While foreign markets may be fundamentally attractive, foreign investments are subject to the risks of currency fluctuation and the impact of social, political and economic change.

BOND PORTFOLIO

The BOND PORTFOLIO delivered 20.7% in total return during 1995, as bond prices rose sharply. This Portfolio placed sixth in a field of 39 BBB-rated corporate bond funds in variable life/annuity products. (SOURCE: LIPPER ANALYTICAL SERVICES).

The Bond Portfolio was in a good position to take advantage of 1995's bull market. It can invest in many types of bonds, holding intermediate-and long-term U.S. government and corporate bonds as well as mortgage-backed securities. Nearly all types of bonds did well--with inflation flat, wages flat and economic growth moderate, bond investors saw no reason to demand higher yields to compensate them for inflation risk. As interest rates fell, coupons on new bonds were lower so older bonds, with higher coupons, became more valuable.

Buying U.S. corporate bonds, at 56% of assets as of year end, was a good move. Purchases like Rogers Cable and United Airlines not only provided healthy coupon income, but also boosted the Portfolio's net asset value as their prices rose more quickly than Treasury securities with similar maturities. We're always looking for companies like these that we think are stronger than they appear to the market at large.

In 1995, the Portfolio held an intermediate-term effective maturity ranging from 5 to 7.5 years. We believe bonds in this range offer most of the yield of longer-term bonds without all the price volatility. That would become important if interest rates reverse course.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED IN THE BOND PORTFOLIO VS. LEHMAN AGGREGATE
INDEX AND LIPPER VIP CORPORATE BOND AVERAGE OVER TEN YEARS(1)

                                       [GRAPH]

              $25,079 LB AGGREGATE INDEX(2)
              $24,512 BOND PORTFOLIO
              $24,065 LIPPER VIP CORP BBB(3)

--------------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 1995

------------------------------------------------------------------------------------------------------
                                ONE               THREE              FIVE                TEN
                                YEAR      RANK    YEARS     RANK     YEARS     RANK     YEARS     RANK
------------------------------------------------------------------------------------------------------
Bond Portfolio                  20.7%     6/39     8.8%     11/34     9.9%     12/29     9.4%     4/12
Lipper VIP Corp BBB(3)          19.1               8.4                9.7                9.2
Lehman Aggregate Index(2)       18.5               8.1                9.5                9.6
------------------------------------------------------------------------------------------------------

INCEPTION DATE: 5/1/83

(1) Past performance is not predictive of future performance. Portfolio performance does not reflect Separate Account expenses or other product charges. The Portfolio may invest in foreign securities. Foreign investments are subject to the risks of currency fluctuation and the impact of social, political and economic change.

(2) The Lehman Aggregate Index (LAI) is comprised of over 5,000 government and corporate bonds. The LAI is an unmanaged index and includes the reinvestment of all interest, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Portfolio. The securities that comprise the LAI may differ substantially from the securities in the Portfolio. The LAI is not the only index that may be used to characterize performance of income funds and other indices may portray different comparative performance.

(3) The Lipper Variable Insurance Products (VIP) Corporate BBB Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and insurance products. These returns are net of investment fees and fund expenses but not product charges.

DATA BANK

[PHOTO]

PORTFOLIO MANAGER
BARBARA KENWORTHY
-------------------------------------------------------------------------------

THE PORTFOLIO CHANGES
AS WE FIND OPPORTUNITIES.


AS OF 12/31/95

Corporate           56%        [PIE CHART]
Foreign (US$)       18
Treasury            14
Agency               6
Mortgage             3
Asset-backed         1
Cash                 2

LAST YEAR: AS OF 12/31/94

Corporate           29%        [PIE CHART]
Foreign (US$)       20
Treasury            32
Agency               2
Mortgage            13
Asset-backed         1
Cash                 3

-------------------------------------------------------------------------------

CORPORATE:
Bonds issued by major corporations.

FOREIGN:
U.S.-Dollar-denominated bonds issued by foreign companies or governments.

TREASURY:
Backed by the full faith and credit of the U.S.
government.

AGENCY:
Issued by U.S. government agencies, with implied U.S. government guarantee.

MORTGAGE:
Bonds backed by pools of home mortgages.

ASSET-BACKED:
Bonds backed by pools of collateralized loan receivables, such as credit card and auto loans.

-------------------------------------------------------------------------------
THE PORTFOLIO IS HIGH QUALITY.

HOW IT RATED AS OF 12/31/95
U.S. Gov't . . . . . . . . . .  20%
AAA  . . . . . . . . . . . . .   5
AA . . . . . . . . . . . . . .   4
A  . . . . . . . . . . . . . .  24
Baa  . . . . . . . . . . . . .  35
Ba . . . . . . . . . . . . . .  11
B  . . . . . . . . . . . . . .   0
Non-Rated  . . . . . . . . . .   0
Cash . . . . . . . . . . . . .   1

GOVERNMENT SECURITIES PORTFOLIO

The GOVERNMENT SECURITIES PORTFOLIO provided 19.5% in total return during 1995, ranking third of 28 variable life/annuity U.S. government portfolios. (SOURCE:
LIPPER ANALYTICAL SERVICES) The Portfolio invests in intermediate- and long-term bonds issued by the U.S. government and its agencies, including mortgage backed securities. (NEITHER THE MARKET VALUE OF U.S. GOVERNMENT SECURITIES NOR
THE PORTFOLIO'S SHARES ARE GUARANTEED BY THE U.S. GOVERNMENT.)

We reaped substantial gains in 1995 by lengthening maturities by the right amount (to more than 5.3 years) at the right time (when interest rates were falling this summer). The longer duration translated to an effective maturity of
6.7 years, longer than that of many other U.S. government funds measured by Lipper. While this longer maturity range carried risk if interest rates rose, we believed that rates would decline most of the year and we were right.

We also looked for price discrepancies among the different sectors of the U.S. government bond market, buying inexpensive bonds and then selling them when their prices rose. For instance, when mortgages suddenly looked very highly priced earlier in the year, and we thought interest rates might drop quickly (which hurts mortgage bond prices), we sold them and bought U.S. Treasurys.


------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED IN THE GOVERNMENT SECURITIES PORTFOLIO VS. LEHMAN GOVERNMENT INDEX AND LIPPER VIP U.S. GOVERNMENT AVERAGE SINCE INCEPTION(1)

                                       [GRAPH]

              $18,817  LB GOVERNMENT INDEX(2)
              $18,600  GOVERNMENT SECURITIES PORTFOLIO
              $18,000  LIPPER VIP US GOVERNMENT AVG(3)

--------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 1995

----------------------------------------------------------------------------------------------
                             ONE              THREE             FIVE                SINCE
                             YEAR     RANK    YEARS     RANK    YEARS     RANK    INCEPTION*
----------------------------------------------------------------------------------------------
Gov't Sec. Portfolio(1)      9.5%     3/28     8.5%     3/19     9.4%     2/14        9.5%
Lipper VIP US Gov't Avg(3)   17.0              7.4               9.1                  9.3
Lehman Gov't Index(2)        18.3              8.2               9.4                  9.7
----------------------------------------------------------------------------------------------

*INCEPTION DATE: 5/1/89

Some U.S. government securities are guaranteed as to timely payment of principal and interest. The underlying securities in the Portfolio carry this guarantee; not the Portfolio itself. Mortgage backed securities entail additional prepayment and extension risk.

(1) Past performance is not predictive of future performance. Portfolio performance does not reflect Separate Account expenses or other product charges.

 * Lipper provides data on a monthly basis, so for comparative purposes, the Lipper Average and Index since inception returns reflect the portfolio's first full calendar month of performance.

(2) The Lehman Government Index is a weighted index comprised of securities issued or backed by the U.S. government, its agencies and instrumentalities with a remaining maturity of one to 30 years. The LGI is an unmanaged index and includes the reinvestment of all interest, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Portfolio. The securities that comprise the LGI may differ substantially from the securities in the Portfolio. The LGI is not the only index that may be used to characterize performance of income funds and other indices may portray different comparative performance.

(3) The Lipper Variable Insurance Products (VIP) U.S. Government Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and insurance products. These returns are net of investment fees and fund expenses but not product charges.

Q&A

[PHOTO]

PORTFOLIO MANAGER
BARBARA KENWORTHY

-------------------------------------------------------------------------------

Q. BARBARA, WHAT ARE THE MAJOR FACTORS YOU'LL BE WATCHING IN THE BOND MARKET THIS YEAR?

A. 1996 is a Presidential election year, which throws several unknowns into our bond equations. We'll be watching the politicking closely for any signs that the deficit-cutting ardor has cooled. We think a balanced federal budget can be key to reassuring bond investors that inflation is whipped for the time being.


Q. WHAT ABOUT THE ON-AGAIN, OFF-AGAIN BUDGET DISCUSSIONS?

A. At the time of this writing, in late January, the Republicans have indicated that, until a budget accord is reached, they will limit funding to existing programs--a negative for economic growth. In addition, the Federal Reserve seems likely to reduce interest rates at least one more time, although it is difficult to anticipate when. The economy's health is still a bit unclear and it will certainly be chilled by January's snowstorms--on top of the recent acceleration in corporate layoffs. If the economy remains flat or dips into recession, investors could see interest rates touching historical lows again this year--or even moving lower.


Q. ARE THERE ANY NEGATIVE SIGNS ON THE HORIZON?

A. We have noticed some indications of an upturn in commodities prices, especially in gold. Rising commodity prices are often a harbinger of future inflation. A further upturn in commodity prices could stop any Federal Reserve-induced rate reductions for this year.

CONSERVATIVELY / AGGRESSIVELY MANAGED FLEXIBLE PORTFOLIOS

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED IN THE CONSERVATIVELY MANAGED FLEXIBLE PORTFOLIO AND THE AGGRESSIVELY MANAGED FLEXIBLE PORTFOLIO VS. S&P 500, LEHMAN AGGREGATE INDEX AND LIPPER VIP FLEX AVERAGE OVER TEN YEARS(1)


                                       [GRAPH]

              $40,032 S&P 500(2)
              $29,771 AGGRESSIVELY MGD FLEX PORTFOLIO
              $29,392 LIPPER VIP FLEX AVG(4)
              $26,106 CONSERVATIVELY MGD FLEX PORTFOLIO
              $25,079 LB AGGREGATE INDEX(3)

--------------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 1995

---------------------------------------------------------------------------------------------------------------
                                    ONE                 THREE               FIVE                TEN
                                    YEAR      RANK      YEARS     RANK      YEARS      RANK    YEARS      RANK
---------------------------------------------------------------------------------------------------------------
Conservatively Mgd Flex Port       17.3%     62/68      9.2%     46/58     10.7%     48/53     10.1%     11/13
Aggressively Mgd Flex Port         24.1      36/68     11.6      20/58     13.4      15/53     11.9      7/13
Lipper VIP Flex Avg(4)             24.2                10.9                13.0                11.4
S&P 500(2)                         37.6                15.3                16.6                14.9
Lehman Aggregate Index(3)          18.5                 8.1                 9.5                 9.6
---------------------------------------------------------------------------------------------------------------

INCEPTION DATE: 5/1/83

--------------------------------------------------------------------------------

ASSET MIX AS OF DECEMBER 31, 1995

---------------------------------------------------------------------------------------------------------------
                                                         LARGE CO.      SMALL CO.                        MONEY
                                                          STOCKS         STOCKS           BONDS          MARKET
---------------------------------------------------------------------------------------------------------------
Conservatively Mgd Flex Port                               40.5%           0.0%           34.9%           24.6%
Aggressively Mgd Flex Port                                 61.7            7.0            28.0             3.3
---------------------------------------------------------------------------------------------------------------


(1) Past performance is not predictive of future performance. Portfolio performance does not reflect Separate Account expenses or other product charges. The Portfolios may invest in foreign securities. Foreign investments are subject to the risks of currency fluctuation and the impact of social, political and economic change.

(2) The S&P 500 is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Portfolios. The securities that comprise the S&P 500 may differ substantially from the securities in the Portfolios. The S&P 500 is not the only index that may be used to characterize performance of this Portfolios and other indexes may portray different comparative performance.

(3) The Lehman Aggregate Index (LAI) is comprised of approximately 5,000 government and corporate bonds. The LAI is an unmanaged index and includes the reinvestment of all interest, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Portfolios. The securities that comprise the LAI may differ substantially from the securities in the Portfolios. The LAI is not the only index that may be used to characterize performance of income funds and other indices may portray different comparative performance.


(4) The Lipper Variable Insurance Products (VIP) Flex Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and insurance products. These returns are net of investment fees and fund expenses but not product charges.


[PHOTO]

PORTFOLIO MANAGER
MARK STUMPP

-------------------------------------------------------------------------------

The Conservatively Managed Flexible Portfolio returned 17.3% for 1995, ranking 62 of 68 flexible portfolios for variable life and annuity contracts. The Aggressively Managed Flexible Portfolio returned 24.1%, ranking 36 out of 68 flexible portfolios. (SOURCE: LIPPER ANALYTICAL SERVICES)

Research has shown that the allocation to stocks is the primary determinant of a portfolio's total return. The Aggressively Managed Flexible Portfolio, for example, has a "normal" stock guideline of 60%, while the Conservatively Managed Flexible has a 35% guideline. The remaining assets are allocated between bonds and money market instruments. We attempt to add value through timely shifts among these asset classes.

For example, in 1995 we boosted returns by holding more than the normal proportion of assets in stocks--a year in which stock returns outpaced the corresponding returns on bonds.

Nevertheless, markets are difficult to predict and, over time, the normal commitment to stocks will be the primary determinant of each Portfolio's return. Because these Portfolios are diversified across both stocks and bonds, they will tend to lag the stock market in bull markets, such as 1995.

However, by blending stocks with bonds, these Portfolios are better equipped to weather stock market declines.The normal rule is that you can't earn higher returns without taking on additional risk. Diversification, of course, doesn't prevent losses, but it can dampen the severity of declines in the stock market.

STOCK INDEX PORTFOLIO

The STOCK INDEX PORTFOLIO gained 37.1% in 1995, in line with the 37.6% gain of the S&P 500, the unmanaged stock market index this Portfolio mirrors. Investment management fees and portfolio expenses account for the slight difference in returns.

The Portfolio holds all 500 stocks included in the S&P 500 Index, and attempts to duplicate its performance. The portfolio manager invests funds received daily while trying to minimize transaction costs.

In 1995, the S & P 500 set new high after new high, closing out the year up over 37%. That's one for the record books and not the kind of return we think investors should get used to--historical averages are closer to about 11% per annum.

STANDARD AND POOR'S NEITHER SPONSORS NOR ENDORSES THE STOCK INDEX
PORTFOLIO.  INVESTORS CANNOT DIRECTLY INVEST IN THE S&P 500 STOCK INDEX.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED IN THE STOCK INDEX PORTFOLIO VS. S&P 500 AND LIPPER VIP GROWTH AND INCOME AVERAGE SINCE INCEPTION(1)

                                       [GRAPH]

              $32,987 STOCK INDEX PORTFOLIO
              $31,647 S&P 500(2)
              $27,035 LIPPER VIP GROWTH & INC. AVG(3)*
--------------------------------------------------------------------------------


AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 1995
-----------------------------------------------------------------------------
                                    ONE       THREE       FIVE        SINCE
                                    YEAR      YEARS       YEARS    INCEPTION*
-----------------------------------------------------------------------------
Stock Index Portfolio               37.1%     14.9%       16.1%      14.6%
Lipper VIP Growth & Income Avg(3)*  32.4      13.8        15.8       14.1
S&P 500(2)                            37.6      15.3        16.6       15.2
-----------------------------------------------------------------------------


INCEPTION DATE: 10/19/87

(1) Past performance is not predictive of future performance. Portfolio performance does not reflect Separate Account expenses or other product charges.

 * Lipper provides data on a monthly basis, so for comparative purposes, the Lipper Average and Index since inception returns reflect the portfolio's first full calendar month of performance.

 * Lipper lists the Stock Index Portfolio in its S&P 500 Index Universe. For purposes of the Contract owner Letter, we compared the Portfolio to Lipper's Growth & Income Universe: therefore, no ranks are given.

(2) The S&P 500 is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Portfolio. The S&P 500 is not the only index that may be used to characterize performance of this Portfolio and other indexes may portray different comparative performance.

(3) The Lipper Variable Insurance Products (VIP) Growth Income Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and insurance products. These returns are net of investment fees and fund expenses but not product charges.


DATA BANK

[PHOTO]

PORTFOLIO MANAGER
JOHN MOSCHBERGER

-------------------------------------------------------------------------------
THE S&P 500: WHAT'S IN IT?

AS OF 12/31/95

Consumer Growth . . . . . 28%     [PIE CHART]
Industrial  . . . . . . . 17
Utility . . . . . . . . . 13
Technology  . . . . . . . 12
Financial . . . . . . . . 12
Energy  . . . . . . . . . 10
Consumer Cyclical . . . .  8


-------------------------------------------------------------------------------
RETURNS BY SECTOR 1995.

Finance . . . . . . . . .   53%
Technology  . . . . . . .   43
Consumer Growth . . . . .   43
Utility . . . . . . . . .   39
Energy  . . . . . . . . .   31
Industrial  . . . . . . .   30
Consumer Cyclical . . . .   13


-------------------------------------------------------------------------------
RETURNS BY SECTOR 1994.

Finance . . . . . . . . .   -3%
Technology  . . . . . . .   20
Consumer Growth . . . . .    8
Utility . . . . . . . . .   -8
Energy  . . . . . . . . .    4
Industrial  . . . . . . .   -1
Consumer Cyclical . . . .  -12

COMMON STOCK PORTFOLIO

In 1995, the COMMON STOCK PORTFOLIO climbed 31.3%, ranking it 59 among 98 variable life/annuity growth portfolios. (SOURCE: LIPPER ANALYTICAL SERVICES)

Portfolio Manager Tom Jackson adheres to a "value" investment style: he looks for stocks with prices that are low compared to the company's potential earnings, cash flow and book value.

The "value" investment style was out of favor last year, and therefore the Portfolio didn't keep pace with the S&P 500. Stocks of companies with above-average earnings potential (favored by "growth" investors) fared better in 1995 than the diamonds-in-the-rough we buy.

We began 1995 with only 11.2% in cash, our lowest cash position in several years. Then, the economy slowed just enough to put inflation in the deep freeze, which was good news for the stock market and some of the stocks we owned, like Digital Equipment and Loews. Other areas didn't fare so well--mostly the economically-sensitive stocks of automakers and retailers. If the Federal Reserve continues to cut interest rates, the economy should shake off its sluggishness, which should give consumers a boost in confidence at the same time. Confident consumers buy cars and retail goods, they spend money and use their credit cards--so we think these stocks will do well if the economy eventually reaccelerates.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED IN THE COMMON STOCK PORTFOLIO VS. S&P 500 AND LIPPER GROWTH AVERAGE OVER TEN YEARS(1)


                                       [GRAPH]

              $40,032 S&P 500(2)
              $39,855 COMMON STOCK PORTFOLIO
              $37,836 LIPPER VIP GROWTH AVG(3)

--------------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------------------
                              ONE                   THREE                 FIVE                   TEN
                              YEAR       RANK       YEARS      RANK       YEARS      RANK        YEAR      RANK
---------------------------------------------------------------------------------------------------------------
Common Stock Portfolio        31.3%      59/98      18.0%      5/58       18.8%      14/48       15.0%     9/27
Lipper VIP Growth Avg(3)      32.5                  13.3                  17.1                   14.1
S&P 500(2)                    37.6                  15.3                  16.6                   14.9
---------------------------------------------------------------------------------------------------------------

INCEPTION DATE: 5/1/83

(1) Past performance is not predictive of future performance. Portfolio performance does not reflect Separate Account expenses or other expense charges. The Portfolio may invest in foreign securities. Foreign investments are subject to the risks of currency fluctuation and the impact of social, political and economic change.

(2) The S&P 500 is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Portfolio. The securities that comprise the S&P 500 mat differ substantially from the securities in the Portfolio. The S&P 500 is not the only index that may be used to characterize performance of this Portfolio and other indexes may portray different comparative performance.

(3) The Lipper Variable Insurance Products (VIP) Growth Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and insurance products. These returns are net of investment fees and fund expenses but not product charges.


Q&A

[PHOTO]

PORTFOLIO MANAGER
TOM JACKSON

--------------------------------------------------------------------------------

Q. WHAT WORKED FOR YOU IN 1995?

A. Our large concentration in banks, financial services and insurance stocks was a winning decision. Earnings increased significantly at companies like American Express, Dean Witter Discover and Travelers. And, with bank mergers making headlines daily, our emphasis on major money-center banks was a good move. Both large and small banks went through a merger and consolidation phase in 1995, leading to new levels of prosperity for the survivors. We continue to hold many of these as we look for further gains.


Q. WHAT DIDN'T WORK IN 1995?

A. - As major industries continued to shrink employment rosters in reaction to slowing U.S. economic growth rates, auto manufacturers and retailers performed miserably. We owned a lot of them, which hurt performance.

   - Although we own as many technology stocks as the S & P 500, we didn't own as many as some of our competitors, which hurt relative performance, as well.

   - In such a great year for stocks,the cash holdings, which eventually rose to 20% of assets, were a drag on returns.

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS
AS OF 12/3195

Digital Equipment. . . . . .  4.2%

Kimberly Clark . . . . . . .  3.5

Chrysler . . . . . . . . . .  2.8

Loews. . . . . . . . . . . .  2.5
Baxter International . . . .  2.3

GLOBAL EQUITY PORTFOLIO

Last year, the Global Equity Portfolio advanced 15.9%, ranking 15 of 32 variable life/annuity global equity portfolios. (SOURCE: LIPPER ANALYTICAL SERVICES.) Few global equity portfolios surpassed the MSCI- World Index, up 21.3%.

The Portfolio seeks long-term capital appreciation by investing primarily in common stocks and common stock equivalents of foreign and domestic corporations.

In 1995, we bought stocks outside the U.S. where economic growth was strong.

- In the Pacific Rim, we added to our holdings in Hong Kong, as we expect companies there will be the prime beneficiaries of renewed growth in mainland China.

  We added slightly to our Japanese holdings (now 17% of total net assets, up from 12%), where companies should benefit from both the weakening yen (which makes exports more attractive to overseas consumers) and the government's action to strengthen the banking sector.

- Around Europe, we're buying luxury retailers, entertainment and leisure companies. As the baby boomers age, we think they'll have more disposable income to spend on the finer things in life.

- In the U.S., we favored technology firms, mostly software manufacturers, which should prosper as Americans load up on new computer applications for work, home and play.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED IN THE GLOBAL EQUITY PORTFOLIO VS. MORGAN STANLEY WORLD INDEX AND LIPPER VIP GLOBAL AVERAGE SINCE INCEPTION(1)

                                       [GRAPH]

              $20,773 LIPPER VIP GLOBAL AVG(3)
              $19,500 MSCI WORLD INDEX(2)
              $18,916 GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 1995
------------------------------------------------------------------------------------------------------------------
                                         ONE                   THREE                  FIVE                SINCE
                                         YEAR       RANK       YEARS       RANK       YEARS      RANK   INCEPTION*
------------------------------------------------------------------------------------------------------------------
Global Equity Portfolio                  15.9%      15/32      16.4%       6/19       11.2%      6/13       9.2%

Lipper VIP Global Avg(3)                 15.9                  14.0                   11.2                 10.3

Morgan Stanley World Index(2)            21.3                  16.4                   12.3                  9.7
---------------------------------------------------------------------------------------------------------------


INCEPTION DATE: 9/19/88

(1) Past performance is not predictive of future performance. Portfolio performance does not reflect Separate Account expenses or other product charges. Foreign investments are subject to the risks of currency fluctuation and the impact of social, political and economic change.

 * Lipper provides data on a monthly basis, so for comparative purposes, the Lipper Average and Index since inception returns reflect the portfolio's first calendar month of performance.

(2) The Morgan Stanley Index is a weighted index comprised of approximately 1500 companies listed on the stock exchanges of the U.S.A., Europe, Canada, Australia, New Zealand and the Far East. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges in the countries comprising the World Index. The World Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Portfolio. The securities that comprise the World Index may differ substantially from the securities in the Portfolio. The World Index is not the only index that may be used to characterize performance of global funds and other indexes may portray different comparative performance.

(3) The Lipper Variable Insurance Products (VIP) Global Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and insurance products. These returns are net of investment fees and fund expenses but not product charges.


Q&A

[PHOTO]

PORTFOLIO MANAGER
DAN DUANE

-------------------------------------------------------------------------------

Q. WHERE ARE YOU INVESTING IN EUROPE?

A. Early in 1995, we took advantage of a broadening economic recovery in Europe by shifting assets from companies that benefit early in the business cycle to those that benefit later. So we sold basic materials stocks in the chemical and steel industries (typical "early business cycle" stocks) and bought consumer-oriented stocks in the retail, machinery, telecommunications and technology sectors.


Q. WHICH COMPANIES PRODUCED GOOD RETURNS IN 1995?

A. Nintendo was one of our biggest gainers in 1995 as investors realized the company's new products would be strong enough to help it maintain its leadership position in the computer industry. (We sold our Nintendo holdings early in 1996 to lock in profits.)

-------------------------------------------------------------------------------
INVESTMENTS BY COUNTRY.
AS OF 12/31/95

Continental Europe . . . . . . .  23.2%
United States  . . . . . . . . .  21.0
Japan  . . . . . . . . . . . . .  17.3
Pacific Basin  . . . . . . . . .  17.1
United Kingdom . . . . . . . . .   9.4
Australia  . . . . . . . . . . .   5.2
Mexico . . . . . . . . . . . . .   1.2

-------------------------------------------------------------------------------
TOP FIVE HOLDINGS.
AS OF 12/31/95

Nintendo (JAPAN) . . . . . . . .   2.4%
Mattel (U.S.). . . . . . . . . .   2.2
Coca Cola Amatil (AUSTRALIA) . .   2.1
Microsoft (U.S.) . . . . . . . .   2.1
Guoco Group (HONG KONG). . . . .   1.9

INVESTMENT ADVISOR'S OUTLOOK

THIS TIME OF YEAR WE USUALLY ANALYZE THE FINANCIAL INDICATORS, REVIEW LAST YEAR'S MARKET ACTIVITY AND TRY TO FORECAST NEXT YEAR'S INVESTMENT MARKETS--THE BEST SECTORS TO CHOOSE AND WHERE WE THINK THERE'S MONEY TO BE MADE.

THIS YEAR, THERE'S STILL A LOT OF GOOD NEWS. INTEREST RATES ARE FALLING, INFLATION IS LOW AND ECONOMIC GROWTH REMAINS POSITIVE--A COMBINATION THAT CREATES A VERY HEALTHY ENVIRONMENT FOR STOCKS AND BONDS. BUT LOOKING BACK AT 1995, THE STOCK AND BOND MARKETS HAVE ALREADY PRODUCED RECORD-BREAKING TOTAL RETURNS. HISTORY TELLS US THESE RETURNS ARE UNLIKELY TO BE REPEATED ANY TIME SOON. OVERALL, THOUGH, WE ARE POSITIVE, ESPECIALLY ON BONDS AND NON-U.S. STOCKS, BUT WE WANT TO MAKE SURE WE'RE NOT TAKING TOO MUCH RISK.


                                      U.S. BONDS

Bonds look good to us. We believe interest rates will fall to 5.75% or even 5.5%--which could produce healthy price appreciation from this normally sleepy asset class. Inflation in the U.S. remains low, which should allow interest rates to fall further. We're very positive on Treasury securities and investment grade corporate bonds. High yield bonds should benefit from lower interest rates, but we're paying very close attention to credit quality.


                                    GLOBAL STOCKS

Global stocks--the riskiest asset class--may be the big winner in 1996. These stocks are trailing far behind their U.S. counterparts, while foreign economic growth is generally higher than in the U.S. We think investors might shake off their worries about currency fluctuations and financial scandals and give the foreign markets another look in 1996.


                                     U.S. STOCKS

The U.S. stock market is the toughest for us to call. Falling interest rates are positive for the market; but we're concerned about slowing earnings growth. Our best guess: modest positive returns by year end 1996, but expect a sell-off sometime during the year.

One last word: judge your risk tolerance carefully this year. There could be many ups--and some big downs--in 1996. We think long-term investors should be prepared to weather some turmoil on their way to positive total returns. And remember to review your financial security objectives with your Registered Representative in case your needs have changed.

                                  SHORT TAKES

TOM JACKSON,
COMMMON STOCK PORTFOLIO:
"The challenge for 1996 is to determine when the prices of the economically sensitive stocks offer sufficient value to compensate for the risk that earnings will continue to disappoint if the economy weakens in the near term."

DON DUANE,
GLOBAL EQUITY PORTFOLIO:
"The European and Asian stocks that lagged the U.S. market in 1995 should begin to recover in 1996. Why? Most international investors are realizing that worries about the U.S. economy's strength and the dollar's weakness (which constrained the markets in 1995) have been overblown."

BARBARA KENWORTHY,
BOND PORTFOLIO:
"If 1996 weren't a Presidential election year, I'd expect to see really stunning gains from the U.S. bond market, with long-term interest rates dipping below 5.5%. But Presidential politicking will bring turmoil to the bond market, so I believe we'll have a respectable year, with strong price gains and rates testing their 1993 lows--a record level for investors."

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                                 BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995
  ASSETS
    Investments, at value (cost:
      $610,310,688)............................  $  643,573,628
    Cash.......................................             395
    Interest receivable........................      12,716,449
    Receivable for portfolio shares sold.......         216,916
                                                 --------------
      Total Assets.............................     656,507,388
                                                 --------------
  LIABILITIES
    Accrued expenses...........................          36,960
    Payable to investment adviser..............         634,002
                                                 --------------
      Total Liabilities........................         670,962
                                                 --------------
  NET ASSETS...................................  $  655,836,426
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      579,713
      Paid-in capital, in excess of par........     629,568,137
                                                 --------------
                                                    630,147,850
    Undistributed net investment income........         714,398
    Accumulated net realized losses............      (8,288,762)
    Net unrealized appreciation................      33,262,940
                                                 --------------
    Net assets, December 31, 1995..............  $  655,836,426
                                                 --------------
                                                 --------------
    Net asset value per share of 57,971,325
      outstanding shares of common stock
      (authorized 200,000,000 shares)..........  $      11.3131
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1995
  INVESTMENT INCOME
    Interest...................................  $    43,710,915
                                                 ---------------
  EXPENSES
    Investment management fee..................        2,337,700
    Shareholders' reports......................          147,832
    Accounting fees............................           56,490
    Custodian expense -- net...................           42,968
    Professional fees..........................           19,278
    Directors' expense.........................            2,862
    Miscellaneous expenses.....................              863
    S.E.C. fees................................           (3,513)
                                                 ---------------
                                                       2,604,480
                                                 ---------------
  NET INVESTMENT INCOME........................       41,106,435
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on investments --
      Securities transactions..................        3,993,423
      Options written..........................          (48,047)
    Net realized gain on investments...........        3,945,376
    Net unrealized gain on investments.........       65,195,088
                                                 ---------------
  NET GAIN ON INVESTMENTS......................       69,140,464
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   110,246,899
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     YEARS ENDED DECEMBER 31
                                                                                             ---------------------------------------
                                                                                                    1995                1994
                                                                                             ------------------  -------------------
  OPERATIONS:
    Net investment income..................................................................   $     41,106,435     $    36,112,155
    Net realized gain (loss) on investments................................................          3,945,376          (4,246,256)
    Net unrealized gain (loss) on investments..............................................         65,195,088         (50,839,016)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................        110,246,899         (18,973,117)
                                                                                             ------------------  -------------------
  DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income..................................................................        (40,773,047)        (35,627,999)
    Net realized gain from investment transactions.........................................         (1,426,845)         (1,267,553)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS TO SHAREHOLDERS........................................................        (42,199,892)        (36,895,552)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [3,596,587 and 3,414,897 shares, respectively]......................         39,971,262          36,662,212
    Reinvestment of dividend distributions [3,793,654 and 3,610,015 shares,
     respectively].........................................................................         42,199,892          36,895,552
    Capital stock repurchased [(3,376,822) and (4,963,909) shares, respectively]...........        (36,030,334)        (52,266,357)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................         46,140,820          21,291,407
                                                                                             ------------------  -------------------
  TOTAL INCREASE (DECREASE)
  IN NET ASSETS............................................................................        114,187,827         (34,577,262)
  NET ASSETS:
    Beginning of year......................................................................        541,648,599         576,225,861
                                                                                             ------------------  -------------------
    End of year............................................................................   $    655,836,426     $   541,648,599
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 78 THROUGH 85.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995
  ASSETS
    Investments, at value (cost:
      $457,607,665)............................  $  495,028,292
    Cash.......................................             648
    Interest receivable........................       7,178,766
    Receivable for portfolio shares sold.......          57,123
    Other Assets...............................           5,758
                                                 --------------
      Total Assets.............................     502,270,587
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............         495,282
                                                 --------------
  NET ASSETS...................................  $  501,775,305
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      428,176
      Paid-in capital, in excess of par........     486,408,830
                                                 --------------
                                                    486,837,006
    Undistributed net investment income........       1,261,089
    Accumulated net realized losses............     (23,743,417)
    Net unrealized appreciation................      37,420,627
                                                 --------------
    Net assets, December 31, 1995..............  $  501,775,305
                                                 --------------
                                                 --------------
    Net asset value per share of 42,817,582
      outstanding shares of common stock
      (authorized 100,000,000 shares)..........  $      11.7189
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1995
  INVESTMENT INCOME
    Interest...................................  $    33,602,845
                                                 ---------------
  EXPENSES
    Investment management fee..................        1,913,517
    Shareholders' reports......................          122,340
    Accounting fees............................           68,428
    Custodian expense -- net...................           32,925
    Professional fees..........................            9,933
    Directors' expense.........................            2,908
    Miscellaneous expenses.....................              774
    S.E.C. fees................................          (11,433)
                                                 ---------------
                                                       2,139,392
                                                 ---------------
  NET INVESTMENT INCOME........................       31,463,453
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized loss on investments...........      (12,819,604)
    Net unrealized gain on investments.........       66,364,196
  NET GAIN ON INVESTMENTS......................       53,544,592
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    85,008,045
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     YEARS ENDED DECEMBER 31
                                                                                             ---------------------------------------
                                                                                                    1995                1994
                                                                                             ------------------  -------------------
  OPERATIONS:
    Net investment income..................................................................   $     31,463,453     $    33,431,928
    Net realized loss on investments.......................................................        (12,819,604)        (10,380,614)
    Net unrealized gain (loss) on investments..............................................         66,364,196         (52,690,952)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................         85,008,045         (29,639,638)
                                                                                             ------------------  -------------------
  DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income..................................................................        (31,133,859)        (32,955,665)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [863,496 and 3,591,224 shares, respectively]........................          9,888,081          41,656,912
    Reinvestment of dividend distributions [2,693,392 and 3,094,061 shares,
     respectively].........................................................................         31,133,859          32,955,665
    Capital stock repurchased [(7,346,525) and (5,912,961) shares, respectively]...........        (80,695,126)        (64,569,681)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS..............        (39,673,186)         10,042,896
                                                                                             ------------------  -------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................         14,201,000         (52,552,407)
  NET ASSETS:
    Beginning of year......................................................................        487,574,305         540,126,712
                                                                                             ------------------  -------------------
    End of year............................................................................   $    501,775,305     $   487,574,305
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 78 THROUGH 85.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                   CONSERVATIVELY MANAGED FLEXIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995
  ASSETS
    Investments, at value (cost:
      $3,622,931,201)..........................  $3,912,781,300
    Cash.......................................          44,660
    Interest and dividends receivable..........      30,959,621
    Receivable for securities sold.............       2,833,722
    Receivable for portfolio shares sold.......          23,400
                                                 --------------
      Total Assets.............................   3,946,642,703
                                                 --------------
  LIABILITIES
    Accrued expenses...........................         165,851
    Payable for securities purchased...........         374,361
    Payable to investment adviser..............       5,328,226
                                                 --------------
      Total Liabilities........................       5,868,438
                                                 --------------
  NET ASSETS...................................  $3,940,774,265
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    2,574,196
      Paid-in capital, in excess of par........   3,629,566,275
                                                 --------------
                                                  3,632,140,471
    Distributions in excess of net investment
      income...................................      (2,286,857)
    Accumulated net realized gains.............      21,070,552
    Net unrealized appreciation................     289,850,099
                                                 --------------
    Net assets, December 31, 1995..............  $3,940,774,265
                                                 --------------
                                                 --------------
    Net asset value per share of 257,419,587
      outstanding shares of common stock
      (authorized 300,000,000 shares)..........  $      15.3088
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1995
  INVESTMENT INCOME
    Dividends (net of $401,184 foreign
      withholding tax).........................  $    23,484,206
    Interest...................................      153,295,065
                                                 ---------------
                                                     176,779,271
                                                 ---------------
  EXPENSES
    Investment management fee..................       20,327,574
    Shareholders' reports......................          902,869
    Accounting fees............................           97,831
    Custodian expense -- net...................           92,207
    Professional fees..........................           74,702
    Miscellaneous expenses.....................            5,573
    Directors' expense.........................            4,934
    S.E.C. fees................................          (20,409)
                                                 ---------------
                                                      21,485,281
                                                 ---------------
  NET INVESTMENT INCOME........................      155,293,990
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on investments...........      167,342,297
    Net unrealized gain on investments.........      264,773,974
  NET GAIN ON INVESTMENTS......................      432,116,271
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   587,410,261
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     YEARS ENDED DECEMBER 31
                                                                                             ---------------------------------------
                                                                                                    1995                1994
                                                                                             ------------------  -------------------
  OPERATIONS:
    Net investment income..................................................................   $    155,293,990     $   122,670,711
    Net realized gain on investments.......................................................        167,342,297          30,751,021
    Net unrealized gain(loss) on investments...............................................        264,773,974        (184,854,002)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................        587,410,261         (31,432,270)
                                                                                             ------------------  -------------------
  DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income..................................................................       (154,987,434)       (120,740,360)
    Net realized gain from investment transactions.........................................       (133,660,168)        (37,214,012)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS TO SHAREHOLDERS........................................................       (288,647,602)       (157,954,372)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [5,345,143 and 34,889,459 shares, respectively].....................         81,026,772         514,344,688
    Reinvestment of dividend distributions [19,023,739 and 11,198,868 shares,
     respectively].........................................................................        288,647,602         157,954,372
    Capital stock repurchased [(15,343,313) and (5,887,371) shares, respectively]..........       (228,767,054)        (84,977,146)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        140,907,320         587,321,914
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        439,669,979         397,935,272
  NET ASSETS:
    Beginning of year......................................................................      3,501,104,286       3,103,169,014
                                                                                             ------------------  -------------------
    End of year............................................................................   $  3,940,774,265     $ 3,501,104,286
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 78 THROUGH 85.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                    AGGRESSIVELY MANAGED FLEXIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995
  ASSETS
    Investments, at value (cost:
      $3,687,627,278)..........................  $4,228,358,720
    Cash.......................................             626
    Interest and dividends receivable..........      25,934,506
    Receivable for securities sold.............      59,091,478
    Receivable for portfolio shares sold.......          42,700
                                                 --------------
      Total Assets.............................   4,313,428,030
                                                 --------------
  LIABILITIES
    Accrued expenses...........................         178,423
    Payable for securities purchased...........      45,774,778
    Payable to investment adviser..............       6,269,992
                                                 --------------
      Total Liabilities........................      52,223,193
                                                 --------------
  NET ASSETS...................................  $4,261,204,837
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    2,385,984
      Paid-in capital, in excess of par........   3,657,681,610
                                                 --------------
                                                  3,660,067,594
    Distributions in excess of net investment
      income...................................      (5,751,188)
    Accumulated Net Realized Gains.............      66,155,086
    Net unrealized appreciation
      Securities...............................     540,731,442
      Foreign currency translations............           1,903
                                                 --------------
    Net assets, December 31, 1995..............  $4,261,204,837
                                                 --------------
                                                 --------------
    Net asset value per share of 238,598,423
      outstanding shares of common stock
      (authorized 300,000,000 shares)..........  $      17.8593
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1995
  INVESTMENT INCOME
    Dividends (net of $632,445 foreign
      withholding tax).........................  $    47,779,646
    Interest...................................      103,109,112
                                                 ---------------
                                                     150,888,758
                                                 ---------------
  EXPENSES
    Investment management fee..................       22,971,401
    Shareholders' reports......................          933,420
    Custodian expense -- net...................          170,999
    Professional fees..........................           86,407
    Accounting fees............................           84,962
    Miscellaneous expenses.....................            5,560
    Directors' expense.........................            4,806
    S.E.C. fees................................           (9,458)
                                                 ---------------
                                                      24,248,097
                                                 ---------------
  NET INVESTMENT INCOME........................      126,640,661
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain (loss) on investments and
      foreign currencies--
      Securities transactions..................      291,714,860
      Foreign currency transactions............           (1,080)
      Futures contracts........................          554,055
                                                 ---------------
    Net realized gain on investments and
      foreign currencies.......................      292,267,835
                                                 ---------------
    Net unrealized gain on investments and
      foreign currencies--
      Securities...............................      410,037,562
      Foreign currency translations............            3,540
                                                 ---------------
    Net unrealized gain on investments and
      foreign currencies.......................      410,041,102
                                                 ---------------
  NET GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES...................................      702,308,937
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   828,949,598
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     YEARS ENDED DECEMBER 31
                                                                                             ---------------------------------------
                                                                                                    1995                1994
                                                                                             ------------------  -------------------
  OPERATIONS:
    Net investment income..................................................................   $    126,640,661     $    98,878,114
    Net realized gain on investments and foreign currency transactions.....................        292,267,835          23,838,273
    Net unrealized gain(loss) on investments and foreign currency translations.............        410,041,102        (230,571,359)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................        828,949,598        (107,854,972)
                                                                                             ------------------  -------------------
  DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income..................................................................       (124,621,227)        (96,126,295)
    Net realized gain from investment transactions.........................................       (176,844,671)        (98,311,584)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS TO SHAREHOLDERS........................................................       (301,465,898)       (194,437,879)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [8,486,525 and 22,611,559 shares, respectively].....................        146,641,074         370,947,414
    Reinvestment of dividend distributions [17,050,711 and 12,531,550 shares,
     respectively].........................................................................        301,465,898         194,437,879
    Capital stock repurchased [(11,612,102) and (4,617,224) shares, respectively]..........       (195,926,134)        (73,719,278)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        252,180,838         491,666,015
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        779,664,538         189,373,164
  NET ASSETS:
    Beginning of year......................................................................      3,481,540,299       3,292,167,135
                                                                                             ------------------  -------------------
    End of year............................................................................   $  4,261,204,837     $ 3,481,540,299
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 78 THROUGH 85.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                             STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995
  ASSETS
    Investments, at value (cost:
      $726,828,799)............................  $1,034,546,771
    Cash.......................................             388
    Interest and dividends receivable..........       2,009,493
    Receivable for securities sold.............         104,888
    Receivable for portfolio shares sold.......         593,387
    Receivable for daily variation margin on
      open futures contracts (see Note 2)......          42,000
                                                 --------------
      Total Assets.............................   1,037,296,927
                                                 --------------
  LIABILITIES
    Accrued expenses and other liabilities.....          17,953
    Payable for securities purchased...........       5,143,518
    Payable to investment adviser..............         857,388
                                                 --------------
      Total Liabilities........................       6,018,859
                                                 --------------
  NET ASSETS...................................  $1,031,278,068
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      516,774
      Paid-in capital, in excess of par........     720,145,607
                                                 --------------
                                                    720,662,381
    Distributions in excess of net investment
      income...................................        (317,155)
    Accumulated net realized gains.............       3,562,520
    Net unrealized appreciation (depreciation)
      Securities...............................     307,717,972
      Futures contracts........................        (347,650)
                                                 --------------
    Net assets, December 31, 1995..............  $1,031,278,068
                                                 --------------
                                                 --------------
    Net asset value per share of 51,677,409
      outstanding shares of common stock
      (authorized 100,000,000 shares)..........  $      19.9561
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1995
  INVESTMENT INCOME
    Dividends (net of $107,942 foreign
      withholding tax).........................  $    20,346,508
    Interest...................................        1,720,583
                                                 ---------------
                                                      22,067,091
                                                 ---------------
  EXPENSES
    Investment management fee..................        2,904,883
    Shareholders' reports......................          187,848
    Accounting fees............................           71,353
    Professional fees..........................           17,219
    Custodian expense -- net...................           15,898
    Directors' expense.........................            3,279
    Miscellaneous expenses.....................            1,233
                                                 ---------------
                                                       3,201,713
                                                 ---------------
  NET INVESTMENT INCOME........................       18,865,378
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on investments --
      Securities transactions..................        4,372,198
      Futures contracts........................        7,787,530
                                                 ---------------
    Net realized gain on investments...........       12,159,728
                                                 ---------------
    Net unrealized gain (loss) on investments
      --
      Securities...............................      226,745,682
      Futures contracts........................         (862,800)
                                                 ---------------
    Net unrealized gain on investments.........      225,882,882
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      238,042,610
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   256,907,988
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     YEARS ENDED DECEMBER 31
                                                                                             ---------------------------------------
                                                                                                    1995                1994
                                                                                             ------------------  -------------------
  OPERATIONS:
    Net investment income..................................................................   $     18,865,378     $    15,899,579
    Net realized gain (loss) on investments................................................         12,159,728            (811,766)
    Net unrealized gain(loss) on investments...............................................        225,882,882          (8,435,032)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        256,907,988           6,652,781
                                                                                             ------------------  -------------------
  DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income..................................................................        (18,734,051)        (15,754,398)
    Net realized gain from investment transactions.........................................         (7,293,493)           (958,203)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS TO SHAREHOLDERS........................................................        (26,027,544)        (16,712,601)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [7,147,197 and 4,553,644 shares, respectively]......................        130,752,103          68,598,345
    Reinvestment of dividend distributions [1,331,092 and 1,130,115 shares,
     respectively].........................................................................         26,027,544          16,712,601
    Capital stock repurchased [(1,230,332) and (1,718,830) shares, respectively]...........        (20,916,230)        (25,854,984)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        135,863,417          59,455,962
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        366,743,861          49,396,142
  NET ASSETS:
    Beginning of year......................................................................        664,534,207         615,138,065
                                                                                             ------------------  -------------------
    End of year............................................................................   $  1,031,278,068     $   664,534,207
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 78 THROUGH 85.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                             COMMON STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995
  ASSETS
    Investments, at value (cost:
      $3,003,199,288)..........................  $3,802,800,150
    Cash.......................................             114
    Interest and dividends receivable..........       7,563,838
    Receivable for securities sold.............       8,368,268
    Receivable for portfolio shares sold.......       1,112,768
                                                 --------------
      Total Assets.............................   3,819,845,138
                                                 --------------
  LIABILITIES
    Accrued expenses...........................         111,877
    Payable for securities purchased...........       1,777,024
    Payable to investment adviser..............       4,145,541
    Unrealized depreciation on foreign exchange
      contracts................................           6,569
                                                 --------------
      Total Liabilities........................       6,041,011
                                                 --------------
  NET ASSETS...................................  $3,813,804,127
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    1,487,452
      Paid-in capital, in excess of par........   2,910,528,030
                                                 --------------
                                                  2,912,015,482
    Distributions in excess of net investment
      income...................................      (3,492,970)
    Accumulated net realized gain..............     105,687,322
    Net unrealized appreciation on investments
      and foreign currency translations........     799,594,293
                                                 --------------
    Net assets, December 31, 1995..............  $3,813,804,127
                                                 --------------
                                                 --------------
    Net asset value per share of 148,745,174
      outstanding shares of common stock
      (authorized 200,000,000 shares)..........  $      25.6399
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1995
  INVESTMENT INCOME
    Dividends (net of $668,015 foreign
      withholding tax).........................  $    61,955,672
    Interest...................................       27,142,094
                                                 ---------------
                                                      89,097,766
                                                 ---------------
  EXPENSES
    Investment management fee..................       14,518,058
    Shareholders' reports......................          717,827
    Accounting fees............................           67,844
    Professional fees..........................           51,182
    Custodian expense -- net...................           37,963
    S.E.C. fees................................           13,790
    Directors' expense.........................            4,525
    Miscellaneous expenses.....................            4,216
                                                 ---------------
                                                      15,415,405
                                                 ---------------
  NET INVESTMENT INCOME........................       73,682,361
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain on investments...........      234,571,951
    Net unrealized gain (loss) on investments
      and foreign currencies--
      Securities...............................      553,129,317
      Foreign currency translations............           (6,569)
                                                 ---------------
    Net unrealized gain on investments and
      foreign currencies.......................      553,122,748
                                                 ---------------
  NET GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES...................................      787,694,699
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   861,377,060
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     YEARS ENDED DECEMBER 31
                                                                                             ---------------------------------------
                                                                                                    1995                1994
                                                                                             ------------------  -------------------
  OPERATIONS:
    Net investment income..................................................................   $     73,682,361     $    57,699,769
    Net realized gain on investments.......................................................        234,571,951          84,713,465
    Net unrealized gain (loss) on investments and foreign currency translations............        553,122,748         (76,779,978)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        861,377,060          65,633,256
                                                                                             ------------------  -------------------
  DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income..................................................................        (71,456,482)        (56,757,732)
    Net realized gain from investment transactions.........................................       (132,219,093)       (106,046,594)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS TO SHAREHOLDERS........................................................       (203,675,575)       (162,804,326)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [15,687,254 and 19,167,446 shares, respectively]....................        374,478,697         412,393,503
    Reinvestment of dividend distributions [8,038,373 and 7,934,974 shares,
     respectively].........................................................................        203,675,575         162,804,326
    Capital stock repurchased [(1,673,110) and (2,170,186) shares, respectively]...........        (39,823,647)        (46,752,467)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        538,330,625         528,445,362
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................      1,196,032,110         431,274,292
  NET ASSETS:
    Beginning of year......................................................................      2,617,772,017       2,186,497,725
                                                                                             ------------------  -------------------
    End of year............................................................................   $  3,813,804,127     $ 2,617,772,017
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 78 THROUGH 85.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                            GLOBAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995
  ASSETS
    Investments, at value (cost:
      $338,204,955)............................  $  380,896,625
    Foreign currency, at value (cost:
      $13,535,659).............................      13,526,107
    Cash.......................................           6,836
    Dividends and interest receivable..........         358,772
    Forward foreign exchange contracts
      receivable...............................       3,237,470
    Receivable for securities sold.............       6,143,019
    Other assets...............................         217,575
                                                 --------------
      Total Assets.............................     404,386,404
                                                 --------------
  LIABILITIES
    Accrued expenses...........................       1,099,231
    Payable for securities purchased...........       2,424,949
    Payable to investment adviser..............         748,469
    Payable for portfolio shares redeemed......          14,221
                                                 --------------
      Total Liabilities........................       4,286,870
                                                 --------------
  NET ASSETS...................................  $  400,099,534
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      257,577
      Paid-in capital, in excess of par........     353,239,217
                                                 --------------
                                                    353,496,794
    Distributions in excess of net investment
      income...................................      (4,668,585)
    Accumulated net realized gains.............       5,349,172
    Net unrealized appreciation on securities
      and foreign currency transactions........      45,922,153
                                                 --------------
    Net assets, December 31, 1995..............  $  400,099,534
                                                 --------------
                                                 --------------
    Net asset value per share of 25,757,706
      outstanding shares of common stock
      (authorized 100,000,000 shares)..........  $      15.5332
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
December 31, 1995
  INVESTMENT INCOME
    Dividends (net of $501,975 foreign
      withholding tax).........................  $     5,245,748
    Interest...................................          314,961
                                                 ---------------
                                                       5,560,709
                                                 ---------------
  EXPENSES
    Investment management fee..................        2,806,038
    Custodian expense -- net...................          973,290
    Accounting fees............................          144,789
    Shareholders' reports......................            7,653
    Miscellaneous expenses.....................            4,198
    Directors' expense.........................            2,031
    Professional fees..........................            1,760
                                                 ---------------
                                                       3,939,759
                                                 ---------------
  NET INVESTMENT INCOME........................        1,620,950
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain on investments and
      foreign currency transactions............       13,763,168
    Net unrealized gain on investments and
      foreign currency translations............       39,034,318
  NET GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES...................................       52,797,486
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    54,418,436
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                     YEARS ENDED DECEMBER 31
                                                                                             ---------------------------------------
                                                                                                    1995                1994
                                                                                             ------------------  -------------------
  OPERATIONS:
    Net investment income..................................................................          1,620,950             474,722
    Net realized gain (loss) on investments and foreign currency transactions..............         13,763,168            (578,250)
    Net unrealized gain (loss) on investments and foreign currency translations............         39,034,318         (16,334,560)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................         54,418,436         (16,438,088)
                                                                                             ------------------  -------------------
  DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income..................................................................         (5,982,859)           (499,141)
    Net realized gain from investment transactions.........................................         (7,583,630)           (394,438)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS TO SHAREHOLDERS........................................................        (13,566,489)           (893,579)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [2,817,622 and 17,513,960 shares, respectively].....................         42,294,857         254,421,899
    Reinvestment of dividend distributions [872,571 and 64,991 shares, respectively].......         13,566,489             893,579
    Capital stock repurchased [(2,794,423) and (751,122) shares, respectively].............        (41,558,737)        (10,781,034)
    Initial capitalization repurchased [ (48,679) and (735,674) shares, respectively]......           (789,000)        (10,558,000)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................         13,513,609         233,976,444
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................         54,365,556         216,644,777
  NET ASSETS:
    Beginning of year......................................................................        345,733,978         129,089,201
                                                                                             ------------------  -------------------
    End of year............................................................................   $    400,099,534     $   345,733,978
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 78 THROUGH 85.

                        THE PRUDENTIAL SERIES FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                 BOND PORTFOLIO

DECEMBER 31, 1995

                                                         PAR           MARKET
LONG-TERM BONDS -- 95.0%                                VALUE          VALUE
                                                    -------------  --------------
FINANCIAL -- 18.7%
  Advanta Mortgage Loan Trust, Series 1994-3
    8.490%, 01/25/26..............................  $   8,500,000  $    8,930,313
  Advanta National Bank, C.D.,
    6.260%, 09/01/97..............................      5,000,000       5,045,000
  Allmerica Finance,
    7.625%, 10/15/25..............................      4,000,000       4,202,760
  Aristar, Inc.,
    5.750%, 07/15/98..............................      2,000,000       2,004,940
    7.500%, 07/01/99..............................      2,000,000       2,105,140
  Associates Corp. of North America,
    8.375%, 01/15/98..............................        500,000         526,905
  %Baybanks, Inc.,
    5.812%, 09/30/97..............................      5,000,000       4,991,200
  Chase Manhattan Corp.,
    8.000%, 06/15/99..............................      2,000,000       2,134,680
  Chemical Bank,
    6.625%, 08/15/05..............................      2,000,000       2,046,960
  Chrysler Financial Corp.,
    9.500%, 12/15/99..............................      5,000,000       5,619,400
  Citicorp, M.T.N.
    8.500%, 02/24/97, Tranche #TR00128............      3,000,000       3,094,650
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    **7.875%, 03/15/98, Tranche #TR00003..........      5,000,000       5,188,125
    **8.750%, 12/15/99, Tranche #TR00001..........      3,000,000       3,260,700
  **Equitable Life Assurance Society,
    6.950%, 12/01/05..............................      8,500,000       8,622,188
  Ford Motor Credit Co.,
    6.250%, 02/26/98..............................      3,000,000       3,044,730
    6.375%, 10/06/00..............................      4,000,000       4,072,400
  General Motors Acceptance Corp.,
    8.400%, 10/15/99..............................      3,700,000       4,018,570
  General Motors Acceptance Corp., M.T.N.,
    7.500%, 11/04/97, Tranche #TR00598............      2,000,000       2,066,320
  Los Angeles County, California, MBIA Insured,
    Zero Coupon, 06/30/08.........................     15,000,000       6,565,500
  Mellon Financial Co.,
    6.500%, 12/01/97..............................      2,000,000       2,032,140
  **Nationwide CSN Trust,
    9.875%, 02/15/25..............................      5,000,000       5,782,950
  Orion Capital Corp.,
    9.125%, 09/01/02..............................      8,844,000       9,989,740
  **Potomac Capital Investment Corp., M.T.N.,
    6.190%, 04/28/97, Series B....................      3,500,000       3,519,688
  **Principal Mutual Life Insurance,
    7.875%, 03/01/24..............................      5,000,000       5,101,750
  Santander Financial Issuances, Inc.,
    7.250%, 11/01/15..............................      2,500,000       2,560,700
  Sears Roebuck Acceptance Corp.,
    6.750%, 09/15/05..............................     10,000,000      10,371,200

DECEMBER 31, 1995

                                                         PAR           MARKET
LONG-TERM BONDS (CONTINUED)                             VALUE          VALUE
                                                    -------------  --------------
  Sears Roebuck Acceptance Corp., M.T.N.,
    6.340%, 10/12/00, Tranche #TR00038............  $   3,000,000  $    3,047,670
  Union Bank of Finland, Ltd.,
    5.250%, 06/15/96..............................      3,000,000       2,987,340
                                                                   --------------
                                                                      122,933,658
                                                                   --------------
FOREIGN -- 12.9%
  African Development Bank,
    6.875%, 10/15/15..............................      5,000,000       5,151,350
  Australia & New Zealand Banking Group, Ltd.,
    6.250%, 02/01/04..............................      3,000,000       3,000,870
  **Banco de Commercio Exterior de Columbia, SA,
    M.T.N.,
    8.625%, 06/02/00, Tranche #TR00001............      2,000,000       2,056,000
  **Banco Ganadero, SA, M.T.N.,
    9.750%, 08/26/99, Tranche #TR00001............      4,100,000       4,202,500
  Banco Nacional de Comercio Exterior,
    7.500%, 07/01/00..............................      5,000,000       4,350,000
  Central Puerto and Cent Neuquen, SA,
    10.750%, 11/02/97.............................      3,000,000       3,052,500
  **Compania Sud Americana de Vapores, SA,
    7.375%, 12/08/03..............................      3,000,000       2,955,000
  **Financiera Energetica Nacional, SA, M.T.N.
    9.000%, 11/08/99..............................      1,750,000       1,835,312
  Hydro-Quebec,
    8.050%, 07/07/24..............................      5,000,000       5,708,800
  Kansallis-Osake Pankki, N.Y.,
    **%8.650%, 12/29/49...........................      5,000,000       5,312,500
    10.000%, 05/01/02.............................      5,000,000       5,982,200
  National Australia Bank, Ltd.,
    9.700%, 10/15/98..............................      1,700,000       1,868,164
  Nippon Telegraph & Telephone Corp.,
    9.500%, 07/27/98..............................      1,800,000       1,965,852
  Nova Scotia, Province of Canada,
    8.875%, 07/01/19..............................      3,000,000       3,640,800
  Ontario, Province of Canada,
    15.750%, 03/15/12.............................      3,475,000       4,059,565
  **%Petroleos Mexicanos,
    6.812%, 03/08/99..............................      2,500,000       2,212,500
  **Petroliam Nasional Berhad,
    7.125%, 08/15/05..............................      5,000,000       5,284,600
  Quebec, Province of Canada,
    7.125%, 02/09/24..............................      5,250,000       5,279,557
  Republic of Columbia,
    7.250%, 02/23/04..............................      2,500,000       2,398,100
    8.750%, 10/06/99..............................      1,750,000       1,849,960
  Republic of South Africa,
    9.625%, 12/15/99..............................      4,750,000       5,123,208
  Saskatchewan, Province of Canada,
    8.000%, 07/15/04..............................      4,000,000       4,458,880

DECEMBER 31, 1995

                                                         PAR           MARKET
LONG-TERM BONDS (CONTINUED)                             VALUE          VALUE
                                                    -------------  --------------
  )United States of Mexico with Rights,
    6.250%, 12/31/19, Series B....................      4,000,000       2,620,000
                                                                   --------------
                                                                       84,368,218
                                                                   --------------
INDUSTRIAL -- 40.1%
  AMR Corp.,
    9.000%, 08/01/12..............................      9,000,000      10,149,930
  Arkla, Inc., M.T.N.,
    9.320%, 12/18/00, Tranche #TR00043............      2,000,000       2,180,960
    9.380%, 03/15/96, Tranche #TR00018............      1,300,000       1,306,851
  Auburn Hills Trust,
    12.000%, 05/01/20.............................     10,000,000      15,737,600
  Boise Cascade Corp.,
    9.875%, 02/15/01..............................      1,000,000       1,103,070
  Canadian Pacific Forest Products Ltd.,
    10.250%, 01/15/03.............................      4,000,000       4,682,960
  Columbia Gas Systems, Inc.,
    7.620%, 11/28/25..............................      6,500,000       6,616,935
  Columbia/HCA Healthcare Corp.,
    6.910%, 06/15/05..............................     10,000,000      10,447,400
    7.050%, 12/01/27..............................      2,000,000       2,013,140
  Comsat Corp.,
    8.125%, 04/01/04..............................      4,000,000       4,470,120
  **Continental Cablevision, Inc.,
    8.300%, 05/15/06..............................      3,000,000       3,011,250
  Crane Co.,
    7.250%, 06/15/99..............................      3,000,000       3,100,680
  Delta Air Lines, Inc.,
    9.250%, 03/15/22..............................      9,000,000      10,631,250
    9.875%, 05/15/00..............................      6,000,000       6,783,960
  Delta Air Lines, Inc., M.T.N.,
    7.790%, 12/01/98..............................      1,000,000       1,037,710
    8.380%, 06/12/98, Tranche #TR00017............      2,000,000       2,086,700
  Federal Express Corp.,
    9.650%, 06/15/12..............................      3,000,000       3,702,390
  Federated Dept Stores,
    8.125%, 10/15/02..............................      8,000,000       8,040,000
    10.000%, 02/15/01.............................      3,000,000       3,240,000
  Fleming Companies, Inc.,
    10.625%, 12/15/01.............................      3,500,000       3,395,000
  J.C. Penney Co., Inc.,
    9.750%, 06/15/21..............................      6,400,000       7,731,968
  News America Holdings, Inc.,
    7.500%, 03/01/00..............................      6,000,000       6,310,500
  Noble Affiliates, Inc.,
    7.250%, 10/15/23..............................      2,000,000       1,967,580
  Occidental Petroleum Corp.,
    10.125%, 11/15/01.............................      5,000,000       5,979,950
    11.125%, 08/01/10.............................      5,000,000       6,896,500
  Oryx Energy Co., M.T.N.,
    6.050%, 02/01/96, Tranche #TR00013............      3,000,000       2,999,100
  Paramount Communications, Inc.,
    7.500%, 01/15/02..............................      5,000,000       5,184,000
  Parker & Parsley Petroleum Co.,
    8.250%, 08/15/07..............................      4,000,000       4,324,880
  PT Alatief Freeport Financial Co.,
    9.750%, 04/15/01..............................      5,750,000       6,444,542
  RJR Nabisco, Inc.,
    6.700%, 06/15/02..............................      5,000,000       5,084,450
    8.750%, 08/15/05..............................      2,000,000       2,048,620

DECEMBER 31, 1995

                                                         PAR           MARKET
LONG-TERM BONDS (CONTINUED)                             VALUE          VALUE
                                                    -------------  --------------
  Rodamco NV,
    7.300%, 05/15/05..............................      5,000,000       5,376,750
  Rogers Cablesystems Ltd.,
    10.000%, 03/15/05, Series B...................      4,000,000       4,300,000
  Royal Caribbean Cruises Ltd.,
    11.375%, 05/15/02.............................      5,000,000       5,450,000
  TCI Communications, Inc.,
    8.650%, 09/15/04..............................      7,000,000       7,778,190
    8.750%, 08/01/15..............................     12,900,000      14,301,843
  Time Warner Entertainment Co., L.P.,
    8.375%, 03/15/23..............................      9,000,000       9,688,590
  Time Warner, Inc.,
    7.750%, 06/15/05..............................      5,000,000       5,205,150
  Transco Energy Co.,
    9.125%, 05/01/98..............................      3,000,000       3,205,380
    9.375%, 08/15/01..............................      6,000,000       6,884,940
  United Air Lines, Inc.,
    9.125%, 01/15/12..............................      7,700,000       8,604,750
    11.210%, 05/01/14, Series B...................      4,250,000       5,625,513
  USX Corp.,
    9.800%, 07/01/01..............................      4,900,000       5,644,261
  Viacom, Inc.,
    7.625%, 01/15/16..............................      2,500,000       2,529,688
    7.750%, 06/01/05..............................      7,550,000       8,017,873
  Westinghouse Electric Corp.,
    8.375%, 06/15/02..............................      2,000,000       2,062,800
  Westvaco Corp.,
    9.750%, 06/15/20..............................      5,000,000       6,762,400
  Whitman Corp.,
    7.500%, 08/15/01..............................      3,000,000       3,201,300
                                                                   --------------
                                                                      263,349,424
                                                                   --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 21.6%
  Federal Farm Credit Bank,
    8.650%, 10/01/99, Series A....................        150,000         165,633
  Federal Farm Credit Bank, M.T.N.,
    7.900%, 03/01/96..............................      2,800,000       2,808,988
  Federal Home Loan Bank,
    9.800%, 03/25/96..............................      4,000,000       4,040,000
  Federal Home Loan Mortgage Corp.,
    6.820%, 06/29/05..............................     10,000,000      10,310,900
  Federal National Mortgage Association,
    6.550%, 09/12/05..............................      5,500,000       5,774,120
    9.000%, 10/01/16-09/01/21.....................        713,710         759,332
  Government National Mortgage Association,
    7.500%, 05/20/02-12/15/09.....................     20,469,529      21,158,711
  International Bank for Reconstruction and
    Development,
    12.375%, 10/15/02.............................        750,000       1,022,573
  Resolution Funding Corp.,
    Zero Coupon, 10/15/15.........................     17,100,000       4,936,086
    8.125%, 10/15/19, Principle Only..............        700,000         861,329
    8.625%, 01/15/21..............................        200,000         260,032
  United States Treasury Bonds,
    11.250%, 02/15/15.............................      5,000,000       8,003,900
    12.000%, 08/15/13.............................     22,000,000      33,897,160
  United States Treasury Notes,
    5.500%, 02/28/99..............................      3,000,000       3,020,610
    5.875%, 08/15/98-11/15/05.....................      6,500,000       6,612,650
    6.500%, 08/15/05..............................      6,100,000       6,498,391
    7.250%, 02/15/98..............................      5,000,000       5,199,200
    7.500%, 02/29/96..............................      9,300,000       9,333,387

DECEMBER 31, 1995

                                                         PAR           MARKET
LONG-TERM BONDS (CONTINUED)                             VALUE          VALUE
                                                    -------------  --------------
    7.875%, 07/31/96..............................  $   7,000,000  $    7,102,830
    9.250%, 01/15/96..............................     10,000,000      10,014,100
                                                                   --------------
                                                                      141,779,931
                                                                   --------------
UTILITIES -- 1.7%
  Norsk Hydro A.S.,
    7.750%, 06/15/23..............................      5,000,000       5,588,250
  Pennsylvania Power & Light Co.,
    9.375%, 07/01/21..............................      1,150,000       1,350,307
  Texas Utilities Electric Co.,
    5.875%, 04/01/98..............................      4,000,000       4,013,840
                                                                   --------------
                                                                       10,952,397
                                                                   --------------
TOTAL LONG-TERM BONDS
  (Cost $590,122,688)............................................     623,383,628
                                                                   --------------

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS -- 3.1%                         AMOUNT          VALUE
                                                    -------------  --------------
MEDIUM TERM NOTES -- 1.5%
  %Salomon, Inc.,
    6.725%, 02/14/96..............................     10,000,000      10,002,000
                                                                   --------------
REPURCHASE AGREEMENTS -- 1.6%
  Joint Repurchase Agreement Account,
    5.838%, 01/02/96 (see Note 4).................     10,188,000      10,188,000
                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS.....................................      20,190,000
                                                                   --------------
OTHER ASSETS -- 1.9%
  (net of liabilities)...........................................      12,262,798
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  655,836,426
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:

    M.T.N.              Medium Term Note
    SA                  Sociedad Anonima (Spanish Corporation) or Societe
                        Anonyme (French Corporation)

**Indicates a restricted security; the aggregate cost of the restricted securities is $55,826,086. The aggregate value, $58,345,063 is approximately 8.9% of net assets. (See Note 2)

%Indicates a variable rate security.

)These rights are indexed to the average price of Mexican crude oil exports and will pay a rate of return, beginning on June 30, 1996, if certain economic events occur.

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 78 THROUGH 85.

                        GOVERNMENT SECURITIES PORTFOLIO

DECEMBER 31, 1995

                                                         PAR           MARKET
LONG-TERM BONDS -- 94.7%                                VALUE          VALUE
                                                    -------------  --------------
FINANCIAL -- 3.1%
  Chase Manhattan Credit Card Trust,
    %6.067%, 08/15/01, Series 1995-2..............  $  12,500,000  $   12,496,000
  Equicon Home Equity Loan Trust, CMO,
    7.850%, 03/18/14, Series 1994-2...............      3,000,000       3,106,406
                                                                   --------------
                                                                       15,602,406
                                                                   --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 91.6%
  Federal Home Loan Bank,
    6.780%, 07/24/02..............................     10,000,000      10,239,100
  Federal Home Loan Mortgage Corp.,
    6.710%, 06/11/02..............................      5,000,000       5,150,800
    6.820%, 06/29/05..............................      5,000,000       5,155,450
    %6.875%, 06/01/25.............................     17,120,560      17,644,877
    6.970%, 06/16/05..............................     15,000,000      15,506,250
  Federal National Mortgage Association,
    8.500%, 05/01/24-04/01/25.....................     40,501,200      42,273,127
    9.000%, 02/01/25-04/01/25.....................     17,931,541      18,884,065
  Federal National Mortgage Association
    Debentures,
    6.550%, 08/10/00..............................      6,000,000       6,140,640
  Government National Mortgage Association,
    7.000%, 09/15/22-05/15/24.....................     28,079,102      28,423,397
    8.000%, 09/15/23-10/15/25.....................     24,906,302      25,949,136
  Main Place Funding,
    %5.960%, 07/17/98.............................     10,000,000      10,025,000
  Resolution Funding Corp.,
    Zero Coupon, 07/15/20.........................     22,500,000       4,745,250
    8.125%, 10/15/19, Principle Only Class A......      4,200,000       5,167,974
  Student Loan Market Association,
    7.500%, 03/08/00..............................     12,000,000      12,855,000
  United States Treasury Bonds,
    7.500%, 11/15/24..............................     35,000,000      42,071,050
    8.125%, 08/15/19..............................     50,000,000      62,867,000
  United States Treasury Notes,
    5.000%, 01/31/99..............................     16,000,000      15,880,000
    7.500%, 11/15/01..............................     15,000,000      16,521,150
    7.750%, 12/31/99..............................     57,000,000      61,854,120
    7.875%, 11/15/04..............................     45,000,000      52,087,500
                                                                   --------------
                                                                      459,440,886
                                                                   --------------
TOTAL LONG-TERM BONDS
  (Cost $437,622,665)............................................     475,043,292
                                                                   --------------

DECEMBER 31, 1995

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS -- 4.0%                         AMOUNT          VALUE
                                                    -------------  --------------
REPURCHASE AGREEMENTS
  Joint Repurchase Agreement Account,
    5.838%, 01/02/96 (see Note 4).................  $  19,985,000  $   19,985,000
                                                                   --------------
OTHER ASSETS -- 1.3%
  (net of liabilities)...........................................       6,747,013
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  501,775,305
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:

    CMO                 Collateralized Mortgage Obligations

%Indicates a variable rate security.

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 78 THROUGH 85.

                   CONSERVATIVELY MANAGED FLEXIBLE PORTFOLIO

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS -- 39.6%                                 SHARES          VALUE
                                                    -------------  --------------
AEROSPACE -- 0.8%
  +Coltec Industries, Inc.........................        311,000  $    3,615,375
  GenCorp, Inc....................................        676,800       8,290,800
  Loral Corp......................................         77,800       2,752,175
  Rockwell International Corp.....................        253,100      13,382,661
  +UNC, Inc.......................................        289,100       1,734,600
                                                                   --------------
                                                                       29,775,611
                                                                   --------------
AIRLINES -- 0.3%
  +AMR Corp.......................................        100,000       7,425,000
  +USAir Group, Inc...............................        335,000       4,438,750
                                                                   --------------
                                                                       11,863,750
                                                                   --------------
AUTOS - CARS & TRUCKS -- 3.1%
  A.O. Smith Corp.................................        466,800       9,686,100
  Chrysler Corp...................................        500,000      27,687,500
  Ford Motor Co...................................        318,300       9,230,700
  General Motors Corp.............................        500,000      26,437,500
  General Motors Corp. (Class 'E' Stock)..........        243,900      12,682,800
  General Motors Corp. (Class 'H' Stock)..........        465,900      22,887,337
  Titan Wheel International, Inc..................        748,350      12,160,686
                                                                   --------------
                                                                      120,772,623
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 1.8%
  First Bank System, Inc..........................        366,600      18,192,525
  First Interstate Bancorp........................        120,000      16,380,000
  KeyCorp.........................................        502,800      18,226,500
  Norwest Corp....................................        570,400      18,823,200
                                                                   --------------
                                                                       71,622,225
                                                                   --------------
CHEMICALS -- 1.2%
  +FMC Corp.......................................        110,800       7,492,850
  Imperial Chemical Industries, PLC, ADR..........        371,300      17,358,275
  OM Group, Inc...................................        308,400      10,215,750
  W.R. Grace & Co.................................        218,800      12,936,550
                                                                   --------------
                                                                       48,003,425
                                                                   --------------
CHEMICALS - SPECIALTY -- 0.7%
  Ferro Corp......................................        655,200      15,233,400
  M.A. Hanna Co...................................        489,700      13,711,600
                                                                   --------------
                                                                       28,945,000
                                                                   --------------
COMPUTER SERVICES -- 0.9%
  +Amdahl Corp....................................        900,000       7,650,000
  National Data Corp..............................        620,100      15,347,475
  +Paxar Corp.....................................      1,022,928      13,553,794
                                                                   --------------
                                                                       36,551,269
                                                                   --------------
CONSTRUCTION -- 0.2%
  +J. Ray McDermott, SA...........................        500,000       8,937,500
                                                                   --------------
CONTAINERS -- 0.2%
  +Sealed Air Corp................................        290,400       8,167,500
                                                                   --------------
DIVERSIFIED GAS -- 0.6%
  +Basin Exploration, Inc.........................        148,000         730,750
  Sonat Offshore Drilling, Inc....................        228,100      10,207,475
  Tidewater, Inc..................................         73,600       2,318,400
  Weatherford Enterra, Inc........................        321,353       9,279,066
  Western Gas Resources, Inc......................        162,100       2,613,863
                                                                   --------------
                                                                       25,149,554
                                                                   --------------
DRUGS AND HOSPITAL SUPPLIES -- 0.2%
  United States Surgical Corp.....................        365,500       7,812,563
                                                                   --------------

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
ELECTRICAL EQUIPMENT -- 0.5%
  +Anixter International, Inc.....................        337,400  $    6,284,075
  Belden, Inc.....................................        524,300      13,500,725
                                                                   --------------
                                                                       19,784,800
                                                                   --------------
ELECTRONICS -- 0.7%
  +ADT Ltd........................................        620,000       9,300,000
  +Digital Equipment Corp.........................        200,000      12,825,000
  +IMO Industries, Inc............................        596,900       4,103,686
                                                                   --------------
                                                                       26,228,686
                                                                   --------------
FINANCIAL SERVICES -- 2.2%
  American Express Co.............................        319,000      13,198,625
  Dean Witter Discover and Company................        736,500      34,615,500
  Lehman Brothers Holdings, Inc...................        400,000       8,500,000
  Reinsurance Group of America, Inc...............        487,800      17,865,675
  Salomon, Inc....................................        300,000      10,650,000
                                                                   --------------
                                                                       84,829,800
                                                                   --------------
FOODS -- 0.4%
  Philip Morris Companies, Inc....................        188,000      17,014,000
                                                                   --------------
FOREST PRODUCTS -- 0.9%
  Louisiana-Pacific Corp..........................        700,000      16,975,000
  Mead Corp.......................................        350,800      18,329,300
                                                                   --------------
                                                                       35,304,300
                                                                   --------------
FURNITURE -- 0.2%
  Leggett & Platt, Inc............................        380,200       9,219,850
                                                                   --------------
GAS PIPELINES -- 0.6%
  Enron Oil & Gas Co..............................        332,700       7,984,800
  +Global Marine, Inc.............................        615,800       5,388,250
  +Seagull Energy Corp............................        387,200       8,615,200
                                                                   --------------
                                                                       21,988,250
                                                                   --------------
HOSPITAL MANAGEMENT -- 0.6%
  Columbia/HCA Healthcare Corp....................        161,816       8,212,160
  +Tenet Healthcare Corp..........................        825,000      17,118,750
                                                                   --------------
                                                                       25,330,910
                                                                   --------------
HOUSING RELATED -- 0.9%
  +Giant Cement Holdings, Inc.....................        415,200       4,774,800
  +Owens-Corning Fiberglas Corp...................        662,800      29,743,150
                                                                   --------------
                                                                       34,517,950
                                                                   --------------
INSURANCE -- 2.9%
  Allstate Corp...................................        129,599       5,329,758
  Equitable of Iowa Companies.....................        372,700      11,972,987
  Financial Security Assurance Holdings, Ltd......        226,200       5,626,725
  National Re Corp................................        207,600       7,888,800
  PennCorp Financial Group, Inc...................        638,400      18,753,000
  Provident Companies, Inc........................        177,200       6,002,650
  TIG Holdings, Inc...............................        588,300      16,766,550
  Trenwick Group, Inc.............................        276,200      15,536,250
  W.R. Berkley Corp...............................        192,800      10,363,000
  Western National Corp...........................        900,000      14,512,500
                                                                   --------------
                                                                      112,752,220
                                                                   --------------
MACHINERY -- 1.2%
  Case Corp.......................................        642,800      29,408,100
  DT Industries, Inc..............................        234,500       3,165,750
  +Global Industrial Technologies, Inc............        390,700       7,374,463
  Parker-Hannifin Corp............................        204,750       7,012,688
                                                                   --------------
                                                                       46,961,001
                                                                   --------------

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
MEDIA -- 2.3%
  Central Newspapers, Inc. (Class 'A' Stock)......        331,700  $   10,407,088
  Comcast Corp. (Class 'A' Stock).................        362,500       6,389,063
  Comcast Corp. (Special Class 'A' Stock).........          9,600         174,600
  +Cox Communications, Inc. (Class 'A' Stock).....        246,115       4,799,243
  Gannett Co., Inc................................        200,000      12,275,000
  Hollinger International, Inc....................        161,400       1,694,700
  Knight-Ridder, Inc..............................        200,000      12,500,000
  Lee Enterprises, Inc............................        337,400       7,760,200
  McGraw-Hill, Inc................................         96,200       8,381,425
  Media General, Inc. (Class 'A' Stock)...........        123,600       3,754,350
  +Tele-Communications, Inc. (Series 'A' Stock)...        606,200      12,048,225
  Times Mirror Co. (Class 'A' Stock)..............        280,276       9,494,350
                                                                   --------------
                                                                       89,678,244
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 3.6%
  BW/IP, Inc. (Class 'A' Stock)...................        379,200       6,256,800
  Danaher Corp....................................        455,600      14,465,300
  Donaldson Company, Inc..........................        400,400      10,060,050
  +IDEX Corp......................................        285,600      11,638,200
  +Jan Bell Marketing, Inc........................      1,000,000       2,500,000
  +Litton Industries, Inc.........................        259,700      11,556,650
  Mark IV Industries, Inc.........................        572,565      11,308,158
  Mascotech, Inc..................................        650,000       7,068,750
  Pentair, Inc....................................        472,950      23,529,263
  +SPS Transaction Services, Inc..................        192,800       5,711,700
  Textron, Inc....................................         96,400       6,507,000
  Trinity Industries, Inc.........................        385,500      12,143,250
  +Wolverine Tube, Inc............................        279,500      10,481,250
  York International Corp.........................        199,000       9,353,000
                                                                   --------------
                                                                      142,579,371
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 1.3%
  Eastman Kodak Co................................        372,300      24,944,100
  Houghton Mifflin Co.............................        132,600       5,701,800
  Whitman Corp....................................        913,400      21,236,550
                                                                   --------------
                                                                       51,882,450
                                                                   --------------
PETROLEUM -- 1.0%
  Amerada Hess Corp...............................        100,000       5,300,000
  Cabot Oil & Gas Corp. (Class 'A' Stock).........        594,400       8,693,100
  Elf Aquitaine, ADR..............................        530,100      19,481,175
  Parker & Parsley Petroleum Co...................        257,800       5,671,600
                                                                   --------------
                                                                       39,145,875
                                                                   --------------
PETROLEUM SERVICES -- 2.5%
  Baker Hughes, Inc...............................        300,000       7,312,500
  Coflexip, ADR...................................        500,000       9,437,500
  +ENSCO International, Inc.......................        600,000      12,450,000
  +Hornbeck Offshore Services, Inc................        208,000       4,082,000
  ICO, Inc........................................        500,000       2,437,500
  +Marine Drilling Co., Inc.......................      1,000,000       5,125,000
  +Mesa, Inc......................................      1,008,400       3,781,500
  Murphy Oil Corp.................................        190,800       7,918,200
  Noble Affiliates, Inc...........................        200,000       5,975,000
  +Noble Drilling Corp............................        800,000       7,200,000
  +Oryx Energy Co.................................        849,400      11,360,725

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
  +Pride Petroleum Services, Inc..................        360,100  $    3,826,063
  +Rowan Companies, Inc...........................        269,400       2,660,325
  +Western Atlas, Inc.............................        300,000      15,150,000
                                                                   --------------
                                                                       98,716,313
                                                                   --------------
RAILROADS -- 0.9%
  Burlington Northern, Inc........................        259,000      20,202,000
  Illinois Central Corp...........................        440,000      16,885,000
                                                                   --------------
                                                                       37,087,000
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 0.5%
  Zeneca Group, PLC, ADR..........................        357,400      20,863,225
                                                                   --------------
RETAIL -- 1.7%
  +Best Products Company, Inc.....................      1,094,500       5,198,875
  +Burlington Coat Factory Warehouse..............        244,600       2,507,150
  Charming Shoppes, Inc...........................      2,000,000       5,750,000
  Dillard Department Stores, Inc. (Class 'A'
    Stock)........................................        500,000      14,250,000
  +Filene's Basement Corp.........................        160,000         370,000
  K mart Corp.....................................      1,058,700       7,675,575
  Rite Aid Corp...................................          6,000         205,500
  Sears, Roebuck & Co.............................        139,800       5,452,200
  TJX Companies, Inc..............................        914,900      17,268,738
  Woolworth Corp..................................        600,000       7,800,000
                                                                   --------------
                                                                       66,478,038
                                                                   --------------
RUBBER -- 0.3%
  Goodyear Tire & Rubber Co.......................        269,800      12,242,175
                                                                   --------------
STEEL -- 1.6%
  +Bethlehem Steel Corp...........................      1,000,000      14,000,000
  +LTV Corp.......................................      1,500,000      20,625,000
  +Material Sciences Corp.........................        675,000      10,040,625
  +National Steel Corp. (Class 'B' Stock).........        300,000       3,862,500
  USX-U.S. Steel Group............................        450,000      13,837,500
                                                                   --------------
                                                                       62,365,625
                                                                   --------------
TELECOMMUNICATIONS -- 1.2%
  +Airtouch Communications, Inc...................        385,500      10,890,375
  Century Telephone Enterprises, Inc..............        337,300      10,709,275
  Frontier Corp...................................        297,700       8,931,000
  MCI Communications Corp.........................        331,100       8,649,988
  +Nextel Communications, Inc. (Class 'A'
    Stock)........................................        495,400       7,307,150
                                                                   --------------
                                                                       46,487,788
                                                                   --------------
TEXTILES -- 1.2%
  +Farah, Inc.....................................        258,500       1,227,874
  +Fieldcrest Cannon, Inc.........................        460,000       7,647,500
  +Fruit of the Loom, Inc. (Class 'A' Stock)......        500,000      12,187,500
  +Owens-Illinois, Inc............................        552,700       8,014,150
  Phillips-Van Heusen Corp........................        600,000       5,925,000
  +Tultex Corp....................................        579,000       2,388,375
  V.F. Corp.......................................        154,600       8,155,149
                                                                   --------------
                                                                       45,545,549
                                                                   --------------
TOBACCO -- 0.4%
  RJR Nabisco Holdings Corp.......................        500,000      15,437,500
                                                                   --------------
TOTAL COMMON STOCKS
  (Cost $1,308,436,835)..........................................   1,560,041,940
                                                                   --------------

DECEMBER 31, 1995

                                                                       MARKET
PREFERRED STOCKS -- 0.1%                               SHARES          VALUE
                                                    -------------  --------------
MEDIA
  Times Mirror Co. (Cum. Conv.), Series B.........        119,724  $    3,090,376
                                                                   --------------
  (Cost $2,725,059)

                                                         PAR           MARKET
LONG-TERM BONDS -- 33.2%                                VALUE          VALUE
                                                    -------------  --------------
FINANCIAL -- 10.0%
  Advanta Corp Mid,
    8.180%, 02/09/97, Tranche #TR00028............  $  10,000,000  $   10,271,700
  Advanta Corp.,
    5.125%, 11/15/96..............................     12,535,000      12,464,303
  Allmerica Finance,
    7.625%, 10/15/25..............................      7,200,000       7,564,968
  Associates Corp. of North America,
    8.375%, 01/15/98..............................      1,100,000       1,159,191
  Banc One Credit Card Master Trust, Series 94-B
    7.750%, 12/15/99..............................      5,100,000       5,292,831
  Capital One Bank, M.T.N.,
    6.660%, 08/17/98, Tranche #TR00055............     10,050,000      10,237,734
    6.740%, 05/31/99, Tranche #TR00038............     22,250,000      22,756,410
    8.125%, 02/27/98, Tranche #TR00032............      6,500,000       6,788,860
  Chrysler Financial Corp., M.T.N.,
    5.390%, 08/27/96, Tranche #TR00041............      7,300,000       7,287,079
  CIGNA Mortgage Securities, Inc.,
    Series 88-1
    9.400%, 01/15/02..............................      2,285,774       2,319,878
  Discover Card Trust, Series 1991-C, Class B
    7.875%, 04/16/98..............................     10,000,000      10,050,000
  **Equitable Life Assurance Society,
    6.950%, 12/01/05..............................     25,000,000      25,359,375
  Federal Express Corp., M.T.N.,
    10.010%, 06/01/98, Tranche #TR00067...........      3,000,000       3,255,300
    10.050%, 06/15/99, Tranche #TR00068...........        500,000         557,650
  First Union Corp.,
    9.450%, 06/15/99..............................      4,000,000       4,450,800
  Ford Motor Credit Co.,
    6.375%, 10/06/00..............................     26,500,000      26,979,650
  Ford Motor Credit, Co., M.T.N.,
    6.137%, 10/04/99..............................     23,750,000      23,808,188
    6.850%, 08/15/00..............................      8,500,000       8,823,255
  General Motors Acceptance Corp.,
    8.250%, 08/01/96..............................      5,000,000       5,066,300
  General Motors Acceptance Corp., M.T.N.,
    6.300%, 09/10/97, Tranche #TR00532............      5,000,000       5,058,300
    6.700%, 04/30/97, Tranche #TR00319............     11,000,000      11,158,840
    7.375%, 07/20/98, Tranche #TR00667............      4,650,000       4,837,070
    7.850%, 03/05/97, Tranche #TR00187............      3,300,000       3,384,744

DECEMBER 31, 1995

                                                         PAR           MARKET
LONG-TERM BONDS (CONTINUED)                             VALUE          VALUE
                                                    -------------  --------------
  %Marine Midland Bank N.A.,
    5.812%, 09/27/96..............................  $   6,500,000  $    6,487,000
  Mellon Financial Co.,
    6.500%, 12/01/97..............................      1,650,000       1,676,516
  Okobank,
    **%7.387%, 10/29/49...........................      3,500,000       3,539,375
    %7.387%, 10/29/49.............................      9,000,000       9,101,250
    %7.375%, 09/27/49.............................     18,750,000      19,341,563
  Salomon Inc., M.T.N.,
    5.440%, 01/13/97, Tranche #TR00641............      5,000,000       4,972,000
    5.470%, 08/29/97, Tranche #SR00492............     10,500,000      10,446,660
    5.320%, 09/16/96, Tranche #TR00572............     10,400,000      10,347,168
    5.470%, 09/22/97, Tranche #SR00504............     12,525,000      12,377,706
  Santander Financial Issuances, Inc.,
    7.250%, 11/01/15..............................     14,500,000      14,852,060
  Sears Roebuck Acceptance Corp.,
    6.750%, 09/15/05..............................     35,050,000      36,351,056
  Sears Roebuck Acceptance Corp., M.T.N.,
    6.340%, 10/12/00, Tranche #TR00038............     11,000,000      11,174,790
  Standard Credit Card Master Trust,
    5.950%, 03/07/96..............................      4,650,000       4,612,196
  Union Bank of Finland, Ltd.,
    5.250%, 06/15/96..............................     16,650,000      16,579,737
  Westinghouse Credit Corp., M.T.N.,
    8.750%, 06/03/96, Tranche #TR00248............      2,600,000       2,616,276
                                                                   --------------
                                                                      383,407,779
                                                                   --------------
FOREIGN -- 6.0%
  **Banco de Commercio Exterior, SA, M.T.N.,
    8.625%, 06/02/00, Tranche #TR00001............      5,500,000       5,654,000
  **Banco Ganadero, SA, M.T.N.,
    9.750%, 08/26/99, Tranche #TR00001............      7,300,000       7,482,500
  **Cemex, SA, M.T.N.,
    9.500%, 09/20/01, Tranche #TR00010............     12,500,000      11,375,000
  **Compania Sud Americana de Vapores, SA,
    7.375%, 12/08/03..............................      7,600,000       7,486,000
  Controladora Commercial Mexicana, SA,
    8.750%, 04/21/98..............................      5,190,000       4,567,200
  Empresa Columbia de Petroleos,
    7.250%, 07/08/98..............................      8,250,000       8,208,750
  Financiera Energetica Nacional,
    6.625%, 12/13/96..............................      5,000,000       5,000,000
  Financiera Energetica Nacional, SA, M.T.N.,
    9.000%, 11/08/99..............................      2,000,000       2,097,500
    **9.000%, 11/08/99............................      5,375,000       5,637,031
  Fomento Economico Mexicano, SA,
    9.500%, 07/22/97..............................      5,150,000       5,104,938
  **Grupo Condumex, SA, M.T.N.,
    6.250%, 07/27/96..............................      4,300,000       4,165,625
  **Grupo Embotellador Mexicana,
    10.750%, 11/19/97.............................      8,015,000       7,994,963

DECEMBER 31, 1995

                                                         PAR           MARKET
LONG-TERM BONDS (CONTINUED)                             VALUE          VALUE
                                                    -------------  --------------
  Grupo Televisa, SA,
    10.000%, 11/09/97.............................  $   7,250,000  $    7,105,000
  Hydro-Quebec,
    8.050%, 07/07/24..............................     22,100,000      25,232,896
  Kansallis-Osake Pankki, N.Y.,
    **%8.650%, 12/29/49...........................     10,000,000      10,625,000
    9.750%, 12/15/98..............................     16,950,000      18,736,022
  Kansallis-Osake Pankki, N.Y., C.D.,
    6.125%, 05/15/98..............................      6,160,000       6,227,375
  Quebec, Province of Canada,
    7.500%, 07/15/02..............................      8,625,000       9,157,766
  Republic of Columbia,
    7.125%, 05/11/98..............................      2,775,000       2,795,813
    7.250%, 02/23/04..............................      5,400,000       5,179,896
    8.750%, 10/06/99..............................      4,950,000       5,232,744
  Republic of Italy,
    6.875%, 09/27/23..............................     15,000,000      14,648,250
  Republic of South Africa,
    9.625%, 12/15/99..............................     22,221,000      23,966,904
  **Telekom Malaysia,
    7.875%, 08/01/25..............................     22,000,000      24,159,520
  United Mexican States,
    5.820%, 06/28/01..............................      1,375,000         990,000
    6.970%, 08/12/00..............................      2,300,000       1,840,000
    8.500%, 09/15/02..............................      6,850,000       5,959,500
                                                                   --------------
                                                                      236,630,193
                                                                   --------------
INDUSTRIAL -- 13.0%
  AMR Corp.,
    10.000%, 04/15/21.............................      5,000,000       6,213,250
    9.000%, 08/01/12..............................     10,000,000      11,277,700
    9.800%, 10/01/21..............................      5,000,000       5,944,000
    9.880%, 06/15/20..............................      9,565,000      11,501,913
  Arkla, Inc., M.T.N.,
    9.250%, 12/18/97, Tranche #TR00027............      3,000,000       3,151,590
  Auburn Hills Trust,
    12.000%, 05/01/20.............................     28,670,000      45,119,699
  Coca-Cola Enterprises, Inc.,
    6.500%, 11/15/97..............................      3,750,000       3,808,875
  Columbia Gas Systems, Inc.,
    7.620%, 11/28/25..............................      6,500,000       6,616,935
  Columbia/HCA Healthcare Corp.,
    7.050%, 12/01/27..............................     32,200,000      32,411,554
    7.580%, 09/15/25, M.T.N., Tranche #TR00015....     16,000,000      17,157,120
  Delta Air Lines, Inc.,
    9.750%, 05/15/21..............................      5,000,000       6,168,650
  Federated Dept Stores,
    8.125%, 10/15/02..............................     10,500,000      10,552,500
  Hanson Overseas Corp.,
    5.500%, 01/15/96..............................      2,000,000       1,999,840
  Nabisco, Inc.,
    6.850%, 06/15/05..............................     20,000,000      20,312,000
  News America Holdings, Inc.,
    7.750%, 12/01/45..............................     51,000,000      51,659,940
    9.125%, 10/15/99..............................     15,000,000      16,580,700
  PT Alatief Freeport Financial Co.,
    9.750%, 04/15/01..............................      8,950,000      10,031,070
  RJR Nabisco, Inc.,
    8.750%, 08/15/05..............................      4,000,000       4,097,240
  Sears, Roebuck & Co., M.T.N.,
    9.420%, 04/01/96..............................      1,000,000       1,014,375
  Sears, Roebuck Acceptance Corp.,
    9.000%, 09/15/96..............................      2,000,000       2,043,760

DECEMBER 31, 1995

                                                         PAR           MARKET
LONG-TERM BONDS (CONTINUED)                             VALUE          VALUE
                                                    -------------  --------------
  Service Corp. International,
    7.000%, 06/01/15..............................  $   2,500,000  $    2,785,575
  TCI Communications, Inc.,
    8.750%, 08/01/15..............................     27,175,000      30,128,107
  Tele-Communications, Inc.,
    7.875%, 08/01/13..............................      5,250,000       5,399,678
    9.250%, 04/15/02..............................      5,000,000       5,680,900
    9.800%, 02/01/12..............................     18,000,000      21,585,060
  Time Warner Entertainment Co., L.P.,
    8.375%, 03/15/23-07/15/33.....................     33,740,000      36,131,467
    9.625%, 05/01/02..............................     14,140,000      16,379,352
  Time Warner, Inc.,
    7.750%, 06/15/05..............................     10,000,000      10,410,300
  United Air Lines, Inc.,
    9.750%, 08/15/21..............................     15,000,000      17,993,550
    10.670%, 05/01/04.............................     21,750,000      26,236,590
    11.210%, 05/01/14.............................      2,500,000       3,309,125
  Viacom, Inc.,
    7.625%, 01/15/16..............................     16,000,000      16,190,000
    7.750%, 06/01/05..............................     45,175,000      47,974,494
  Westinghouse Electric Corp., M.T.N.,
    8.700%, 06/20/96, Tranche #TR00029............      2,950,000       2,970,680
                                                                   --------------
                                                                      510,837,589
                                                                   --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 4.2%
  Federal National Mortgage Association,
    9.050%, 04/10/00..............................     14,000,000      15,837,500
  United States Treasury Bonds,
    7.625%, 02/15/25..............................        200,000         244,562
    12.000%, 08/15/13.............................      5,400,000       8,320,212
  United States Treasury Notes,
    6.125%, 07/31/00..............................      3,350,000       3,448,390
    6.500%, 04/30/97..............................     61,000,000      61,981,490
    5.875%, 08/15/98-11/15/05.....................     32,200,000      32,850,580
    6.125%, 09/30/00..............................     13,500,000      13,905,000
    6.375%, 08/15/02..............................     26,500,000      27,787,635
    6.500%, 05/15/05..............................      2,900,000       3,085,339
                                                                   --------------
                                                                      167,460,708
                                                                   --------------
TOTAL LONG-TERM BONDS
  (Cost $1,260,456,592)..........................................   1,298,336,269
                                                                   --------------

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS -- 26.4%                        AMOUNT          VALUE
                                                    -------------  --------------
BANK-RELATED INSTRUMENTS -- 3.4%
  Abbey National Treasury Services, C.D. PLC,
    5.850%, 01/03/96..............................     48,000,000      48,000,012
  Advanta National Bank, C.D.
    6.260%, 09/01/97..............................     10,500,000      10,594,500
  Bayerische Hypotheken, C.D.,
    5.800%, 01/16/96..............................     12,000,000      11,999,970
    5.830%, 01/16/96..............................     23,000,000      23,000,176
  Berliner Handels, C.D.,
    5.830%, 01/16/96..............................     12,000,000      12,000,046
  National Westminister Bank, C.D. PLC,
    5.810%, 01/12/96..............................     36,000,000      36,000,000
  Societe Generale Bank, C.D.,
    7.650%, 01/08/96..............................      3,000,000       3,000,472
                                                                   --------------
                                                                      144,595,176
                                                                   --------------

DECEMBER 31, 1995

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS (CONTINUED)                     AMOUNT          VALUE
                                                    -------------  --------------
COMMERCIAL PAPER -- 16.1%
  American Express Credit Corp.,
    5.590%, 03/15/96..............................  $  14,000,000  $   13,841,306
  American Home Products Corp.,
    5.680%, 03/07/96..............................     13,000,000      12,866,678
  American Honda Finance Corp.,
    5.750%, 02/08/96..............................      6,000,000       5,964,542
    5.850%, 01/12/96-01/22/96.....................      9,000,000       8,978,875
  Aristar Inc.,
    5.800%, 02/02/96..............................      2,000,000       1,990,011
  Asset Securitization Cooperative Corp.,
    5.660%, 02/20/96..............................     28,000,000      27,784,291
  Associates Corp. of North America,
    5.680%, 02/08/96-02/12/96.....................     43,300,000      43,026,208
  Banque Nationale De Paris,
    5.780%, 01/22/96..............................     11,000,000      10,999,845
  Bradford & Bingley Building Society,
    5.680%, 02/06/96..............................     22,000,000      21,878,511
  Caterpillar Financial Services Corp.,
    5.660%, 02/21/96..............................      3,000,000       2,976,417
    5.670%, 02/27/96..............................      3,000,000       2,973,540
  Chase Manhattan Corp.,
    5.670%, 02/12/96..............................      8,000,000       7,948,340
  CIT Group Holdings, Inc.,
    5.670%, 02/05/96..............................      8,000,000       7,957,160
    5.680%, 02/07/96..............................     17,000,000      16,903,440
    5.780%, 01/25/96..............................     16,981,000      16,918,293
  Cogentrix of Richmond, Inc.,
    5.950%, 01/24/96..............................     18,457,000      18,389,888
  Corporate Receivables Corp.,
    5.750%, 01/16/96-01/18/96.....................      8,000,000       7,980,514
  Countrywide Funding Corp.,
    5.830%, 01/16/96..............................      2,000,000       1,995,466
    5.840%, 01/18/96..............................      8,000,000       7,979,236
    5.870%, 01/22/96..............................      3,000,000       2,990,217
    6.000%, 01/22/96..............................      8,000,000       7,973,333
  Dean Witter Discover and Company,
    5.700%, 02/14/96..............................      4,000,000       3,972,767
  Finova Capital Corp.,
    5.970%, 01/05/96-01/25/96.....................     19,360,000      19,324,797
  First Union Corp.,
    5.710%, 02/09/96..............................     15,000,000      14,909,592
  Fleet Mortgage Group, Inc.,
    5.800%, 01/16/96..............................      6,000,000       5,986,467
  Ford Motor Credit Co.,
    5.530%, 03/04/96..............................     20,800,000      20,601,903
    6.070%, 01/05/96..............................     14,300,000      14,292,767
  General Electric Capital Corp.,
    5.580%, 04/08/96-04/09/96.....................     10,000,000       9,848,565
    5.660%, 02/08/96..............................     36,000,000      35,790,580
  General Motors Acceptance Corp.,
    5.650%, 02/09/96..............................      4,261,000       4,235,588
    5.750%, 02/20/96..............................      9,000,000       8,929,563
    5.800%, 02/09/96..............................     20,000,000      19,877,556
  Goldman Sachs Group L.P,
    6.050%, 01/11/96-01/12/96.....................     22,000,000      21,964,540
  GTE Corp.,
    5.870%, 01/19/96..............................      4,000,000       3,988,912
    5.950%, 01/29/96..............................      4,544,000       4,523,722
    5.970%, 01/30/96-01/31/96.....................      7,491,000       7,455,719
  Hanson Finance, PLC,
    5.650%, 02/29/96..............................      8,000,000       7,927,178
    5.700%, 01/26/96-02/08/96.....................     19,389,000      19,296,480

DECEMBER 31, 1995

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS (CONTINUED)                     AMOUNT          VALUE
                                                    -------------  --------------
  McKenna Triangle National Corp.,
    5.750%, 01/16/96..............................  $   3,831,000  $    3,822,433
  Merrill Lynch & Co., Inc.,
    5.750%, 01/26/96..............................     21,000,000      20,919,500
  Mitsubishi International Corp.,
    5.780%, 01/29/96..............................      2,500,000       2,489,163
    5.810%, 01/23/96..............................      4,200,000       4,185,766
  Morgan Stanley Group, Inc.,
    5.750%, 01/25/96..............................     34,000,000      33,875,097
  NYNEX Corporation,
    5.800%, 01/19/96..............................      2,000,000       1,994,522
    5.820%, 01/09/96-01/16/96.....................      6,000,000       5,990,947
  PHH Corporation,
    5.830%, 01/23/96..............................      3,000,000       2,989,798
  PNC Funding Corp,
    5.730%, 02/08/96..............................      2,000,000       1,988,222
  Preferred Receivables Funding Corp.,
    5.680%, 02/07/96..............................      7,150,000       7,109,388
    5.850%, 01/17/96..............................     15,000,000      14,963,438
  Riverwood Funding Corp.,
    5.680%, 02/16/96..............................      4,000,000       3,971,600
  Sears Roebuck Acceptance Corp.,
    5.720%, 02/26/96..............................     11,000,000      10,903,872
  Special Purpose A/R Cooperative Corp.,
    5.750%, 01/24/96..............................      4,000,000       3,985,944
    5.780%, 01/24/96..............................      3,000,000       2,989,403
  Transamerica Corp.,
    5.780%, 01/19/96..............................     16,072,000      16,028,132
  Whirlpool Corp.,
    5.800%, 01/23/96..............................      2,000,000       1,993,233
  Whirlpool Financial Corp.,
    5.710%, 03/04/96..............................     18,972,000      18,785,431
    5.800%, 02/02/96..............................      1,300,000       1,293,507
                                                                   --------------
                                                                      633,522,203
                                                                   --------------
TERM NOTES -- 5.6%
  Associates Corp. of North America,
    8.800%, 03/01/96..............................      2,000,000       2,007,278
  Bank of America,
    5.79%, 01/16/96, Tranche #TR00034.............      2,000,000       1,999,992
  Bank One Indianapolis N.A.,
    7.180%, 02/05/96, Tranche #TR00002............      6,000,000       6,002,187
  Bayerische Hypotheken,
    5.770%, 01/23/96..............................      4,000,000       3,999,789
  Beneficial Corp.,
    5.25%, 01/23/96, Tranche #TR00776.............      5,000,000       4,999,220
  Exxon Capital Corp.,
    7.875%, 04/15/96..............................      5,500,000       5,527,256
  First Union National Bank of North Carolina,
    5.800%, 01/31/96..............................     13,000,000      13,000,000
  Ford Motor Credit Co.,
    5.000%, 03/25/96..............................      4,000,000       3,991,407
    8.900%, 04/08/96..............................      4,300,000       4,332,346
    9.850%, 02/27/96..............................      5,000,000       5,024,368
  General Motors Acceptance Corp.,
    %5.70%, 10/20/97..............................      8,000,000       7,996,425
    6.300%, 02/02/96, Tranche #TR00646............      2,000,000       2,000,418
    8.250%, 08/01/96..............................      2,000,000       2,024,935

DECEMBER 31, 1995

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS (CONTINUED)                     AMOUNT          VALUE
                                                    -------------  --------------
  %Merrill Lynch & Co., Inc.,
    5.929%, 09/13/96, Tranche #TR00197............  $  27,000,000  $   26,994,526
  NationsBank of Texas, N.A.,
    7.000%, 02/06/96, Tranche #TR00037............     40,000,000      40,002,205
    7.300%, 01/26/96, Tranche #TR00043............      4,000,000       4,001,092
    7.550%, 01/09/96, Tranche #TR00050............      8,500,000       8,501,291
  %Norwest Corp.,
    5.929%, 05/23/96, Tranche #TR00176............      5,500,000       5,499,923
  %Salomon, Inc.,
    6.725%, 02/14/96..............................     25,000,000      25,000,000
  %SMM Trust,
    5.937%, 12/16/96..............................     27,000,000      26,997,556
  Society National Bank,
    6.000%, 04/25/96, Tranche #TR00010............      1,940,000       1,940,000
  Student Loan Marketing Association,
    %5.20%, 08/09/96..............................      7,650,000       7,641,227
    %5.22%, 02/08/96..............................      3,000,000       2,999,276
  USX Corp.,
    6.562%, 02/15/96..............................      7,500,000       7,502,619
                                                                   --------------
                                                                      219,985,336
                                                                   --------------
PROMISSORY NOTES -- 0.3%
  %Lehman Brothers Holdings, Inc.,
    6.142%, 05/29/96..............................     10,000,000      10,000,000
                                                                   --------------
REPURCHASE AGREEMENTS -- 1.0%
  Joint Repurchase Agreement Account,
    5.839%, 01/02/96..............................     43,210,000      43,210,000
                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS.....................................   1,051,312,715
                                                                   --------------
OTHER ASSETS -- 0.7%
  (net of liabilities)...........................................      27,992,965
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $3,940,774,265
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:

    ADR                 American Depository Receipt
    C.D.                Certificates of Deposit
    L.P.                Limited Partnership
    M.T.N.              Medium Term Note
    PLC                 Public Limited Company (British Corporation)
    SA                  Sociedad Anonima (Spanish Corporation) or Societe
                        Anonyme (French Corporation)

**Indicates a restricted security; the aggregate cost of the restricted securities is $96,403,735. The aggregate value, $96,894,639 is approximately 2.5% of net assets. (See Note 2)

+No dividend was paid on this security during the 12 months ending December
 31, 1995.

%Indicates a variable rate security.

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 78 THROUGH 85.

                    AGGRESSIVELY MANAGED FLEXIBLE PORTFOLIO

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS -- 60.3%                                 SHARES          VALUE
                                                    -------------  --------------
AEROSPACE -- 1.9%
  Boeing Co.......................................        582,600  $   45,661,275
  +Coltec Industries, Inc.........................        503,800       5,856,675
  United Technologies Corp........................        300,000      28,462,500
                                                                   --------------
                                                                       79,980,450
                                                                   --------------
AUTOS - CARS & TRUCKS -- 1.8%
  Chrysler Corp...................................        870,000      48,176,250
  General Motors Corp. (Class 'E' Stock)..........        542,400      28,204,800
                                                                   --------------
                                                                       76,381,050
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 3.9%
  Bank of New York Company, Inc...................      1,000,000      48,750,000
  J.P. Morgan & Co., Inc..........................        550,000      44,137,500
  NationsBank Corp................................        568,800      39,602,700
  Norwest Corp....................................        997,800      32,927,400
  UJB Financial Company...........................        120,200       4,297,150
                                                                   --------------
                                                                      169,714,750
                                                                   --------------
CHEMICALS -- 2.4%
  Agrium, Inc.....................................        907,300      40,828,500
  Arcadian Corp...................................        694,200      13,450,125
  E.I. Du Pont de Nemours & Co....................        600,000      41,925,000
  +McWhorter Technologies, Inc....................         35,000         516,250
  +Mississippi Chemical Corp......................        324,700       7,549,275
                                                                   --------------
                                                                      104,269,150
                                                                   --------------
CHEMICALS - SPECIALTY -- 0.7%
  IMC Global, Inc.................................        703,500      28,755,563
                                                                   --------------
COMMUNICATIONS -- 0.1%
  Infinity Broadcasting Corp. (Class 'A' Stock)...         86,400       3,218,400
                                                                   --------------
COMPUTER SERVICES -- 3.1%
  Automatic Data Processing, Inc..................        740,400      54,974,700
  +Bay Networks, Inc..............................        400,000      16,450,000
  +Cisco Systems, Inc.............................        202,700      15,126,488
  First Data Corp.................................        422,500      28,254,687
  +Sun Microsystems, Inc..........................        350,000      15,968,750
                                                                   --------------
                                                                      130,774,625
                                                                   --------------
COSMETICS & SOAPS -- 0.6%
  Procter & Gamble Co.............................        325,000      26,975,000
                                                                   --------------
DIVERSIFIED GAS -- 0.4%
  Cross Timbers Oil Co............................      1,010,000      17,801,250
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 0.6%
  International Business Machines Corp............        290,500      26,653,375
                                                                   --------------
DRUGS AND HOSPITAL SUPPLIES -- 3.5%
  American Home Products Corp.....................        448,100      43,465,700
  Baxter International, Inc.......................        725,000      30,359,375
  Genzyme Corp....................................        168,700      10,522,664
  Pharmacia & Upjohn, Inc.........................      1,100,000      42,625,000
  Schering-Plough Corp............................        400,000      21,900,000
                                                                   --------------
                                                                      148,872,739
                                                                   --------------
ELECTRICAL EQUIPMENT -- 0.6%
  Baldor Electric Co..............................        602,460      12,124,508
  Belden, Inc.....................................        519,900      13,387,425
                                                                   --------------
                                                                       25,511,933
                                                                   --------------
ELECTRONICS -- 2.6%
  +ADT Ltd........................................      1,641,200      24,618,000
  Emerson Electric Co.............................        600,000      49,050,000

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
  Hewlett-Packard Co..............................        175,000  $   14,656,250
  Teleflex, Inc...................................        500,000      20,500,000
                                                                   --------------
                                                                      108,824,250
                                                                   --------------
FINANCIAL SERVICES -- 3.6%
  Dean Witter, Discover and Co....................        800,000      37,600,000
  Federal Home Loan Mortgage Corp.................        684,700      57,172,450
  Manufactured Home Communities, Inc..............         59,300       1,037,750
  MBNA Corp.......................................        981,100      36,178,063
  Morgan Stanley Group, Inc.......................        300,000      24,187,500
                                                                   --------------
                                                                      156,175,763
                                                                   --------------
FOODS -- 2.8%
  Nabisco Holdings Corporation (Class 'A'
    Stock)........................................        564,000      18,400,500
  Philip Morris Companies, Inc....................        600,000      54,300,000
  Pioneer Hi-Bred International, Inc..............        808,400      44,967,250
                                                                   --------------
                                                                      117,667,750
                                                                   --------------
FOREST PRODUCTS -- 1.4%
  Kimberly-Clark Corp.............................        277,800      22,987,950
  Willamette Industries, Inc......................        686,000      38,587,500
                                                                   --------------
                                                                       61,575,450
                                                                   --------------
HEALTHCARE -- 0.3%
  +Sybron International Corp......................        520,400      12,359,500
                                                                   --------------
HOSPITAL MANAGEMENT -- 1.7%
  Columbia/HCA Healthcare Corp....................        498,362      25,291,872
  Guidant Corp....................................        307,486      12,991,284
  +Health Care and Retirement Corp................        590,800      20,678,000
  +Tenet Healthcare Corp..........................        583,600      12,109,700
                                                                   --------------
                                                                       71,070,856
                                                                   --------------
INSURANCE -- 4.2%
  American International Group, Inc...............        657,700      60,837,250
  CIGNA Corp......................................        125,000      12,906,250
  General Re Corp.................................        215,000      33,325,000
  Mid Ocean Ltd Ordinary Shares...................        525,000      19,490,625
  NAC Re Corp.....................................        277,400       9,986,400
  TIG Holdings, Inc...............................        268,500       7,652,250
  W.R. Berkley Corp...............................        610,000      32,787,500
                                                                   --------------
                                                                      176,985,275
                                                                   --------------
LEISURE -- 2.3%
  +Argosy Gaming Co...............................         30,500         232,563
  +Bally Entertainment Corp.......................      1,946,000      27,244,000
  Carnival Corp. (Class 'A' Stock)................      1,100,000      26,812,500
  Hasbro, Inc.....................................        500,000      15,500,000
  +Mirage Resorts, Inc............................        632,200      21,810,900
  Royal Caribbean Cruise, Ltd.....................        233,800       5,143,600
                                                                   --------------
                                                                       96,743,563
                                                                   --------------
MACHINERY -- 0.7%
  +Thermo Fibertek, Inc...........................        149,350       3,379,044
  +Varity Corp....................................        658,400      24,443,100
                                                                   --------------
                                                                       27,822,144
                                                                   --------------
MEDIA -- 2.8%
  Comcast Corp. (Class 'A' Stock).................        830,400      14,635,800
  Shaw Communications, Inc. (Class 'B' Stock).....        703,700       4,448,072
  +Tele-Communications, Inc. (Series 'A' Stock)...      1,934,400      38,446,200

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
  Tele-Communications, Inc. (Series 'A' Stock)....        483,600  $   12,996,750
  +Viacom, Inc. (Class 'B' Stock).................        994,500      47,114,438
                                                                   --------------
                                                                      117,641,260
                                                                   --------------
MINERAL RESOURCES -- 2.3%
  Pittston Services Group.........................        350,000      10,981,250
  Potash Corp. of Saskatchewan, Inc...............        608,300      43,113,263
  +Sante Fe Pacific Gold Corp.....................        974,000      11,809,750
  Vigoro Corp.....................................        533,100      32,918,925
                                                                   --------------
                                                                       98,823,188
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 4.2%
  +American Business Information, Inc.............        510,150       9,884,156
  General Electric Co.............................        327,300      23,565,600
  Illinois Tool Works, Inc........................        710,000      41,890,000
  Libbey, Inc.....................................        521,700      11,738,250
  Martin Marietta Materials, Inc..................        647,600      13,356,750
  Modine Manufacturing Co.........................        289,100       6,938,400
  Pentair, Inc....................................        263,200      13,094,200
  TJ International, Inc...........................        539,700       9,984,450
  Tyco International Ltd..........................        687,600      24,495,750
  York International Corp.........................        500,000      23,500,000
                                                                   --------------
                                                                      178,447,556
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 0.3%
  +DeVRY, Inc.....................................        529,200      14,288,400
                                                                   --------------
PETROLEUM -- 1.8%
  Exxon Corp......................................        410,000      32,851,250
  Royal Dutch Petroleum Co., ADR..................        300,000      42,337,500
                                                                   --------------
                                                                       75,188,750
                                                                   --------------
PETROLEUM SERVICES -- 1.3%
  Baker Hughes, Inc...............................        581,700      14,178,938
  Halliburton Co..................................        267,200      13,527,000
  Total SA, ADR...................................        757,500      25,755,000
                                                                   --------------
                                                                       53,460,938
                                                                   --------------
RAILROADS -- 1.6%
  Illinois Central Corp...........................        682,000      26,171,750
  Norfolk Southern Corp...........................        549,400      43,608,625
                                                                   --------------
                                                                       69,780,375
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 0.7%
  Crescent Real Estate Equities, Inc..............        492,600      16,809,975
  Duke Realty Investments, Inc....................        444,800      13,955,600
                                                                   --------------
                                                                       30,765,575
                                                                   --------------
RETAIL -- 2.2%
  Dollar General Corporation......................        600,000      12,450,000
  +Federated Department Stores, Inc...............      1,500,000      41,250,000
  Harcourt General, Inc...........................        320,500      13,420,938
  Nine West Group.................................        350,000      13,125,000
  Office Depot, Inc...............................        700,000      13,825,000
                                                                   --------------
                                                                       94,070,938
                                                                   --------------
TELECOMMUNICATIONS -- 2.5%
  +Airtouch Communications, Inc...................        641,100      18,111,075
  AT&T Corp.......................................        350,000      22,662,500
  MCI Communications Corp.........................      1,000,000      26,125,000
  SBC Communications, Inc.........................        475,000      27,312,500
  TCA Cable TV, Inc...............................        494,300      13,655,038
                                                                   --------------
                                                                      107,866,113
                                                                   --------------
TEXTILES -- 0.0%
  Unifi, Inc......................................         90,000       1,991,250
                                                                   --------------

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
TOBACCO -- 1.4%
  RJR Nabisco Holdings Corp.......................      1,905,000  $   58,816,875
                                                                   --------------
TOTAL COMMON STOCKS
  (Cost $2,074,306,562)..........................................   2,569,274,054
                                                                   --------------

                                                                       MARKET
PREFERRED STOCKS -- 0.7%                               SHARES          VALUE
                                                    -------------  --------------
LEISURE -- 0.2%
  Bally Entertainment Corporation (Conv.).........        600,000       8,175,000
                                                                   --------------
MEDIA -- 0.5%
  News Corp., Ltd., ADR...........................      1,140,000      21,945,000
                                                                   --------------
TOTAL PREFERRED STOCKS
  (Cost $24,005,010).............................................      30,120,000
                                                                   --------------

                                                         PAR           MARKET
LONG-TERM BONDS -- 26.3%                                VALUE          VALUE
                                                    -------------  --------------
FINANCIAL -- 7.0%
  Advanta Corp.,
    5.125%, 11/15/96..............................  $   9,000,000  $    8,949,240
  Advanta National Bank, CD,
    6.140%, 02/28/97..............................     17,000,000      17,174,760
  Allmerica Financial Corp.,
    7.625%, 10/15/25..............................      7,200,000       7,564,968
  Banc One Credit Card Master Trust,
    7.750%, 12/15/99, Series 94-B Class B.........      5,000,000       5,189,050
  Capital One Bank, M.T.N.,
    6.740%, 05/31/99, Tranche #TR00038............     22,250,000      22,756,410
    8.125%, 02/27/98, Tranche #TR00032............      6,500,000       6,788,860
  Chase Manhattan Credit Card Master Trust,
    7.400%, 05/15/00, Series 1992-1...............      5,000,000       5,096,850
  Equitable Life Assurance Society,
    **6.950%, 12/01/05............................     10,000,000      10,143,750
  First USA Bank, M.T.N.,
    %6.237%, 10/16/97.............................     20,000,000      19,970,000
  Ford Motor Credit Co.,
    6.375%, 10/06/00..............................     13,500,000      13,744,350
  Ford Motor Credit, Co., M.T.N.,
    6.137%, 10/04/99..............................      6,250,000       6,265,313
    6.850%, 08/15/00..............................      8,500,000       8,823,255
  General Motors Acceptance Corp., M.T.N.,
    7.000%, 05/19/97, Tranche #TR00041............     10,000,000      10,189,300
    7.000%, 06/02/97, Tranche #TR00476............      6,000,000       6,116,460
    7.375%, 07/20/98, Tranche #TR00667............      4,500,000       4,681,035
    7.850%, 03/05/97, Tranche #TR00187............      3,200,000       3,282,176
    7.875%, 03/15/00..............................      5,000,000       5,366,600
  Marine Midland Bank N.A.,
    %5.812%, 09/27/96.............................      6,500,000       6,487,000
  MBNA Master Credit Card Trust,
    %6.370%, 01/15/02, Series 1994-1 Class A......      7,500,000       7,509,375

DECEMBER 31, 1995

                                                         PAR           MARKET
LONG-TERM BONDS (CONTINUED)                             VALUE          VALUE
                                                    -------------  --------------
  Okobank,
    **%7.387%, 10/29/49...........................  $   3,500,000  $    3,539,375
    %7.387%, 10/29/49.............................      9,000,000       9,101,250
    %7.375%, 09/27/49.............................     18,750,000      19,341,563
  Salomon, Inc., M.T.N.,
    5.470%, 09/22/97, Tranche #SR00504............     15,000,000      14,823,600
    5.790%, 11/26/97, Tranche #TR00571............      6,700,000       6,647,338
    5.880%, 07/29/97, Tranche #SR00456............      5,650,000       5,626,101
  Santander Financial Issuances, LTD.,
    7.250%, 11/01/15..............................     11,000,000      11,267,080
  Sears Roebuck Acceptance Corp.,
    6.750%, 09/15/05..............................     34,950,000      36,247,344
  Sears Roebuck Acceptance Corp., M.T.N.,
    6.340%, 10/12/00, Tranche #TR00038............     10,000,000      10,158,900
  Standard Credit Card Master Trust,
    5.950%, 10/07/04, Series 1993-2A..............      4,500,000       4,463,415
  Westinghouse Credit Corp., M.T.N.,
    8.750%, 06/03/96, Tranche #TR00248............      3,330,000       3,350,846
                                                                   --------------
                                                                      300,665,564
                                                                   --------------
FOREIGN -- 5.1%
  Banco de Commercio Exterior de Columbia, SA,
    M.T.N.,
    **8.625%, 06/02/00, Tranche #TR00001..........      5,500,000       5,654,000
  Banco Ganadero, SA, M.T.N.,
    9.750%, 08/26/99..............................      2,300,000       2,357,500
    **9.750%, 08/26/99, Tranche #TR00001..........      5,000,000       5,125,000
  Banco Nacional de Comercio Exterior,
    7.500%, 07/01/00..............................      5,000,000       4,350,000
  Cemex, SA, M.T.N.,
    **9.500%, 09/20/01, Tranche #TR00010..........     12,500,000      11,375,000
  Compania Sud Americana de Vapores, SA,
    **7.375%, 12/08/03............................      5,650,000       5,565,250
  Controladora Commercial Mexicana, SA,
    8.750%, 04/21/98..............................     15,100,000      13,288,000
  Empresa Columbia de Petroleos,
    7.250%, 07/08/98..............................      8,250,000       8,208,750
  Empresas La Moderna, SA,
    10.250%, 11/12/97.............................      2,000,000       1,980,000
  Financiera Energetica Nacional,
    6.625%, 12/13/96..............................      5,100,000       5,100,000
  Financiera Energetica Nacional, M.T.N.,
    9.000%, 11/08/99..............................      2,000,000       2,097,500
    **9.000%, 11/08/99............................      5,375,000       5,637,031
  Fomento Economico Mexicano, SA,
    9.500%, 07/22/97..............................      6,300,000       6,244,875
  Grupo Embotellador Mexicana,
    **10.750%, 11/19/97...........................      8,020,000       7,999,950
  Grupo Televisa, SA,
    10.000%, 11/09/97.............................      4,000,000       3,920,000
  Hydro-Quebec,
    8.050%, 07/07/24..............................     17,100,000      19,524,096

DECEMBER 31, 1995

                                                         PAR           MARKET
LONG-TERM BONDS (CONTINUED)                             VALUE          VALUE
                                                    -------------  --------------
  Kansallis-Osake Pankki, N.Y.,
    **%8.650%, 12/29/49...........................  $   9,000,000  $    9,562,500
    9.750%, 12/15/98..............................     16,760,000      18,526,001
  New Zealand Government,
    9.875%, 01/15/11..............................      7,300,000       9,746,814
  Quebec, Province of Canada,
    7.500%, 07/15/02..............................      8,500,000       9,025,045
  Republic of Columbia,
    7.125%, 05/11/98..............................      2,700,000       2,720,250
    7.250%, 02/23/04..............................      4,100,000       3,932,884
    8.750%, 10/06/99..............................      4,925,000       5,206,316
  Republic of Italy,
    6.875%, 09/27/23..............................     15,000,000      14,648,250
  Republic of South Africa,
    9.625%, 12/15/99..............................     21,750,000      23,458,898
  Telekom Malaysia,
    **7.875%, 08/01/25............................      3,000,000       3,294,480
  United Mexican States,
    5.820%, 06/28/01..............................      1,375,000         990,000
    6.970%, 08/12/00..............................      2,300,000       1,840,000
    8.500%, 09/15/02..............................      6,925,000       6,024,750
                                                                   --------------
                                                                      217,403,140
                                                                   --------------
INDUSTRIAL -- 13.3%
  AMR Corp.,
    9.000%, 08/01/12..............................      5,000,000       5,638,850
    9.800%, 10/01/21..............................      5,000,000       5,944,000
  Auburn Hills Trust,
    12.000%, 05/01/20.............................     26,300,000      41,389,888
  Columbia Gas Systems,
    7.620%, 11/28/25..............................      6,500,000       6,616,935
  Columbia/HCA Healthcare Corp.,
    7.050%, 12/01/27..............................     21,200,000      21,339,284
    7.580%, 09/15/25, M.T.N., Tranche #TR00015....     10,000,000      10,723,200
  Comdisco, Inc.,
    7.250%, 04/15/98..............................     10,000,000      10,296,800
  Continental Cablevision, Inc.,
    **8.300%, 05/15/06............................      5,000,000       5,018,750
  Delta Air Lines, Inc.,
    9.250%, 03/15/22..............................      8,709,000      10,287,506
    9.750%, 05/15/21..............................     34,956,000      43,126,266
    9.875%, 01/01/98..............................      6,000,000       6,400,080
  Federated Dept Stores,
    8.125%, 10/15/02..............................     30,600,000      30,753,000
  Fleming Companies, Inc, M.T.N.,
    9.125%, 02/27/98, Tranche #TR00018............      6,000,000       6,259,800
    9.240%, 02/28/00, Tranche #TR00019............      5,000,000       5,367,700
  Fleming Companies, Inc.,
    10.625%, 12/15/01.............................     22,750,000      22,067,500
  Nabisco, Inc.,
    6.850%, 06/15/05..............................     10,000,000      10,156,000
  News America Holdings, Inc.,
    7.750%, 12/01/45..............................     53,000,000      53,685,820
    9.125%, 10/15/99..............................      5,000,000       5,526,900
  Oryx Energy Co.,
    9.300%, 05/01/96..............................      2,350,000       2,372,866
  Oryx Energy Co., M.T.N.,
    6.050%, 02/01/96, Tranche #TR00013............     10,500,000      10,496,850
  PT Alatief Freeport Financial Co.,
    9.750%, 04/15/01..............................      7,600,000       8,518,004

DECEMBER 31, 1995

                                                         PAR           MARKET
LONG-TERM BONDS (CONTINUED)                             VALUE          VALUE
                                                    -------------  --------------
  RJR Nabisco, Inc.,
    8.750%, 08/15/05..............................  $   3,000,000  $    3,072,930
  Rogers Cablesystems Ltd.,
    10.000%, 03/15/05, Series B...................      2,000,000       2,150,000
  Service Corp. International,
    7.000%, 06/01/15..............................      2,500,000       2,785,575
  TCI Communications, Inc.,
    8.750%, 08/01/15..............................     27,050,000      29,989,524
  Tele-Communications, Inc.,
    7.875%, 08/01/13..............................      5,250,000       5,399,678
    9.250%, 04/15/02..............................      5,000,000       5,680,900
    9.800%, 02/01/12..............................     13,000,000      15,589,210
  Time Warner Entertainment Co., L.P.,
    8.375%, 03/15/23-07/15/33.....................     28,250,000      30,234,433
  Time Warner Entertainment Co., L.P.,
    9.625%, 05/01/02..............................     14,140,000      16,379,352
  Time Warner, Inc.,
    7.750%, 06/15/05..............................     10,000,000      10,410,300
  Transco Energy Co.,
    9.125%, 05/01/98..............................     14,000,000      14,958,440
  United Air Lines, Inc.,
    9.750%, 08/15/21..............................     13,000,000      15,594,410
    10.670%, 05/01/04, Series A...................     21,750,000      26,236,590
    11.210%, 05/01/14, Series B...................      2,500,000       3,309,125
  Viacom, Inc.,
    7.625%, 01/15/16..............................     15,500,000      15,684,063
    7.750%, 06/01/05..............................     40,675,000      43,195,630
  Woolworth Corp,
    7.000%, 06/01/00..............................      2,084,000       2,120,637
                                                                   --------------
                                                                      564,776,796
                                                                   --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.9%
  Federal National Mortgage Association,
    Zero Coupon, 10/09/19.........................     11,800,000       2,546,204
  United States Treasury Notes,
    5.875%, 08/15/98-11/15/05, Series Y 1998......     14,200,000      14,445,580
    6.125%, 09/30/00..............................      3,500,000       3,605,000
    6.375%, 08/15/02, Series 2002.................     17,000,000      17,826,030
    6.500%, 05/15/05..............................      1,450,000       1,542,670
                                                                   --------------
                                                                       39,965,484
                                                                   --------------
TOTAL LONG-TERM BONDS
  (Cost $1,083,162,024)..........................................   1,122,810,984
                                                                   --------------

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS -- 11.9%                        AMOUNT          VALUE
                                                    -------------  --------------
BANK-RELATED INSTRUMENTS -- 0.5%
  Abbey National Treasury Services, C.D. PLC,
    5.850%, 01/03/96..............................  $   5,000,000  $    5,000,001
  Abn-Amro Bank North America, C.D.,
    5.770%, 02/01/96..............................      1,000,000         999,969
  Banque Nationale De Paris, C.D.,
    5.780%, 01/17/96..............................      2,000,000       1,999,978
  Barclays Bank PLC, C.D.,
    5.700%, 02/13/96..............................      1,000,000         999,872
  Bayerische Hypotheken, C.D.,
    5.780%, 01/16/96..............................      1,000,000         999,983
    5.800%, 01/16/96..............................      2,000,000       1,999,995
    5.830%, 01/16/96..............................      3,000,000       3,000,023

DECEMBER 31, 1995

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS (CONTINUED)                     AMOUNT          VALUE
                                                    -------------  --------------
  Berliner Handels, C.D.,
    5.830%, 01/16/96..............................  $   2,000,000  $    2,000,008
  National Westminister Bank, C.D. PLC,
    5.810%, 01/12/96..............................      4,000,000       4,000,000
                                                                   --------------
                                                                       20,999,829
                                                                   --------------
COMMERCIAL PAPER -- 1.8%
  American Express Credit Corp.,
    5.590%, 03/15/96..............................      1,000,000         988,665
  American Home Products Corp.,
    5.680%, 03/07/96..............................      2,000,000       1,979,489
  American Honda Finance Corp.,
    5.750%, 02/08/96..............................      1,000,000         994,090
    5.850%, 01/12/96..............................      1,000,000         998,375
    5.900%, 01/29/96..............................      1,000,000         995,575
  Aristar, Inc.,
    5.770%, 02/05/96..............................      1,000,000         994,551
  Asset Securitization Cooperative Corp.,
    5.660%, 02/20/96..............................      3,000,000       2,976,888
  Associates Corp. of North America,
    5.680%, 02/12/96..............................      1,700,000       1,689,003
  Bradford & Bingley Building Society,
    5.680%, 02/06/96..............................      1,000,000         994,478
  Caterpillar Financial Services Corp.,
    5.670%, 02/27/96..............................      1,000,000         991,180
  Chase Manhattan Corp.,
    5.670%, 02/12/96..............................      1,000,000         993,543
  CIT Group Holdings, Inc.,
    5.670%, 02/05/96..............................      4,000,000       3,978,580
    5.780%, 01/25/96..............................      2,019,000       2,011,544
  Cogentrix of Richmond, Inc.,
    5.950%, 01/24/96..............................      1,869,000       1,862,204
  Countrywide Funding Corp.,
    5.870%, 01/22/96..............................      1,000,000         996,739
    6.000%, 01/22/96..............................      1,182,000       1,178,060
  Dean Witter Discover and Company,
    5.700%, 02/14/96..............................      1,000,000         993,192
  Finova Capital Corp.,
    5.970%, 01/25/96-01/26/96.....................      1,640,000       1,633,575
  First Union Corp.,
    5.710%, 02/09/96..............................      2,000,000       1,987,946
  Fleet Mortgage Group, Inc.,
    5.800%, 01/16/96..............................      1,000,000         997,744
  Ford Motor Credit Corp.,
    5.530%, 03/04/96..............................      1,600,000       1,584,762
  General Electric Capital Corp.,
    5.580%, 04/08/96-04/09/96.....................      2,000,000       1,969,775
    5.660%, 02/08/96..............................      4,000,000       3,976,731
  General Motors Acceptance Corp.,
    5.650%, 02/09/96..............................      1,232,000       1,224,652
    5.750%, 02/20/96..............................      1,000,000         992,174
    5.800%, 02/09/96..............................      2,000,000       1,987,756
  Goldman Sachs Group L.P,
    6.050%, 01/11/96-01/12/96.....................      2,000,000       1,996,807
  GTE Corp.,
    5.870%, 01/19/96..............................      1,000,000         997,228
    5.970%, 01/30/96..............................      1,009,000       1,004,315
  Hanson Finance, PLC,
    5.650%, 02/29/96..............................      1,565,000       1,550,754
    5.700%, 01/26/96-02/08/96.....................      3,265,000       3,249,110
  Merrill Lynch & Co. Inc,
    5.760%, 01/31/96..............................      2,000,000       1,990,720

DECEMBER 31, 1995

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS (CONTINUED)                     AMOUNT          VALUE
                                                    -------------  --------------
  Mitsubishi International Corp.,
    5.780%, 01/31/96..............................  $   1,000,000  $      995,344
  Morgan Stanley Group, Inc.,
    5.750%, 01/25/96..............................      5,000,000       4,981,632
  National Westminister Bank, PLC,
    5.800%, 01/31/96..............................      1,000,000       1,000,000
  Nynex Corp,
    5.820%, 01/10/96-01/16/96.....................      1,847,000       1,843,790
  PNC Funding Corp,
    5.730%, 02/08/96..............................      1,000,000         994,111
  Preferred Receivables Funding Corp.,
    5.650%, 02/06/96..............................      5,000,000       4,972,535
    5.700%, 02/12/96..............................      1,650,000       1,639,289
  Riverwoods Funding Corp,
    5.750%, 02/15/96..............................      1,000,000         992,972
  Sears Roebuck Acceptance Corp.,
    5.720%, 02/26/96..............................      4,000,000       3,965,044
  Special Purpose A/R Cooperative Corp,
    5.750%, 01/24/96..............................      1,000,000         996,486
  Transamerica Finance Group, Inc.,
    5.700%, 02/05/96..............................      1,000,000         994,617
  Whirlpool Corp.,
    5.710%, 03/04/96..............................      1,028,000       1,017,891
                                                                   --------------
                                                                       77,153,916
                                                                   --------------
TERM NOTES -- 1.6%
  Associates Corp. of North America,
    4.500%, 02/15/96..............................      3,200,000       3,191,504
    8.800%, 03/01/96..............................      2,000,000       2,007,278
  Bank One Indianapolis N.A.,
    7.180%, 02/05/96, Tranche #TR00002............      1,000,000       1,000,365
  First Union National Bank of North Carolina,
    5.800%, 01/31/96, Tranche #TR00037............      2,000,000       2,000,000
  Ford Motor Credit Co.,
    5.150%, 03/15/96, Tranche #TR00690............      2,000,000       1,994,761
    %6.082%, 06/17/96, Tranche #TR00826...........      1,000,000       1,001,128
    8.250%, 05/15/96..............................      2,300,000       2,320,274
  General Motors Acceptance Corp.,
    5.300%, 07/12/96, Tranche #TR00760............      1,500,000       1,495,485
    %5.700%, 10/20/97, Tranche #TR00065...........      1,000,000         999,553
  Merrill Lynch & Co., Inc.,
    %5.929%, 09/13/96, Tranche #TR00197...........      4,000,000       3,999,189
  NationsBank of Texas N.A.,
    7.000%, 02/06/96, Tranche #TR00050............      9,000,000       9,000,391
  Salomon, Inc.,
    %6.725%, 02/14/96.............................     25,000,000      25,000,000
  SMM Trust,
    %5.937%, 12/16/96.............................      6,375,000       6,374,423
  USX Corp.,
    6.562%, 02/15/96..............................      7,500,000       7,502,619
                                                                   --------------
                                                                       67,886,970
                                                                   --------------

DECEMBER 31, 1995

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS (CONTINUED)                     AMOUNT          VALUE
                                                    -------------  --------------
PROMISSORY NOTES -- 0.0%
  Lehman Brothers Holdings, Inc.,
    6.142%, 05/29/96..............................  $   1,000,000  $    1,000,000
                                                                   --------------
REPURCHASE AGREEMENTS -- 7.9%
  Joint Repurchase Agreement Account,
    5.838%, 01/02/96 (See Note 4).................    335,658,000     335,658,000
                                                                   --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.1%
  Student Loan Marketing Association,
    %5.400%, 03/20/96.............................      3,455,000       3,454,967
                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS.....................................     506,153,682
                                                                   --------------
OTHER ASSETS -- 0.8%
  (net of liabilities)...........................................      32,846,117
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $4,261,204,837
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:

    ADR                 American Depository Receipt
    C.D.                Certificates of Deposit
    L.P.                Limited Partnership
    M.T.N.              Medium Term Note
    PLC                 Public Limited Company (British Corporation)
    SA                  Sociedad Anonima (Spanish Corporation) or Societe
                        Anonyme (French Corporation)

**Indicates a restricted security; the aggregate cost of the restricted securities is $72,616,786. The aggregate value, $72,915,086 is approximately 1.7% of net assets. (See Note 2)

+No dividend was paid on this security during the 12 months ending December
 31, 1995.

%Indicates a variable rate security.

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 78 THROUGH 85.

                             STOCK INDEX PORTFOLIO

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS -- 96.1%                                 SHARES          VALUE
                                                    -------------  --------------
AEROSPACE -- 2.3%
  AlliedSignal, Inc...............................         60,600  $    2,878,500
  Boeing Co.......................................         74,150       5,811,506
  General Dynamics Corp...........................         13,600         804,100
  Lockheed Martin Corp............................         42,849       3,385,071
  Loral Corp......................................         36,800       1,301,800
  McDonnell Douglas Corp..........................         24,100       2,217,200
  Northrop Grumman Corp...........................         10,700         684,800
  Raytheon Co.....................................         52,600       2,485,350
  Rockwell International Corp.....................         46,200       2,442,825
  United Technologies Corp........................         26,700       2,533,163
                                                                   --------------
                                                                       24,544,315
                                                                   --------------
AIRLINES -- 0.3%
  +AMR Corp.......................................         16,800       1,247,400
  Delta Air Lines, Inc............................         11,000         812,625
  Southwest Airlines Co...........................         30,700         713,775
  +USAir Group, Inc...............................         16,100         213,325
                                                                   --------------
                                                                        2,987,125
                                                                   --------------
ALUMINUM -- 0.4%
  Alcan Aluminum, Ltd.............................         49,050       1,526,680
  Aluminum Co. of America.........................         38,500       2,035,688
  Reynolds Metals Co..............................         13,300         753,113
                                                                   --------------
                                                                        4,315,481
                                                                   --------------
AUTOS - CARS & TRUCKS -- 2.3%
  Chrysler Corp...................................         82,100       4,546,288
  Cummins Engine Co., Inc.........................          8,300         307,100
  Dana Corp.......................................         21,500         628,875
  Echlin, Inc.....................................         13,000         474,500
  Ford Motor Co...................................        232,000       6,728,000
  General Motors Corp.............................        161,200       8,523,450
  Genuine Parts Co................................         26,650       1,092,650
  Johnson Controls, Inc...........................          8,700         598,125
  +Navistar International Corp....................         14,500         152,250
  Safety Kleen Corp...............................         11,050         172,656
                                                                   --------------
                                                                       23,223,894
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 6.3%
  Banc One Corp...................................         84,822       3,202,030
  Bank of Boston Corp.............................         24,200       1,119,250
  Bank of New York Company, Inc...................         43,000       2,096,250
  BankAmerica Corp................................         79,948       5,176,632
  Bankers Trust NY Corp...........................         16,500       1,097,250
  Barnett Banks, Inc..............................         20,900       1,233,100
  Boatmen's Bancshares, Inc.......................         28,800       1,177,200
  Chase Manhattan Corp............................         38,705       2,346,491
  Chemical Banking Corp...........................         53,682       3,153,817
  Citicorp........................................         91,100       6,126,475
  Comerica, Inc...................................         24,400         979,050
  CoreStates Financial Corp.......................         30,200       1,143,825
  First Bank System, Inc..........................         28,900       1,434,162
  First Chicago NBD Corp..........................         68,115       2,690,543
  First Fidelity Bancorp..........................         17,500       1,319,063
  First Interstate Bancorp........................         16,300       2,224,950
  First Union Corp................................         36,700       2,041,438
  Fleet Financial Group, Inc......................         55,100       2,245,325
  Golden West Financial Corp......................         12,200         674,050
  Great Western Financial Corp....................         29,800         759,900
  H.F. Ahmanson & Co..............................         25,000         662,500
  J.P. Morgan & Co., Inc..........................         40,250       3,230,063
  KeyCorp.........................................         51,000       1,848,750
  Mellon Bank Corp................................         31,350       1,685,063
  NationsBank Corp................................         58,139       4,047,928
  Norwest Corp....................................         75,100       2,478,300

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
  PNC Bank Corp...................................         50,100  $    1,615,725
  Suntrust Banks, Inc.............................         24,400       1,671,400
  U.S. Bancorp....................................         32,600       1,096,175
  Wachovia Corp...................................         36,400       1,665,300
  Wells Fargo & Co................................         10,400       2,246,400
                                                                   --------------
                                                                       64,488,405
                                                                   --------------
BEVERAGES -- 3.6%
  Adolph Coors Co. (Class 'B' Stock)..............          9,500         210,187
  Anheuser-Busch Companies, Inc...................         55,000       3,678,125
  Brown-Forman Corp. (Class 'B' Stock)............         15,300         558,450
  Coca-Cola Co....................................        270,500      20,084,625
  PepsiCo, Inc....................................        170,000       9,498,750
  Seagram Co., Ltd................................         79,900       2,766,538
                                                                   --------------
                                                                       36,796,675
                                                                   --------------
CHEMICALS -- 2.4%
  Air Products & Chemicals, Inc...................         23,900       1,260,725
  Dow Chemical Co.................................         57,600       4,053,600
  E.I. du Pont de Nemours & Co....................        119,900       8,378,012
  Eastman Chemical Co.............................         17,100       1,070,887
  +FMC Corp.......................................          8,000         541,000
  Hercules, Inc...................................         24,100       1,358,638
  Mallinckrodt Group, Inc.........................         17,300         629,288
  Monsanto Co.....................................         24,900       3,050,250
  Nalco Chemical Co...............................         13,900         418,738
  Rohm & Haas Co..................................         14,600         939,875
  Sigma-Aldrich Corp..............................         10,600         524,700
  Union Carbide Corp..............................         29,900       1,121,250
  W.R. Grace & Co.................................         20,400       1,206,150
                                                                   --------------
                                                                       24,553,113
                                                                   --------------
CHEMICALS - SPECIALTY -- 0.4%
  Engelhard Corp..................................         31,375         682,406
  Great Lakes Chemical Corp.......................         13,700         986,400
  Morton International, Inc.......................         32,000       1,148,000
  Praxair, Inc....................................         29,000         975,125
  Raychem Corp....................................          9,500         540,313
                                                                   --------------
                                                                        4,332,244
                                                                   --------------
COMMERCIAL SERVICES -- 0.5%
  +CUC International, Inc.........................         38,350       1,308,694
  Deluxe Corp.....................................         17,800         516,200
  Dun & Bradstreet Corp...........................         36,160       2,341,360
  John H. Harland Co..............................          5,900         123,162
  Moore Corp., Ltd................................         22,800         424,650
  Ogden Corp......................................         11,000         235,125
                                                                   --------------
                                                                        4,949,191
                                                                   --------------
COMPUTER SERVICES -- 3.8%
  3Com Corp.......................................         24,000       1,119,000
  +Amdahl Corp....................................         23,300         198,050
  Autodesk, Inc...................................          9,700         332,225
  Automatic Data Processing, Inc..................         31,200       2,316,600
  +Cabletron Systems, Inc.........................         15,300       1,239,300
  +Ceridian Corp..................................         14,200         585,750
  +Cisco Systems, Inc.............................         58,800       4,387,950
  +COMPAQ Computer Corp...........................         57,100       2,740,800
  Computer Associates International, Inc..........         52,475       2,984,516
  +Computer Sciences Corp.........................         11,900         835,975
  First Data Corp.................................         48,000       3,210,000
  +Intergraph Corp................................         11,300         177,975
  +Microsoft Corp.................................        128,300      11,258,325
  +Novell, Inc....................................         81,400       1,159,950

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
  +Oracle Corp....................................         94,050  $    3,985,369
  +Silicon Graphics, Inc..........................         35,700         981,750
  +Sun Microsystems, Inc..........................         41,000       1,870,625
  +Tandem Computers, Inc..........................         24,900         264,562
                                                                   --------------
                                                                       39,648,722
                                                                   --------------
CONSTRUCTION -- 0.2%
  Fluor Corp......................................         18,400       1,214,400
  Foster Wheeler Corp.............................          9,000         382,500
  Kaufman & Broad Home Corp.......................          6,366          94,694
  Pulte Corp......................................          5,900         198,388
                                                                   --------------
                                                                        1,889,982
                                                                   --------------
CONTAINERS -- 0.1%
  Ball Corp.......................................          6,300         173,250
  Bemis Co., Inc..................................         11,400         292,125
  +Crown Cork & Seal Co., Inc.....................         20,200         843,350
                                                                   --------------
                                                                        1,308,725
                                                                   --------------
COSMETICS & SOAPS -- 2.2%
  Alberto Culver Co. (Class 'B' Stock)............          5,700         195,937
  Avon Products, Inc..............................         14,400       1,085,400
  Clorox Co.......................................         11,400         816,525
  Colgate Palmolive Co............................         31,300       2,198,825
  Gillette Co.....................................         96,100       5,009,213
  International Flavors & Fragrances, Inc.........         23,900       1,147,200
  Procter & Gamble Co.............................        147,852      12,271,716
                                                                   --------------
                                                                       22,724,816
                                                                   --------------
DIVERSIFIED GAS -- 0.2%
  Ashland, Inc....................................         13,400         470,675
  Coastal Corp....................................         22,400         834,400
  Eastern Enterprises.............................          4,100         144,525
  ENSERCH Corp....................................         14,400         234,000
  NICOR, Inc......................................         10,300         283,250
  ONEOK, Inc......................................          6,400         146,400
                                                                   --------------
                                                                        2,113,250
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 1.9%
  Alco Standard Corp..............................         23,776       1,084,780
  Avery Dennison Corp.............................         11,500         576,438
  Honeywell, Inc..................................         27,700       1,346,912
  International Business Machines Corp............        122,800      11,266,900
  Pitney Bowes, Inc...............................         32,500       1,527,500
  +Unisys Corp....................................         36,100         203,063
  Xerox Corp......................................         23,182       3,175,934
                                                                   --------------
                                                                       19,181,527
                                                                   --------------
DRUGS AND HOSPITAL SUPPLIES -- 9.1%
  Abbott Laboratories.............................        170,600       7,122,550
  Allergan, Inc...................................         13,500         438,750
  +ALZA Corp......................................         17,000         420,750
  American Home Products Corp.....................         67,700       6,566,900
  +Amgen, Inc.....................................         58,800       3,491,250
  Bausch & Lomb, Inc..............................         12,300         487,387
  Baxter International, Inc.......................         60,300       2,525,062
  Becton, Dickinson & Co..........................         14,000       1,050,000
  +Biomet, Inc....................................         26,100         466,537
  +Boston Scientific Corp.........................         35,400       1,734,600
  Bristol-Myers Squibb Co.........................        109,440       9,398,160
  C.R. Bard, Inc..................................         12,800         412,800
  Eli Lilly & Co..................................        118,800       6,682,500
  Johnson & Johnson...............................        139,700      11,961,813
  Medtronic, Inc..................................         49,600       2,771,400
  Merck & Co., Inc................................        266,550      17,525,663

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
  Pfizer, Inc.....................................        137,000  $    8,631,000
  +Pharmacia & Upjohn, Inc........................        108,525       4,205,344
  Schering-Plough Corp............................         80,000       4,380,000
  St. Jude Medical, Inc...........................         15,000         645,000
  United States Surgical Corp.....................         12,200         260,775
  Warner-Lambert Co...............................         28,900       2,806,913
                                                                   --------------
                                                                       93,985,154
                                                                   --------------
ELECTRICAL EQUIPMENT -- 0.3%
  +Applied Materials, Inc.........................         38,300       1,508,063
  W.W. Grainger, Inc..............................         10,500         695,625
  Westinghouse Electric Corp......................         84,100       1,387,650
                                                                   --------------
                                                                        3,591,338
                                                                   --------------
ELECTRONICS -- 4.2%
  +Advanced Micro Devices, Inc....................         21,800         359,700
  AMP, Inc........................................         47,344       1,816,826
  Apple Computer, Inc.............................         26,000         828,750
  +Cray Research, Inc.............................          4,700         116,325
  +Data General Corp..............................          9,000         123,750
  +Digital Equipment Corp.........................         32,300       2,071,238
  EG&G, Inc.......................................         11,800         286,150
  Emerson Electric Co.............................         48,600       3,973,050
  Harris Corp.....................................          8,100         442,462
  Hewlett-Packard Co..............................        110,300       9,237,625
  Intel Corp......................................        179,200      10,169,600
  +LSI Logic Corp.................................         27,000         884,250
  Micron Technology, Inc..........................         44,400       1,759,350
  Motorola, Inc...................................        127,000       7,239,000
  +National Semiconductor Corp....................         27,500         611,875
  Perkin-Elmer Corp...............................          9,300         351,075
  Tandy Corp......................................         14,965         621,048
  Tektronix, Inc..................................          7,200         353,700
  Texas Instruments, Inc..........................         40,400       2,090,700
  Thomas & Betts Corp.............................          4,000         295,000
                                                                   --------------
                                                                       43,631,474
                                                                   --------------
ENVIRONMENTAL SERVICES -- 0.1%
  Laidlaw, Inc. (Class 'B' Stock).................         61,800         633,450
                                                                   --------------
FINANCIAL SERVICES -- 2.7%
  American Express Co.............................        104,000       4,303,000
  Beneficial Corp.................................         11,300         526,862
  Dean Witter Discover and Company................         36,345       1,708,215
  Federal Home Loan Mortgage Corp.................         39,250       3,277,375
  Federal National Mortgage Association...........         58,900       7,310,962
  H & R Block, Inc................................         22,600         915,300
  Household International , Inc...................         21,300       1,259,362
  MBNA Corp.......................................         32,300       1,191,063
  Merrill Lynch & Co., Inc........................         38,100       1,943,100
  Morgan Stanley Group, Inc.......................         16,500       1,330,313
  National City Corp..............................         32,400       1,073,250
  Republic New York Corp..........................         12,300         764,138
  Salomon, Inc....................................         22,800         809,400
  Transamerica Corp...............................         14,800       1,078,550
                                                                   --------------
                                                                       27,490,890
                                                                   --------------
FOODS -- 4.4%
  Archer-Daniels-Midland Co.......................        115,722       2,082,996
  Campbell Soup Co................................         53,500       3,210,000
  ConAgra, Inc....................................         51,900       2,140,875
  CPC International, Inc..........................         31,400       2,154,825
  Fleming Companies, Inc..........................          7,400         152,625
  General Mills, Inc..............................         34,000       1,963,500
  Giant Food, Inc. (Class 'A' Stock)..............         12,200         384,300
  H.J. Heinz & Co.................................         78,650       2,605,281

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
  Hershey Foods Corp..............................         17,600  $    1,144,000
  Kellogg Co......................................         47,100       3,638,475
  Philip Morris Companies, Inc....................        181,200      16,398,600
  Pioneer Hi-Bred International, Inc..............         18,300       1,017,937
  Quaker Oats Co..................................         28,400         979,800
  Ralston-Ralston Purina Group....................         22,940       1,430,883
  Sara Lee Corp...................................        104,000       3,315,000
  Sysco Corp......................................         38,900       1,264,250
  W. M. Wrigley, Jr. Co...........................         24,900       1,307,250
                                                                   --------------
                                                                       45,190,597
                                                                   --------------
FOREST PRODUCTS -- 1.6%
  Boise Cascade Corp..............................          9,886         342,302
  Champion International Corp.....................         21,100         886,200
  Federal Paper Board Co., Inc....................         10,400         539,500
  Georgia-Pacific Corp............................         19,300       1,324,462
  International Paper Co..........................         54,600       2,067,975
  James River Corp. of Virginia...................         18,500         446,313
  Kimberly-Clark Corp.............................         60,194       4,981,054
  Louisiana-Pacific Corp..........................         24,200         586,850
  Mead Corp.......................................         11,700         611,325
  Potlatch Corp...................................          5,800         232,000
  Stone Container Corp............................         21,566         310,011
  Temple Inland, Inc..............................         12,100         533,913
  Union Camp Corp.................................         15,200         723,900
  Westvaco Corp...................................         21,300         591,075
  Weyerhaeuser Co.................................         43,700       1,890,025
  Willamette Industries, Inc......................         12,000         675,000
                                                                   --------------
                                                                       16,741,905
                                                                   --------------
GAS PIPELINES -- 0.6%
  +Columbia Gas System, Inc.......................         10,700         469,462
  Consolidated Natural Gas Co.....................         19,900         902,962
  Enron Corp......................................         54,000       2,058,750
  NorAm Energy Corp...............................         29,700         263,588
  Panhandle Eastern Corp..........................         33,190         925,171
  Peoples Energy Corp.............................          7,900         250,825
  Williams Companies, Inc.........................         22,100         969,638
                                                                   --------------
                                                                        5,840,396
                                                                   --------------
HOSPITAL MANAGEMENT -- 0.8%
  +Beverly Enterprises, Inc.......................         20,200         214,625
  Columbia/HCA Healthcare Corp....................         95,632       4,853,324
  Community Psychiatric Centers...................          7,900          96,775
  +Humana, Inc....................................         34,400         941,700
  Manor Care, Inc.................................         13,050         456,750
  Service Corp. International.....................         22,900       1,007,600
  Shared Medical Systems Corp.....................          4,700         255,563
  +Tenet Healthcare Corp..........................         43,500         902,625
                                                                   --------------
                                                                        8,728,962
                                                                   --------------
HOUSING RELATED -- 0.5%
  Armstrong World Industries, Inc.................          7,800         483,600
  Centex Corp.....................................          6,000         208,500
  Fleetwood Enterprises, Inc......................          9,600         247,200
  Lowe's Companies, Inc...........................         34,900       1,169,150
  Masco Corp......................................         34,300       1,076,163
  Maytag Corp.....................................         23,000         465,750
  +Owens-Corning Fiberglas Corp...................         11,800         529,525
  Stanley Works...................................          9,500         489,250
  Whirlpool Corp..................................         16,400         873,300
                                                                   --------------
                                                                        5,542,438
                                                                   --------------
INSURANCE -- 4.0%
  Aetna Life & Casualty Co........................         24,500       1,696,625
  Alexander & Alexander Services, Inc.............          9,400         178,600

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
  Allstate Corp...................................         96,594  $    3,972,428
  American General Corp...........................         44,000       1,534,500
  American International Group, Inc...............        102,437       9,475,422
  Chubb Corp......................................         19,000       1,838,250
  CIGNA Corp......................................         16,300       1,682,975
  General Re Corp.................................         17,650       2,735,750
  +ITT Hartford Group, Inc........................         25,000       1,209,375
  Jefferson-Pilot Corp............................         15,375         714,938
  Lincoln National Corp...........................         22,700       1,220,125
  Marsh & McLennan Companies, Inc.................         15,600       1,384,500
  Providian Corp..................................         20,500         835,375
  SAFECO Corp.....................................         26,800         924,600
  St. Paul Companies, Inc.........................         18,300       1,017,938
  Torchmark Corp..................................         16,000         724,000
  Travelers Group, Inc............................         68,731       4,321,461
  U.S. Healthcare, Inc............................         32,600       1,515,900
  United Healthcare Corp..........................         37,700       2,469,350
  UNUM Corp.......................................         15,300         841,500
  USF&G Corp......................................         23,800         401,625
  USLIFE Corp.....................................          6,900         206,138
                                                                   --------------
                                                                       40,901,375
                                                                   --------------
LEISURE -- 1.0%
  +Bally Entertainment Corporation................         10,200         142,800
  Brunswick Corp..................................         20,300         487,200
  Handleman Co....................................          5,850          33,638
  +Harrah's Entertainment, Inc....................         22,450         544,412
  Hasbro, Inc.....................................         18,900         585,900
  +King World Productions, Inc....................          7,550         293,506
  Mattel, Inc.....................................         47,445       1,458,934
  Outboard Marine Corp............................          3,900          79,463
  Walt Disney Co..................................        113,200       6,678,800
                                                                   --------------
                                                                       10,304,653
                                                                   --------------
LODGING -- 0.4%
  Hilton Hotels Corp..............................         10,600         651,900
  Loews Corp......................................         25,200       1,975,050
  Marriott International, Inc.....................         26,900       1,028,925
                                                                   --------------
                                                                        3,655,875
                                                                   --------------
MACHINERY -- 1.0%
  Briggs & Stratton Corp..........................          6,300         273,262
  Caterpillar, Inc................................         42,200       2,479,250
  Cincinnati Milacron, Inc........................          6,900         181,125
  Cooper Industries, Inc..........................         23,000         845,250
  Deere & Co......................................         56,300       1,984,575
  Dover Corp......................................         24,600         907,125
  Eaton Corp......................................         18,200         975,975
  Giddings & Lewis, Inc...........................          6,900         113,850
  Harnischfeger Industries, Inc...................          9,500         315,875
  Ingersoll-Rand Co...............................         22,900         804,363
  PACCAR, Inc.....................................          8,630         363,539
  Parker-Hannifin Corp............................         16,150         553,138
  Snap-On, Inc....................................          9,000         407,250
  Timken Co.......................................          6,400         244,800
  +Varity Corp....................................          8,810         327,071
                                                                   --------------
                                                                       10,776,448
                                                                   --------------
MEDIA -- 2.5%
  Capital Cities/ABC, Inc.........................         33,100       4,083,713
  Comcast Corp. (Special Class 'A' Stock).........         50,500         918,469
  Dow Jones & Co., Inc............................         21,500         857,313
  Gannett Co., Inc................................         30,000       1,841,250
  Interpublic Group of Companies, Inc.............         17,400         754,725
  Knight-Ridder, Inc..............................         10,500         656,250

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
  McGraw-Hill, Corporation, Inc...................         10,900  $      949,663
  Meredith Corp...................................          5,800         242,875
  New York Times Co. (Class 'A' Stock)............         21,300         631,013
  R. R. Donnelley & Sons Co.......................         32,800       1,291,500
  +Tele-Communications, Inc. (Series 'A' Stock)...        142,500       2,832,187
  Time Warner, Inc................................         82,840       3,137,565
  Times Mirror Co. (Class 'A' Stock)..............         24,000         813,000
  Tribune Co......................................         13,700         837,412
  +US West Media Group............................        101,700       1,932,300
  +Viacom, Inc. (Class 'B' Stock).................         78,867       3,736,323
                                                                   --------------
                                                                       25,515,558
                                                                   --------------
MINERAL RESOURCES -- 1.0%
  ASARCO, Inc.....................................          8,700         278,400
  Barrick Gold Corporation........................         75,400       1,988,675
  Burlington Resources, Inc.......................         27,700       1,087,225
  Cyprus Amax Minerals Co.........................         20,800         543,400
  Echo Bay Mines, Ltd.............................         26,400         273,900
  Freeport-McMoRan Copper & Gold, Inc. (Class 'B'
    Stock)........................................         42,800       1,203,750
  Homestake Mining Co.............................         28,800         450,000
  Inco, Ltd.......................................         26,000         864,500
  Newmont Mining Corp.............................         20,200         914,050
  Phelps Dodge Corp...............................         15,200         946,200
  Pittston Services Group.........................          8,600         269,825
  Placer Dome, Inc................................         50,900       1,227,962
  Sante Fe Pacific Gold Corp......................         34,916         423,357
                                                                   --------------
                                                                       10,471,244
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 4.1%
  Browning-Ferris Industries, Inc.................         46,200       1,362,900
  Crane Co........................................          6,600         243,375
  Ecolab, Inc.....................................         13,400         402,000
  General Electric Co.............................        361,500      26,028,000
  General Signal Corp.............................         10,662         345,181
  Illinois Tool Works, Inc........................         25,100       1,480,900
  ITT Corp........................................         25,000       1,325,000
  ITT Industries, Inc.............................         25,000         600,000
  Millipore Corp..................................         11,000         452,375
  NACCO Industries, Inc. (Class 'A' Stock)........          1,600          88,800
  Pall Corp.......................................         25,100         674,563
  PPG Industries Inc..............................         43,200       1,976,400
  Teledyne, Inc...................................         11,800         302,375
  Textron, Inc....................................         18,100       1,221,750
  Trinova Corp....................................          5,600         160,300
  TRW, Inc........................................         14,300       1,108,250
  Tyco International, Ltd.........................         33,300       1,186,313
  WMX Technologies, Inc...........................        104,100       3,109,988
                                                                   --------------
                                                                       42,068,470
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 2.1%
  American Greetings Corp. (Class 'A' Stock)......         16,300         450,288
  Black & Decker Corp.............................         18,800         662,700
  Corning, Inc....................................         49,700       1,590,400
  Dial Corp.......................................         20,900         619,163
  Eastman Kodak Co................................         74,100       4,964,700
  Jostens, Inc....................................          9,900         240,075
  Minnesota Mining & Manufacturing Co.............         90,500       5,995,625
  Polaroid Corp...................................          9,500         450,062
  Premark International, Inc......................         14,000         708,750
  Rubbermaid, Inc.................................         33,300         849,150

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
  Unilever N.V., ADR..............................         34,500  $    4,855,875
  Whitman Corp....................................         21,700         504,525
                                                                   --------------
                                                                       21,891,313
                                                                   --------------
PETROLEUM -- 8.0%
  Amerada Hess Corp...............................         19,900       1,054,700
  Amoco Corp......................................        107,130       7,699,969
  Atlantic Richfield Co...........................         34,485       3,819,213
  Chevron Corp....................................        141,500       7,428,750
  Exxon Corp......................................        267,900      21,465,487
  Kerr-McGee Corp.................................         11,400         723,900
  Louisiana Land & Exploration Co.................          7,600         325,850
  Mobil Corp......................................         85,400       9,564,800
  Occidental Petroleum Corp.......................         68,400       1,462,050
  Pennzoil Co.....................................         10,000         422,500
  Phillips Petroleum Co...........................         56,800       1,938,300
  Royal Dutch Petroleum Co........................        115,600      16,314,050
  +Santa Fe Energy Resources, Inc.................         17,970         172,961
  Sun Co., Inc....................................         19,000         520,125
  Tenneco, Inc....................................         39,100       1,940,338
  Texaco, Inc.....................................         56,700       4,450,950
  Unocal Corp.....................................         53,300       1,552,363
  USX-Marathon Group..............................         63,700       1,242,150
                                                                   --------------
                                                                       82,098,456
                                                                   --------------
PETROLEUM SERVICES -- 0.8%
  Baker Hughes, Inc...............................         30,200         736,125
  Dresser Industries, Inc.........................         40,400         984,750
  Halliburton Co..................................         24,800       1,255,500
  Helmerich & Payne, Inc..........................          5,100         151,725
  McDermott International, Inc....................         10,900         239,800
  +Oryx Energy Co.................................         21,500         287,563
  +Rowan Companies, Inc...........................         15,200         150,100
  Schlumberger, Ltd...............................         52,200       3,614,850
  Sonat, Inc......................................         18,400         655,500
  +Western Atlas, Inc.............................         11,300         570,650
                                                                   --------------
                                                                        8,646,563
                                                                   --------------
RAILROADS -- 1.0%
  Burlington Northern Sante Fe, Inc...............         31,642       2,468,076
  Conrail Inc.....................................         17,000       1,190,000
  CSX Corp........................................         45,112       2,058,235
  Norfolk Southern Corp...........................         27,900       2,214,563
  Union Pacific Corp..............................         43,800       2,890,800
                                                                   --------------
                                                                       10,821,674
                                                                   --------------
RESTAURANTS -- 0.8%
  Darden Restaurants, Inc.........................         35,000         415,625
  Luby's Cafeterias, Inc..........................          4,550         101,238
  McDonald's Corp.................................        149,200       6,732,650
  +Ryan's Family Steak Houses, Inc................          8,500          59,500
  +Shoney's, Inc..................................          7,900          80,975
  Wendy's International, Inc......................         21,900         465,375
                                                                   --------------
                                                                        7,855,363
                                                                   --------------
RETAIL -- 4.8%
  Albertson's, Inc................................         54,600       1,794,975
  American Stores Co..............................         31,900         853,325
  Brown Group, Inc................................          3,000          42,750
  Charming Shoppes, Inc...........................         18,300          52,613
  Circuit City Stores, Inc........................         21,500         593,938
  Dayton-Hudson Corp..............................         15,214       1,141,050
  Dillard Department Stores, Inc. (Class 'A'
    Stock)........................................         24,850         708,225
  +Federated Department Stores, Inc...............         43,500       1,196,250
  Great Atlantic & Pacific Tea Co., Inc...........          9,100         209,300

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
  Harcourt General, Inc...........................         15,406  $      645,126
  Home Depot, Inc.................................        103,949       4,976,558
  J.C. Penney Co., Inc............................         49,000       2,333,625
  K mart Corp.....................................         95,000         688,750
  +Kroger Co......................................         26,600         997,500
  Liz Claiborne, Inc..............................         15,600         432,900
  Longs Drug Stores, Inc..........................          4,600         220,225
  May Department Stores Co........................         53,200       2,247,700
  Melville Corp...................................         22,400         688,800
  Mercantile Stores Co., Inc......................          8,000         370,000
  Newell Co.......................................         34,800         900,450
  Nike, Inc. (Class 'B' Stock)....................         30,600       2,130,525
  Nordstrom, Inc..................................         17,200         696,600
  Pep Boys-Manny, Moe & Jack......................         13,200         338,250
  +Price/Costco, Inc..............................         42,566         649,131
  Reebok International, Ltd.......................         16,700         471,775
  Rite Aid Corp...................................         18,500         633,625
  Sears, Roebuck & Co.............................         84,100       3,279,900
  Sherwin-Williams Co.............................         18,300         745,725
  Stride Rite Corp................................          9,400          70,500
  Supervalu, Inc..................................         15,100         475,650
  The Gap, Inc....................................         30,500       1,281,000
  The Limited, Inc................................         76,600       1,330,925
  TJX Companies, Inc..............................         14,300         269,913
  +Toys 'R' Us, Inc...............................         59,750       1,299,563
  Wal-Mart Stores, Inc............................        495,300      11,082,337
  Walgreen Co.....................................         53,700       1,604,287
  Winn Dixie Stores, Inc..........................         32,600       1,202,125
  Woolworth Corp..................................         29,200         379,600
                                                                   --------------
                                                                       49,035,491
                                                                   --------------
RUBBER -- 0.2%
  B.F. Goodrich Co................................          5,400         367,875
  Cooper Tire & Rubber Co.........................         17,400         428,475
  Goodyear Tire & Rubber Co.......................         33,100       1,501,913
                                                                   --------------
                                                                        2,298,263
                                                                   --------------
STEEL -- 0.3%
  +Armco, Inc.....................................         26,700         156,862
  +Bethlehem Steel Corp...........................         23,600         330,400
  Inland Steel Industries, Inc....................         10,100         253,763
  Nucor Corp......................................         19,300       1,102,512
  USX-U.S. Steel Group............................         17,740         545,505
  Worthington Industries, Inc.....................         19,100         397,519
                                                                   --------------
                                                                        2,786,561
                                                                   --------------
TELECOMMUNICATIONS -- 5.1%
  +Airtouch Communications, Inc...................        106,800       3,017,100
  Alltel Corp.....................................         41,600       1,227,200
  Ameritech Corp..................................        119,100       7,026,900
  +Andrew Corp....................................          8,050         307,913
  AT&T Corp.......................................        343,373      22,233,401
  +DSC Communications Corp........................         25,000         921,875
  MCI Communications Corp.........................        148,200       3,871,725
  Northern Telecom, Ltd...........................         55,300       2,377,900
  SBC Communications, Inc.........................        131,600       7,567,000
  Scientific-Atlanta, Inc.........................         16,500         247,500
  Sprint Corp.....................................         74,800       2,982,650
  +Tellabs, Inc...................................         18,500         684,500
                                                                   --------------
                                                                       52,465,664
                                                                   --------------
TEXTILES -- 0.2%
  +Fruit of the Loom, Inc. (Class 'A' Stock)......         18,000         438,750
  National Service Industries, Inc................         11,000         356,125
  Russell Corp....................................          8,400         233,100

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
  Springs Industries, Inc.........................          4,200  $      173,775
  V.F. Corp.......................................         13,918         734,175
                                                                   --------------
                                                                        1,935,925
                                                                   --------------
TOBACCO -- 0.3%
  American Brands, Inc............................         40,000       1,785,000
  UST, Inc........................................         41,600       1,388,400
                                                                   --------------
                                                                        3,173,400
                                                                   --------------
TRUCKING/SHIPPING -- 0.2%
  Consolidated Freightways, Inc...................          9,200         243,800
  +Federal Express Corp...........................         12,000         886,500
  Roadway Services, Inc...........................          8,400         410,550
  Ryder System, Inc...............................         17,900         443,025
  Yellow Corp.....................................          6,000          74,250
                                                                   --------------
                                                                        2,058,125
                                                                   --------------
UTILITY - COMMUNICATIONS -- 3.5%
  Bell Atlantic Corp..............................         94,400       6,313,000
  BellSouth Corp..................................        214,000       9,309,000
  GTE Corp........................................        208,920       9,192,480
  NYNEX Corp......................................         92,100       4,973,400
  Pacific Telesis Group...........................         92,600       3,113,675
  U S West Communications, Inc....................        101,900       3,642,925
                                                                   --------------
                                                                       36,544,480
                                                                   --------------
UTILITY - ELECTRIC -- 3.6%
  American Electric Power Co., Inc................         39,700       1,607,850
  Baltimore Gas & Electric Co.....................         32,450         924,825
  Carolina Power & Light Co.......................         33,100       1,141,950
  Central & South West Corp.......................         41,000       1,142,875
  CINergy Corp....................................         33,739       1,033,257
  Consolidated Edison Co. of NY, Inc..............         50,200       1,606,400
  Detroit Edison Co...............................         31,000       1,069,500
  Dominion Resources, Inc.........................         37,150       1,532,438
  Duke Power Co...................................         44,000       2,084,500
  Entergy Corp....................................         48,500       1,418,625
  FPL Group, Inc..................................         40,000       1,855,000
  General Public Utilities Corp...................         26,200         890,800
  Houston Industries, Inc.........................         56,200       1,362,850
  Niagara Mohawk Power Corp.......................         31,700         305,113
  Northern States Power Co........................         14,600         717,225
  Ohio Edison Co..................................         33,700         791,950
  P P & L Resources, Inc..........................         33,700         842,500
  Pacific Enterprises.............................         19,100         539,575
  Pacific Gas & Electric Co.......................         90,900       2,579,287
  PacifiCorp......................................         62,700       1,332,375
  PECO Energy Co..................................         48,500       1,461,062
  Public Service Enterprise Group, Inc............         53,000       1,623,125
  SCEcorp.........................................         95,100       1,688,025
  Southern Co.....................................        143,800       3,541,075
  Texas Utilities Co..............................         48,629       1,999,868
  Unicom Corp.....................................         46,900       1,535,975
  Union Electric Company..........................         21,800         910,150
                                                                   --------------
                                                                       37,538,175
                                                                   --------------
TOTAL COMMON STOCKS
  (Cost $683,558,889)............................................     991,277,137
                                                                   --------------

                                                                       MARKET
PREFERRED STOCKS -- 0.0%                               SHARES          VALUE
                                                    -------------  --------------
MISCELLANEOUS - BASIC INDUSTRY
  Teledyne, Inc. (Cum.), Series E.................            442           6,354
                                                                   --------------
  (Cost $6,630)

DECEMBER 31, 1995

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS -- 4.2%                         AMOUNT          VALUE
                                                    -------------  --------------
REPURCHASE AGREEMENTS -- 4.1%
  Joint Repurchase Agreement Account,
    5.838%, 01/02/96 (see Note 4).................  $  41,878,000  $   41,878,000
                                                                   --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.1%
  US Treasury Bills,
    5.255%, 03/14/96..............................      1,300,000       1,286,336
    5.280%, 03/14/96..............................        100,000          98,944
                                                                   --------------
                                                                        1,385,280
                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS.....................................      43,263,280
                                                                   --------------
##
VARIATION MARGIN ON OPEN FUTURES CONTRACTS -- 0.0%...............
                                                                           42,000
                                                                   --------------
LIABILITIES -- (0.3%)
  (net of other assets)..........................................      (3,310,703)
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $1,031,278,068
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:

    ADR                 American Depository Receipt

+No dividend was paid on this security during the 12 months ending December
 31, 1995.

##Open futures contracts as of December 31, 1995 are as follows:

     PAR VALUE
COVERED BY CONTRACT               TYPE              EXPIRATION DATE  VALUE OF CONTRACTS
                      S&P 500 Index Futures
                      (120 contracts)
    $37,454,650                                         Mar 96          $37,107,000

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 78 THROUGH 85.

                             COMMON STOCK PORTFOLIO

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS -- 78.9%                                 SHARES          VALUE
                                                    -------------  --------------
AEROSPACE -- 2.3%
  AAR Corp........................................        650,000  $   14,300,000
  Lockheed Martin Corp............................         70,300       5,553,700
  Loral Corp......................................      1,800,000      63,675,000
  United Technologies Corp........................         40,900       3,880,388
                                                                   --------------
                                                                       87,409,088
                                                                   --------------
ALUMINUM -- 1.0%
  +Alumax, Inc....................................        267,500       8,192,188
  Aluminum Co. of America.........................        600,000      31,725,000
                                                                   --------------
                                                                       39,917,188
                                                                   --------------
AUTOS - CARS & TRUCKS -- 3.9%
  Chrysler Corp...................................      1,963,910     108,751,515
  General Motors Corp.............................        700,000      37,012,500
  +Navistar International Corp....................        395,200       4,149,600
                                                                   --------------
                                                                      149,913,615
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 7.5%
  Bank of New York Company, Inc...................        900,000      43,875,000
  BankAmerica Corp................................        550,000      35,612,500
  Chase Manhattan Corp............................        600,000      36,375,000
  Comerica, Inc...................................      1,000,000      40,125,000
  First of America Bank Corp......................        187,000       8,298,125
  Great Western Financial Corp....................      1,000,000      25,500,000
  J.P. Morgan & Co., Inc..........................        395,400      31,730,850
  Mellon Bank Corp................................        276,398      14,856,392
  Mercantile Bankshares Corp......................        279,600       7,793,850
  NationsBank Corp................................        600,000      41,775,000
                                                                   --------------
                                                                      285,941,717
                                                                   --------------
CHEMICALS -- 0.8%
  Eastman Chemical Co.............................        466,550      29,217,694
                                                                   --------------
CHEMICALS - SPECIALTY -- 0.2%
  Witco Corp......................................        268,800       7,862,400
                                                                   --------------
COMMERCIAL SERVICES -- 0.5%
  Wellman, Inc....................................        798,200      18,159,050
                                                                   --------------
COMPUTER SERVICES -- 1.9%
  +Amdahl Corp....................................      4,000,000      34,000,000
  Comdisco, Inc...................................      1,350,000      30,543,750
  Gerber Scientific, Inc..........................        419,800       6,821,750
  +Harris Computer Systems Corp...................         15,000         202,500
                                                                   --------------
                                                                       71,568,000
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 0.7%
  International Business Machines Corp............        300,000      27,525,000
                                                                   --------------
DRUGS AND HOSPITAL SUPPLIES -- 2.3%
  Baxter International, Inc.......................      2,100,000      87,937,500
                                                                   --------------
ELECTRICAL EQUIPMENT -- 0.0%
  +Rexel, Inc.....................................        107,199       1,447,187
                                                                   --------------
ELECTRONICS -- 6.0%
  +Digital Equipment Corp.........................      2,500,000     160,312,500
  Harris Corp.....................................        300,000      16,387,500
  Tandy Corp......................................      1,218,000      50,547,000
  Zero Corp.......................................        120,500       2,138,875
                                                                   --------------
                                                                      229,385,875
                                                                   --------------
FINANCIAL SERVICES -- 7.3%
  American Express Co.............................      2,100,000      86,887,500
  Dean Witter Discover and Company................      1,600,000      75,200,000
  Lehman Brothers Holdings, Inc...................        900,000      19,125,000
  Republic New York Corp..........................        225,000      13,978,125

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
  Salomon, Inc....................................        700,000  $   24,850,000
  Travelers Group, Inc............................        900,000      56,587,500
                                                                   --------------
                                                                      276,628,125
                                                                   --------------
FOREST PRODUCTS -- 6.6%
  Crown Vantage, Inc..............................         56,000         798,000
  Georgia-Pacific Corp............................        250,000      17,156,250
  International Paper Co..........................      1,325,400      50,199,525
  James River Corp. of Virginia...................        560,000      13,510,000
  Kimberly-Clark Corp.............................      1,610,676     133,283,438
  Mead Corp.......................................        173,500       9,065,375
  Rayonier, Inc...................................        125,000       4,171,875
  Temple Inland, Inc..............................        231,100      10,197,288
  Willamette Industries, Inc......................        214,100      12,043,125
                                                                   --------------
                                                                      250,424,876
                                                                   --------------
GAS PIPELINES -- 0.3%
  NorAm Energy Corp...............................      1,300,000      11,537,500
                                                                   --------------
HEALTHCARE -- 1.7%
  +Foundation Health Corp.........................      1,547,900      66,559,700
                                                                   --------------
HOSPITAL MANAGEMENT -- 1.8%
  +Tenet Healthcare Corp..........................      3,237,832      67,185,014
                                                                   --------------
HOUSING RELATED -- 0.5%
  Centex Corp.....................................        600,000      20,850,000
                                                                   --------------
INSURANCE -- 9.8%
  Alexander & Alexander Services, Inc.............      1,050,000      19,950,000
  American Financial Group, Inc...................        303,700       9,300,813
  American General Corp...........................      1,000,000      34,875,000
  Chubb Corp......................................        700,000      67,725,000
  Citizens Corp...................................        700,000      13,037,500
  Equitable Companies, Inc........................      1,800,000      43,200,000
  First Colony Corp...............................      1,253,600      31,810,100
  Old Republic International Corp.................      1,000,590      35,520,945
  Providian Corp..................................        340,500      13,875,375
  SAFECO Corp.....................................      1,600,000      55,200,000
  St. Paul Companies, Inc.........................        476,900      26,527,563
  Transport Holdings, Inc. (Class 'A' Stock)......          4,500         183,375
  Western National Corp...........................      1,624,300      26,191,837
                                                                   --------------
                                                                      377,397,508
                                                                   --------------
LODGING -- 2.5%
  Loews Corp......................................      1,200,000      94,050,000
                                                                   --------------
MACHINERY -- 0.2%
  +American Standard Companies....................        273,900       7,669,200
                                                                   --------------
MINERAL RESOURCES -- 1.1%
  +Amax Gold, Inc.................................        131,342         952,230
  Cyprus Amax Minerals Co.........................      1,533,200      40,054,850
  +Nord Resources Corp............................        130,500         293,625
                                                                   --------------
                                                                       41,300,705
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.8%
  American Water Works Co., Inc...................        135,000       5,248,125
  TRW, Inc........................................        309,000      23,947,500
  +Worldtex, Inc..................................        107,199         616,394
                                                                   --------------
                                                                       29,812,019
                                                                   --------------
PETROLEUM -- 3.6%
  Amerada Hess Corp...............................        325,000      17,225,000
  Atlantic Richfield Co...........................        250,000      27,687,500
  Elf Aquitaine, ADR..............................      1,924,433      70,722,913
  Occidental Petroleum Corp.......................      1,100,000      23,512,500
                                                                   --------------
                                                                      139,147,913
                                                                   --------------

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
PETROLEUM SERVICES -- 1.9%
  +B.J. Services Co...............................        500,000  $   14,500,000
  +Oryx Energy Co.................................      1,600,000      21,400,000
  Total SA, ADR...................................        738,365      25,104,410
  Union Texas Petroleum Holdings, Inc.............        504,500       9,774,688
                                                                   --------------
                                                                       70,779,098
                                                                   --------------
RAILROADS -- 0.6%
  Canadian National Railway.......................        192,300       2,884,500
  +Southern Pacific Rail Corp.....................        809,810      19,435,440
                                                                   --------------
                                                                       22,319,940
                                                                   --------------
RETAIL -- 6.6%
  Dayton-Hudson Corp..............................        119,600       8,970,000
  Dillard Department Stores, Inc. (Class 'A'
    Stock)........................................      1,991,700      56,763,450
  +Federated Department Stores, Inc...............        700,000      19,250,000
  +Gibson Greetings, Inc..........................        750,000      12,000,000
  K mart Corp.....................................      6,000,000      43,500,000
  Liz Claiborne, Inc..............................      1,200,000      33,300,000
  Petrie Stores Corp..............................        540,000       1,485,000
  TJX Companies, Inc..............................      1,790,600      33,797,574
  +Toys 'R' Us, Inc...............................        854,000      18,574,500
  +Waban, Inc.....................................      1,300,000      24,375,000
                                                                   --------------
                                                                      252,015,524
                                                                   --------------
STEEL -- 0.9%
  +Bethlehem Steel Corp...........................        500,000       7,000,000
  Birmingham Steel Corp...........................      1,468,400      21,842,450
  Carpenter Technology Corp.......................        100,000       4,112,500
                                                                   --------------
                                                                       32,954,950
                                                                   --------------
TELECOMMUNICATIONS -- 3.2%
  Sprint Corp.....................................      1,700,000      67,787,500
  Telefonica de Espana, SA, ADR...................      1,300,000      54,437,500
                                                                   --------------
                                                                      122,225,000
                                                                   --------------
TOBACCO -- 1.3%
  RJR Nabisco Holdings Corp.......................      1,600,000      49,400,000
                                                                   --------------
TRUCKING/SHIPPING -- 0.5%
  +OMI Corp.......................................      1,000,000       6,500,000
  Overseas Shipholding Group, Inc.................        600,000      11,400,000
                                                                   --------------
                                                                       17,900,000
                                                                   --------------
UTILITY - ELECTRIC -- 0.6%
  American Electric Power Co., Inc................        180,000       7,290,000
  General Public Utilities Corp...................        500,000      17,000,000
                                                                   --------------
                                                                       24,290,000
                                                                   --------------
TOTAL COMMON STOCKS
  (Cost $2,210,630,913)..........................................   3,010,731,386
                                                                   --------------

                                                                       MARKET
PREFERRED STOCKS -- 0.7%                               SHARES          VALUE
                                                    -------------  --------------
TOBACCO
  RJR Nabisco Holdings Corp. (Conv.)..............      4,000,000      25,500,000
                                                                   --------------
  (Cost $25,999,610)

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS -- 20.1%                        AMOUNT          VALUE
                                                    -------------  --------------
PROMISSORY NOTES -- 0.0%
  Federal Home Loan Banks,
    5.430%, 03/20/96..............................  $   1,550,000       1,531,764
                                                                   --------------

DECEMBER 31, 1995

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS (CONTINUED)                     AMOUNT          VALUE
                                                    -------------  --------------
REPURCHASE AGREEMENTS -- 20.1%
  Joint Repurchase Agreement Account,
    5.838%, 01/02/96 (see Note 4).................  $ 765,037,000  $  765,037,000
                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS.....................................     766,568,764
                                                                   --------------
-C-UNREALIZED DEPRECIATION ON FORWARD FOREIGN EXCHANGE
  CONTRACTS......................................................          (6,569)
                                                                   --------------
OTHER ASSETS -- 0.3%
  (net of liabilities)...........................................      11,010,546
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $3,813,804,127
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:

    ADR                 American Depository Receipt
    SA                  Sociedad Anonima (Spanish Corporation) or Societe
                        Anonyme (French Corporation)

+No dividend was paid on this security during the 12 months ending December
 31, 1995.

-C- Forward Foreign Exchange Contracts as of December 31, 1995 were as follows:

  FOREIGN
 CURRENCY    EXPIRATION                      UNREALIZED
 PURCHASED   DATE                          (DEPRECIATION)
        C$ 2,067,225            March 1996        $(6,569)
  Total (US $ Commitment -
        $1,521,305)                               $(6,569)

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 78 THROUGH 85.

                            GLOBAL EQUITY PORTFOLIO

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS -- 93.4%                                 SHARES          VALUE

                                                    -------------  --------------
AUSTRALIA -- 4.9%
  Brambles Industries, Ltd.
    (Miscellaneous - Basic Industry)..............        393,500  $    4,382,900
  Broken Hill Proprietary Co., Ltd.
    (Metals - Diversified)........................        428,331       6,043,085
  Coca-Cola Amatil, Ltd.
    (Foods).......................................      1,060,632       8,450,649
  Publishing and Broadcasting, Ltd.
    (Media).......................................        152,400         530,742
  Qantas Airways, Ltd.
    (Airlines)....................................        317,000         527,270
                                                                   --------------
                                                                       19,934,646
                                                                   --------------
BELGIUM -- 1.0%
  Bekaert, SA
    (Miscellaneous - Basic Industry)..............          4,900       4,036,694
                                                                   --------------
FEDERAL REPUBLIC OF GERMANY -- 2.4%
  Linde, AG
    (Machinery)...................................          8,040       4,684,636
  Siemens, AG
    (Electrical Equipment)........................          9,000       4,918,204
                                                                   --------------
                                                                        9,602,840
                                                                   --------------
FINLAND -- 0.7%
  Nokia Corp. (Class 'A' Stock)
    (Telecommunications)..........................         71,900       2,772,427
                                                                   --------------
FRANCE -- 5.7%
  Carrefour Supermarche, SA
    (Retail)......................................          9,400       5,691,919
  Imetal
    (Mineral Resources)...........................         29,552       3,523,473
  **Lafarge, SA
    (Construction)................................          1,210          77,806
  Lafarge, SA
    (Construction)................................         62,491       4,018,325
  Legrand, SA
    (Electrical Equipment)........................         26,900       4,144,788
  Plastic Omnium
    (Autos - Cars & Trucks).......................          7,265         497,511
  Valeo, SA
    (Autos - Cars & Trucks).......................        105,785       4,889,848
                                                                   --------------
                                                                       22,843,670
                                                                   --------------
HONG KONG -- 8.3%
  CDL Hotels International, Ltd.
    (Real Estate Development).....................      4,950,145       2,528,687
  Citic Pacific, Ltd.
    (Miscellaneous - Basic Industry)..............      1,870,000       6,396,573
  Guoco Group, Ltd.
    (Financial Services)..........................      1,553,000       7,531,523
  Henderson Land Development
    (Real Estate Development).....................        677,000       4,079,948
  Hung Hing Printing Group, Ltd.
    (Miscellaneous - Basic Industry)..............      3,452,000         830,355
  Hutchison Whampoa, Ltd.
    (Miscellaneous - Basic Industry)..............      1,051,000       6,388,231
  New World Development Co., Ltd.
    (Real Estate Development).....................      1,210,000       5,257,808
                                                                   --------------
                                                                       33,013,125
                                                                   --------------

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
INDONESIA -- 1.0%
  PT Kabelmetal Indonesia (Foreign)
    (Telecommunications)..........................        943,400  $      773,616
  Sampoerna H.M. (Foreign)
    (Tobacco).....................................        313,000       3,257,993
                                                                   --------------
                                                                        4,031,609
                                                                   --------------
ITALY -- 1.2%
  Telecom Italia Mobile SpA
    (Telecommunications)..........................      2,700,000       4,750,548
                                                                   --------------
JAPAN -- 16.9%
  Aiwa, Co.
    (Electronics).................................        127,000       2,970,904
  Daibiru Corp.
    (Real Estate Development).....................        177,000       2,001,837
  DDI Corp.
    (Telecommunications)..........................            540       4,175,930
  Keyence Corp.
    (Electrical Equipment)........................         31,800       3,657,999
  Mitsubishi Bank
    (Banks and Savings & Loans)...................         81,000       1,902,658
  Mitsui Fudosan
    (Real Estate Development).....................        400,000       4,910,585
  Nichiei Co., Ltd.
    (Financial Services)..........................         96,000       7,145,481
  Nintendo Corp. Ltd.
    (Other Technology)............................        129,000       9,788,787
  Nippon Television Network
    (Media).......................................         20,500       5,469,309
  Nissen Co., Ltd.
    (Retail)......................................          1,420          33,218
  Nomura Securities Co., Ltd
    (Financial Services)..........................        200,000       4,349,928
  Omron Corp.
    (Electronics).................................        178,000       4,095,118
  Onward Kashiyama Co., Ltd.
    (Textiles)....................................        100,000       1,623,973
  Rohm Co.
    (Electronics).................................         88,000       4,959,304
  Sanwa Bank, Ltd.
    (Banks and Savings & Loans)...................        102,000       2,070,565
  Sony Music Entertainment, Inc.
    (Leisure).....................................        117,600       6,138,618
  Sumitomo Bank
    (Banks and Savings & Loans)...................        102,000       2,159,304
                                                                   --------------
                                                                       67,453,518
                                                                   --------------
MALAYSIA -- 2.2%
  I.J.M. Corp. Berhad
    (Construction)................................      3,250,000       5,171,328
  Renong Berhad
    (Miscellaneous - Basic Industry)..............      2,428,000       3,595,620
                                                                   --------------
                                                                        8,766,948
                                                                   --------------
MEXICO -- 1.2%
  Apasco, SA de CV
    (Miscellaneous - Basic Industry)..............        469,700       1,926,349
  Cifra, SA de CV (Class 'B' Stock)
    (Retail)......................................      1,387,800       1,444,537
  Fomento Economico Mexicano, SA de CV (Class 'B'
    Stock)
    (Miscellaneous - Basic Industry)..............        665,100       1,496,799
                                                                   --------------
                                                                        4,867,685
                                                                   --------------

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
NETHERLANDS -- 2.5%
  Heineken, N.V.
    (Beverages)...................................         34,225  $    6,060,762
  Royal Dutch Petroleum
    (Petroleum)...................................         29,500       4,113,902
                                                                   --------------
                                                                       10,174,664
                                                                   --------------
NEW ZEALAND -- 0.4%
  Fletcher Challenge Forestry Division
    (Forest Products).............................        279,204         397,640
  Fletcher Challenge, Ltd.
    (Forest Products).............................        453,800       1,046,531
                                                                   --------------
                                                                        1,444,171
                                                                   --------------
REPUBLIC OF KOREA -- 0.9%
  Samsung Electronics (New Common 3)
    (Electronics).................................            587         106,315
  Samsung Electronics Co.
    (Electronics).................................         13,830       2,513,735
  Samsung Electronics Co. (New)
    (Electronics).................................          5,810       1,048,534
                                                                   --------------
                                                                        3,668,584
                                                                   --------------
SINGAPORE -- 3.9%
  Overseas Chinese Banking Corp., Ltd. (Foreign)
    (Banks and Savings & Loans)...................        330,000       4,129,958
  Overseas Union Bank, Ltd. (Foreign)
    (Banks and Savings & Loans)...................        925,000       6,376,830
  Sembawang Maritime, Ltd.
    (Trucking/Shipping)...........................        883,500       2,811,107
  Wing Tai Holdings, Ltd.
    (Miscellaneous - Basic Industry)..............      1,070,250       2,186,964
                                                                   --------------
                                                                       15,504,859
                                                                   --------------
SPAIN -- 2.2%
  Banco Popular Espanol, SA
    (Banks and Savings & Loans)...................         23,800       4,377,573
  Centros Commerciales Pryca, SA
    (Retail)......................................        116,762       2,443,317
  Dragados Y Construcciones, SA
    (Construction)................................        141,500       1,855,699
                                                                   --------------
                                                                        8,676,589
                                                                   --------------
SWEDEN -- 4.3%
  Astra, AB (Series 'B' Free)
    (Drugs and Hospital Supplies).................        181,350       7,173,439
  Autoliv, AB (Free)
    (Autos - Cars & Trucks).......................         60,000       3,501,363
  Hennes & Mauritz (Series 'B' Free)
    (Retail)......................................         71,000       3,951,065
  Mo Och Domsjo, AB (Series 'B' Free)
    (Forest Products).............................         64,700       2,753,879
                                                                   --------------
                                                                       17,379,746
                                                                   --------------
THAILAND -- 0.0%
  Land & House Public Co., Ltd. (Foreign)
    (Construction)................................          7,500         123,263
                                                                   --------------
UNITED KINGDOM -- 10.7%
  Bank of Ireland
    (Banks and Savings & Loans)...................        700,000       5,108,712
  Barclays, PLC
    (Banks and Savings & Loans)...................        294,000       3,369,141

DECEMBER 31, 1995

                                                                       MARKET
COMMON STOCKS (CONTINUED)                              SHARES          VALUE
                                                    -------------  --------------
  Britannic Assurance, PLC
    (Insurance)...................................         28,000  $      333,914
  British Sky Broadcasting Group, PLC
    (Media).......................................        738,900       4,664,033
  Carlton Communications
    (Communications)..............................        229,300       3,437,730
  Commercial Union, PLC
    (Insurance)...................................        324,000       3,159,513
  Guest Kean & Nettlefolds, PLC
    (Autos - Cars & Trucks).......................        536,170       6,485,678
  **Guest Kean & Nettlefolds, PLC
    (Autos - Cars & Trucks).......................         22,870         276,643
  J. Sainsbury, PLC
    (Retail)......................................        356,700       2,173,994
  Siebe, PLC
    (Machinery)...................................        596,340       7,347,784
  Vodafone Group, PLC
    (Telecommunications)..........................      1,790,700       6,423,183
                                                                   --------------
                                                                       42,780,325
                                                                   --------------
UNITED STATES -- 23.0%
  Gucci Group
    (Textiles)....................................        106,900       4,155,738
  Mattel, Inc.
    (Leisure).....................................        280,887       8,637,275
  McDonald's Corp.
    (Restaurants).................................        125,100       5,645,138
  MCI Communications Corp.
    (Telecommunications)..........................        251,800       6,578,275
  +Microsoft Corp.
    (Computer Services)...........................         95,700       8,397,675
  +Mirage Resorts, Inc.
    (Leisure).....................................        157,000       5,416,500
  Mobil Corp.
    (Petroleum)...................................         63,700       7,134,400
  Norwest Corp.
    (Banks and Savings & Loans)...................        203,600       6,718,800
  +Oracle Corp.
    (Computer Services)...........................        132,000       5,593,500
  **Qantas Airways, Ltd., ADR
    (Airlines)....................................         51,300         853,278
  SGS Thomson Microelectronics, N.V.
    (Electronics).................................         76,000       3,059,000
  +Silicon Graphics, Inc.
    (Computer Services)...........................        252,000       6,930,000
  Texas Instruments, Inc.
    (Electronics).................................         88,000       4,554,000
  Tiffany & Co.
    (Retail)......................................         72,000       3,627,000
  Time Warner, Inc.
    (Media).......................................        135,800       5,143,425
  +Viacom, Inc. (Class 'A' Stock)
    (Media).......................................        115,000       5,275,625
  Walt Disney Co.
    (Leisure).....................................         72,500       4,277,500
                                                                   --------------
                                                                       91,997,129
                                                                   --------------
TOTAL COMMON STOCKS
  (Cost $331,329,354)............................................     373,823,040
                                                                   --------------

DECEMBER 31, 1995

                                                                       MARKET
RIGHTS AND WARRANTS -- 1.0%                            SHARES          VALUE
                                                    -------------  --------------
FRANCE -- 0.0%
  **Lafarge (Warrants), Expire 04/01/96,
    (Construction)................................          1,000  $          428
                                                                   --------------
SINGAPORE -- 0.5%
  United Overseas Bank Ltd. (Warrants), Expire
    06/17/97,
    (Banks and Savings & Loans)...................        510,800       2,058,658
                                                                   --------------
SWITZERLAND -- 0.1%
  \Nitori Co., Ltd. (Warrants), Expire 02/06/98,
    (Furniture)...................................          2,232         216,624
                                                                   --------------
UNITED STATES -- 0.4%
  #Onward Kashiyama Co., Ltd. (Warrants), Expire
    03/26/96,
    (Textiles)....................................            580       1,634,875
                                                                   --------------
TOTAL RIGHTS AND WARRANTS
  (Cost $3,712,601)..............................................       3,910,585
                                                                   --------------

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS -- 0.8%                         AMOUNT          VALUE
                                                    -------------  --------------
UNITED STATES
  )Triparty Repo,
    5.900%, 1/2/96................................  $   3,163,000  $    3,163,000
                                                                   --------------
OTHER ASSETS -- 4.8%
  (net of liabilities)...........................................      19,202,909
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  400,099,534
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:

    AB                  Akiteboiag (Swedish Stock Company)
    ADR                 American Depository Receipt
    AG                  Aktiengesellschaft (West German Stock Company)
    N.V.                Naamloze Vennootschap (Dutch Corporation)
    PLC                 Public Limited Company (British Corporation)
    SA                  Sociedad Anonima (Spanish Corporation) or Societe
                        Anonyme (French Corporation)

#These are American warrants with an underlying Japanese security.

\These are Swiss warrants with an underlying Japanese security.

**Indicates a restricted security; the aggregate cost of the restricted securities is $1,003,876. The aggregate value, $1,208,155 is approximately .30% of net assets. (See Note 2)

+No dividend was paid on this security during the 12 months ending December
 31, 1995.

)Triparty Repo, 5.900%, entered 12/29/95; maturing 01/02/96 in the amount of $3,163,000; Collateralized by $3,174,000 United States Treasury Notes, 6.1250%, 05/31/97.

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 78 THROUGH 85.

          NOTES TO THE FINANCIAL STATEMENTS OF THE BOND, COMMON STOCK,
        AGGRESSIVELY MANAGED FLEXIBLE, CONSERVATIVELY MANAGED FLEXIBLE,
       STOCK INDEX, GLOBAL EQUITY AND GOVERNMENT SECURITIES PORTFOLIOS OF
                        THE PRUDENTIAL SERIES FUND, INC.
          FOR THE YEARS ENDED DECEMBER 31, 1995 AND DECEMBER 31, 1994

NOTE 1:  GENERAL

The Prudential Series Fund, Inc. ("Series Fund"), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of sixteen Portfolios, each with a separate series of capital stock. The Bond, Common Stock, Aggressively Managed Flexible, Conservatively Managed Flexible, Stock Index, Global Equity, and Government Securities portfolios presented herein are available only for investment by VCA-24 and other various separate accounts of The Prudential Insurance Company of America ("The Prudential"), Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (together referred to as the "Companies") to fund benefits under certain variable life insurance and variable annuity contracts issued by the Companies.

The shareholders of Pruco Life Series Fund, Inc. ("Pruco Fund") and the Series Fund approved the merger of the Pruco Fund into the Series Fund as of November 1, 1986. The merger combined five portfolios with identical investment strategies (Money Market, Bond, Common Stock, Aggressively Managed Flexible and Conservatively Managed Flexible) of the Pruco Fund with their counterpart in the Series Fund. The merger was effected by converting the net assets of the Pruco Fund at the merger date into shares of the Series Fund at the share price of that day and was accounted for as a pooling of interest.

NOTE 2:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITIES VALUATION: Equity securities are valued at market. Securities traded on a national securities exchange are valued at the last sales price on such exchange as of the close of the New York Stock Exchange or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices. For any securities not traded on a national securities exchange but traded in the over-the-counter market, the securities are valued at the mean between the most recently quoted bid and asked prices, except that securities for which quotations are furnished through a nationwide automated quotation system approved by the National Association of Securities Dealers, Inc.
("NASDAQ") are valued at the last sales price or if there was no sale on such day, at the mean between the most recently quoted bid and asked prices.
Convertible debt securities are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. High yield bonds are valued either by quotes received from principal market makers or by an independent pricing service which determines prices by analysis of quality, coupon, maturity and other adjustment factors. Long-term bonds are valued at market, based on valuation prices by an independent pricing service which determines prices by analysis of quality, coupon, maturity and other adjustment factors. Short-term investments are valued at amortized cost, which with accrued interest approximates market value. Amortized cost is computed using the cost on the date of purchase adjusted for constant amortization of discount or premium to maturity. The interest rates shown for Commercial Paper, Promissory Notes, and certain U.S. Government Agency Obligations on the Schedules of Investments are the discount rates paid at the time of purchase. Any security for which a quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Series Fund's Board of Directors.

The ability of issuers of debt securities held by specific Portfolios of the Series Fund to meet their obligations may be affected by economic developments in a specific country or industry.

The portfolios of the Fund may invest up to 15% of their total assets in securities which are subject to legal or contractual restrictions on resale or for which no readily available market exists ("restricted securities"). Restricted securities are valued pursuant to the valuation procedures noted above.

ACCOUNTING ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DERIVATIVE FINANCIAL INSTRUMENTS: The Series Fund may engage in various portfolio strategies to seek increased returns by hedging the portfolios against adverse movements in the equity, debt, and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

OPTION WRITING: When the Series Fund sells an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are treated on the expiration date as gains from the sale of securities. As to options which are closed, the difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a loss. If a call option is exercised, the premium is added to the proceeds from the sale in determining whether a gain or loss has been realized.

The Series Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts reflect the extent of the Series Fund's involvement in these financial instruments. Risks arise from the possible movements in foreign exchange rates and securities values underlying these instruments.

STOCK INDEX FUTURES: Portfolios of the Fund may attempt to reduce the risk of investment in equity securities by hedging a portion of their equity portfolios through the use of stock index futures traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Upon entering into a futures contract, a Portfolio is required to pledge to the broker liquid assets equal to the minimum "initial margin," approximately 5% of the contract amount. The Portfolio further agrees to receive or pay to the broker an amount of cash equal to the futures contract's daily fluctuation in value. These receipts or payments are known as the "variation margin" and are recorded as unrealized gains or losses. When a futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

FOREIGN CURRENCY TRANSACTIONS:   The books  and records of  the Series Fund  are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the mid daily rate of exchange as reported by a major New York City bank;

(ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

Since the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, it is not practical to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from change in the market prices of securities held at the end of the fiscal period. Similarly, it is not practical to isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equities sold during the fiscal year.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of government supervision and regulation of foreign security markets.

The Global Equity Portfolio may invest up to 100% of its total assets in common stock and convertible securities denominated in a foreign currency and issued by foreign or domestic issuers. The Bond Portfolio may invest up to 20% of its assets in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. In addition, the bond components of the Conservatively Managed Flexible and Aggressively Managed Flexible Portfolios may each invest up to 20% of their assets in such securities. Further, the Aggressively Managed Flexible Portfolio may invest up to 30% of its total assets in debt and equity securities denominated in a foreign currency and issued by foreign or domestic issuers. In addition, the Common Stock Portfolio may invest up to 30% of its total assets in non-United States currency denominated common stock and fixed-income securities convertible into common stock of foreign and U.S. issuers.

Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses from holding of foreign currencies; currency gains or losses realized between the trade and settlement dates on security transactions; and the difference between the amounts of the dividends and foreign taxes recorded on the Series Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at fiscal period end exchange rates are reflected as a component of unrealized loss on foreign currencies.

FORWARD FOREIGN EXCHANGE CONTRACTS: The Series Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series Fund's records. However, the effect on operations is recorded from the date the Series Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily on both long-term bonds, and short-term investments. Interest income also includes net amortization from the purchase of fixed-income securities. Long-term security and option transactions are recorded on the first business day following the trade date, except that transactions on the last business day of the reporting cycle are recorded on that date. Short-term security and futures transactions are recorded on trade date. Realized gains and losses from security transactions are determined and accounted for on the basis of identified cost.

DISTRIBUTIONS AND TAXES: The Portfolios of the Series Fund intend to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Series Fund of Federal income taxes. To so qualify, the Series Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carry forward. As of December 31, 1995, (based on an October 31 measurement period) the Government Portfolio had a net capital loss carry forward of $22,539,392 ($6,229,349 expiring in 2002, $16,310,043 expiring in 2003). These amounts will be available to offset any future taxable gains.

EXPENSES: Each Portfolio pays for certain expenses incurred in its individual operation, and also pays a portion of the Series Fund's general administrative expenses allocated on the basis of the asset size of the respective Portfolios.

The Series Fund has an arrangement with Chemical Banking Corporation, a custodian bank. On a daily basis, cash funds which are not invested earn a credit which is used to offset custody charges on a Portfolio basis, exclusive of the Global Equity Portfolio, for which Brown Brothers Harriman & Co. is the custodian bank. For the year ended December 31, 1995, the total of the credits used was:

Aggressively Managed Flexible Portfolio........................  $   3,202
Government Securities Portfolio................................      1,612
Stock Index Portfolio..........................................        170

NOTE 3:  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGEMENT AND ACCOUNTING FEES: Pursuant to an investment advisory agreement (the "Agreement"), The Prudential receives an investment management fee, calculated daily, at an effective annual rate of 0.35% of the average daily net assets of the Stock Index Portfolio: 0.40% of the average daily net assets of the Bond and Government Securities Portfolios; 0.45% of average daily net assets of the Common Stock Portfolio; 0.55% of the average daily net assets of the Conservatively Managed Flexible Portfolio; 0.60% of the average daily net assets of the Aggressively Managed Flexible Portfolio; and 0.75% of the average daily net assets of the Global Equity Portfolio. Under the Agreement, The Prudential has agreed to refund to a portfolio (other than the Global Equity Portfolio), the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes and brokerage commissions) exceeds 0.75% of the Portfolio's average daily net assets.

DIRECTORS' EXPENSES: The Series Fund pays for the fees and expenses of those members of the Series Fund's Board of Directors who are not officers or employees of The Prudential or its affiliates.

BROKERAGE COMMISSIONS: For the year ended December 31, 1995, Prudential Securities Inc., an indirect, wholly-owned subsidiary of The Prudential, earned $899,739 in brokerage commissions from Portfolio transactions executed on behalf of the Series Fund.

OTHER TRANSACTIONS WITH AFFILIATES: As of December 31, 1995, The Prudential had investments of $560,555 in the Global Equity Portfolio.

NOTE 4:  JOINT REPURCHASE AGREEMENT ACCOUNT

The Portfolios of the Series Fund transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government obligations. The Series Fund's undivided investment in the joint repurchase agreement account represented, in principal, $1,312,614,000 as of December 31, 1995. The Portfolios of the Series Fund with cash invested in the joint account had the following percentage participation in the account:

Common Stock Portfolio........................................      58.28%
Aggressively Managed Flexible Portfolio.......................      25.57%
Conservatively Managed Flexible Portfolio.....................       3.29%
Stock Index Portfolio.........................................       3.19%
Government Securities Portfolio...............................       1.52%
Bond Portfolio................................................        .78%
All other portfolios (currently not available to VCA-24)......       7.37%
                                                                ----------
                                                                   100.00%

As of such date, each repurchase agreement in the joint account and the collateral thereof were as follows:

Bear Stearns Repurchase Agreement, dated 12/29/95, in the principal amount of $43,000,000, repurchase price $43,027,710, due 1/2/96; collateralized by $5,190,000 U.S. Treasury Notes, 6.25%, due 8/31/00; $38,036,000 U.S. Treasury
Notes, 5.50%, due 4/30/96.

Goldman Sachs Repurchase Agreement, dated 12/29/95, in the principal amount of $418,000,000, repurchase price $418,270,770, due 1/2/96; collateralized by $339,980,000 U.S. Treasury Bonds, 7.875%, due 2/15/21.

J.P. Morgan Securities Repurchase Agreement, dated 12/29/95, in the principal amount of $300,000,000, repurchase price $300,193,333, due 1/2/96;
collateralized by $50,000,000 U.S. Treasury Notes, 7.625%, due 4/30/96; $53,212,000 U.S. Treasury Notes, 7.0%, due 4/15/99; $51,060,000 U.S. Treasury
Notes, 5.125%,  due  11/30/98;  $49,755,000 U.S.  Treasury  Notes,  6.875%,  due
7/31/99;  $37,947,000 U.S. Treasury Notes, 6.125%, due 5/31/00; $52,695,000 U.S.
Treasury Notes, 6.0%, due 8/31/97.

Morgan Stanley and Company Repurchase Agreement, dated 12/29/95, in the principal amount of $418,000,000, repurchase price $418,273,552, due 1/2/96; collateralized by $300,000,000 U.S. Treasury Notes, 6.75%, due 4/30/00; $108,300,000 U.S. Treasury Notes, 5.125%, due 11/30/98.

Salomon Brothers Repurchase Agreement, dated 12/29/95, in the principal amount of $75,000,000, repurchase price $75,048,748, due 1/2/96; collateralized by $8,717,000 U.S. Treasury Notes, 7.25%, due 11/30/96; $26,000,000 U.S. Treasury
Notes, 6.125%, due 5/15/98; $40,000,000 U.S. Treasury Notes, 5.75%, due 9/30/97.

Smith Barney Repurchase Agreement,  dated 12/29/95, in  the principal amount  of
$58,614,000,   repurchase  price  $58,651,447,  due  1/2/96;  collateralized  by
$62,440,000 U.S. Treasury Bills, 5.75%, due 10/17/96.

NOTE 5:  PURCHASE AND SALE OF SECURITIES

The aggregate cost of purchase and the proceeds from the sales of securities (excluding short-term issues) for the year ended December 31, 1995 were as follows:

Cost of Purchases:

                                                         CONSERVATIVELY AGGRESSIVELY
                                           GOVERNMENT       MANAGED        MANAGED         STOCK         COMMON         GLOBAL
                               BOND        SECURITIES      FLEXIBLE       FLEXIBLE         INDEX          STOCK         EQUITY
                           -------------  -------------  -------------  -------------  -------------  -------------  -------------
Debt Securities..........  1$,152,659,582  $885,113,323  4$,882,722,531 4$,212,735,834  $          0   $          0   $          0
Equity Securities........   $          0   $          0   $480,812,048  1$,827,087,395  $131,109,105   $486,698,253   $224,358,200

Proceeds From Sales:

                                                         CONSERVATIVELY AGGRESSIVELY
                                           GOVERNMENT       MANAGED        MANAGED         STOCK         COMMON         GLOBAL
                               BOND        SECURITIES      FLEXIBLE       FLEXIBLE         INDEX          STOCK         EQUITY
                           -------------  -------------  -------------  -------------  -------------  -------------  -------------
Debt Securities..........  1$,109,474,697  $888,238,284  4$,679,687,138 4$,084,931,841  $          0   $          0   $          0
Equity Securities........   $          0   $          0   $428,286,138  1$,842,532,499  $  9,292,175   $560,871,071   $209,264,836

The federal income tax basis and unrealized appreciation/depreciation of the Fund's investments as of December 31, 1995 were as follows:

                                                            CONSERVATIVELY AGGRESSIVELY
                                               GOVERNMENT     MANAGED       MANAGED        STOCK        COMMON        GLOBAL
                                     BOND      SECURITIES     FLEXIBLE      FLEXIBLE       INDEX         STOCK        EQUITY
                                  -----------  -----------  ------------  ------------  -----------  -------------  -----------
Gross Unrealized Appreciation...  $34,614,448  $37,434,616  $378,149,704  $568,373,680  $319,972,806 $ 895,616,406  $52,646,874
Gross Unrealized Depreciation...   (1,351,508)     (13,989) (88,299,605)  (27,642,238)  (12,254,834)   (96,015,544)  (9,955,204)
Total Net Unrealized............   33,262,940   37,420,627   289,850,099   540,731,442  307,717,972    799,600,862   42,691,670
Tax Basis.......................  $610,310,688 $457,607,665 $3,622,931,201 $3,687,627,278 $726,828,799 $3,003,199,288 $338,204,955

NOTE 6:  FINANCIAL HIGHLIGHTS

The  following average  per share data,  ratios and  supplemental information by
Portfolio  have  been  derived  from  information  provided  in  the   financial
statements.

                                                                            BOND
                           -------------------------------------------------------------------------------------------------------
                           01/01/95   01/01/94  01/01/93  01/01/92  01/01/91   01/01/90  01/01/89  01/01/88   01/01/87   01/01/86
                              TO         TO        TO        TO        TO         TO        TO        TO         TO         TO
                           12/31/95   12/31/94  12/31/93  12/31/92  12/31/91   12/31/90  12/31/89  12/31/88   12/31/87   12/31/86*
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Net Asset Value at
  beginning of year......  $10.038    $11.103   $10.829   $11.002   $10.332    $10.321   $ 9.942   $10.038    $ 11.048   $ 10.967
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Income From Investment
  Operations:
Net investment income....    0.763      0.682     0.686     0.761     0.797      0.825     0.886     0.875       0.859      0.904
Net realized gains
  (losses) and unrealized
  appreciation
  (depreciation) on
  investments............    1.293     (1.040)    0.398     0.013     0.842     (0.004)    0.424    (0.069)     (0.821)     0.607
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total from investment
    operations...........    2.056     (0.358)    1.084     0.774     1.639      0.821     1.310     0.806       0.038      1.511
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Distributions to
  Shareholders:
Distributions from net
  investment income......   (0.755)    (0.683)   (0.657)   (0.728)   (0.779)    (0.810)   (0.854)   (0.902)     (0.990)    (0.909)
Distributions from net
  realized gains.........   (0.026)    (0.024)   (0.153)   (0.219)   (0.190)         0    (0.077)        0      (0.058)    (0.521)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total
    distributions........   (0.781)    (0.707)   (0.810)   (0.947)   (0.969)    (0.810)   (0.931)   (0.902)     (1.048)    (1.430)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Net increase (decrease)
  in Net Asset Value.....    1.275     (1.065)    0.274    (0.173)    0.670      0.011     0.379    (0.096)     (1.010)     0.081
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Net Asset Value at end of
  year...................  $11.313    $10.038   $11.103   $10.829   $11.002    $10.332   $10.321   $ 9.942    $ 10.038   $ 11.048
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Total Investment Rate of
  Return:**..............    20.73 %    (3.23 %)   10.13 %    7.19 %   16.44 %    8.32 %   13.49 %    8.19 %      0.29 %    14.45 %
Ratios/Supplemental Data:
Net assets at end of year
  (in millions)..........   $655.8     $541.6    $576.2    $428.8    $318.7     $227.7    $191.1    $148.8      $139.5     $110.1
Ratio of expenses net of
  reimbursement to
  average net assets.....     0.44 %     0.45 %    0.46 %    0.47 %    0.49 %     0.47 %    0.53 %    0.53 %      0.53 %     0.51 %
Ratio of net investment
  income to average net
  assets.................     7.00 %     6.41 %    6.05 %    6.89 %    7.43 %     8.06 %    8.56 %    8.52 %      8.15 %     8.11 %
Portfolio turnover
  rate...................   199.09 %    31.57 %   41.12 %   60.53 %  131.01 %    42.10 %  272.85 %  222.20 %    238.41 %   246.82 %
Number of shares
  outstanding at end of
  period (in millions)...     58.0       54.0      51.9      39.6      29.0       22.0      18.5      15.0        13.9       10.0

  All calculations are based on average month-end shares outstanding, where applicable.

 *The per share information of the Portfolios of The Prudential Series Fund, Inc. has not been restated to reflect the operations of the Pruco Life Series Fund, Inc. prior to the November 1, 1986 merger.

**Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

                                                    GOVERNMENT SECURITIES
                           -----------------------------------------------------------------------
                           01/01/95   01/01/94  01/01/93   01/01/92  01/01/91   01/01/90  05/01/89
                              TO         TO        TO         TO        TO         TO        TO
                           12/31/95   12/31/94  12/31/93   12/31/92  12/31/91   12/31/90  12/31/89
                           --------   --------  --------   --------  --------   --------  --------
Net Asset Value at
  beginning of year......  $10.461    $11.784   $11.094    $11.133   $10.146    $10.324   $10.017
                           --------   --------  --------   --------  --------   --------  --------
Income From Investment
  Operations:
Net investment income....    0.741      0.703     0.700      0.731     0.736      0.791     0.545
Net realized gains
  (losses) and unrealized
  appreciation
  (depreciation) on
  investments............    1.275     (1.311)    0.678     (0.092)    0.847     (0.177)    0.613
                           --------   --------  --------   --------  --------   --------  --------
    Total from investment
    operations...........    2.016     (0.608)    1.378      0.639     1.583      0.614     1.158
                           --------   --------  --------   --------  --------   --------  --------
Distributions to
  Shareholders:
Distributions from net
  investment income......   (0.758)    (0.723)   (0.642)    (0.593)   (0.596)    (0.769)   (0.489)
Distributions from net
  realized gains.........    0.000      0.008    (0.046)    (0.085)    0.000     (0.023)   (0.362)
                           --------   --------  --------   --------  --------   --------  --------
    Total
    distributions........   (0.758)    (0.715)   (0.688)    (0.678)   (0.596)    (0.792)   (0.851)
                           --------   --------  --------   --------  --------   --------  --------
Net increase (decrease)
  in Net Asset Value.....    1.258     (1.323)    0.690     (0.039)    0.987     (0.178)    0.307
                           --------   --------  --------   --------  --------   --------  --------
Net Asset Value at end of
  year...................  $11.719    $10.461   $11.784    $11.094   $11.133    $10.146   $10.324
                           --------   --------  --------   --------  --------   --------  --------
                           --------   --------  --------   --------  --------   --------  --------
Total Investment Rate of
  Return:**..............    19.48 %    (5.16 %)   12.56 %    5.85 %   16.11 %     6.34 %   11.60 %
Ratios/Supplemental Data:
Net assets at end of year
  (in millions)..........   $501.8     $487.6    $540.1     $315.5     $95.0      $23.7     $17.0
Ratio of expenses net of
  reimbursement to
  average net assets.....     0.45 %     0.45 %    0.46 %     0.53 %    0.58 %     0.74 %    0.50 %
Ratio of net investment
  income to average net
  assets.................     6.55 %     6.30 %    5.91 %     6.58 %    6.97 %     7.86 %    5.06 %
Portfolio turnover
  rate...................   195.49 %    34.19 %   18.59 %    80.71 %  127.18 %   379.45 %  208.86 %
Number of shares
  outstanding at end of
  period (in millions)...     42.8       46.6      45.8       28.3       8.5        2.3       1.6

                                                              CONSERVATIVELY MANAGED FLEXIBLE
                           -----------------------------------------------------------------------------------------------------
                           01/01/95   01/01/94  01/01/93  01/01/92  01/01/91  01/01/90  01/01/89  01/01/88  01/01/87   01/01/86
                              TO         TO        TO        TO        TO        TO        TO        TO        TO         TO
                           12/31/95   12/31/94  12/31/93  12/31/92  12/31/91  12/31/90  12/31/89  12/31/88  12/31/87   12/31/86*
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
Net Asset Value at
  beginning of year......  $14.095    $14.905   $14.243   $14.318   $13.060   $13.361   $12.295   $11.889   $ 12.571   $ 12.173
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
Income From Investment
  Operations:
Net investment income....    0.635      0.528     0.486     0.558     0.687     0.821     0.891     0.773      0.656      0.652
Net realized gains
  (losses) and unrealized
  appreciation
  (depreciation) on
  investmentss...........    1.775     (0.679)    1.229     0.410     1.738    (0.143)    1.155     0.424     (0.399)     1.046
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
    Total from investment
    operations...........    2.410     (0.151)    1.715     0.968     2.425     0.678     2.046     1.197      0.257      1.698
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
Distributions to
  Shareholders:
Distributions from net
  investment income......   (0.643)    (0.505)   (0.468)   (0.533)   (0.668)   (0.812)   (0.887)   (0.791)    (0.709)    (0.517)
Distributions from net
  realized gains.........   (0.553)    (0.154)   (0.585)   (0.510)   (0.499)   (0.167)   (0.093)    0.000     (0.230)    (0.783)
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
    Total
    distributions........   (1.196)    (0.659)   (1.053)   (1.043)   (1.167)   (0.979)   (0.980)   (0.791)    (0.939)    (1.300)
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
Net increase (decrease)
  in Net Asset Value.....    1.214     (0.810)    0.662    (0.075)    1.258    (0.301)    1.066     0.406     (0.682)     0.398
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
Net Asset Value at end of
  year...................  $15.309    $14.095   $14.905   $14.243   $14.318   $13.060   $13.361   $12.295   $ 11.889   $ 12.571
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
Total Investment Rate of
  Return:**..............    17.27 %    (0.97 %)   12.20 %    6.95 %   19.07 %    5.27 %   16.99 %   10.19 %     1.54 %    14.17 %
Ratios/Supplemental Data:
Net assets at end of year
  (in millions)..........  $3,940.8   $3,501.1  $3,103.2  $2,114.0  $1,500.0  $1,100.2   $976.0    $815.6     $803.9     $375.4
Ratio of expenses net of
  reimbursement to
  average net assets.....     0.58 %     0.61 %    0.60 %    0.62 %    0.63 %    0.65 %    0.64 %    0.65 %     0.66 %     0.64 %
Ratio of net investment
  income to average net
  assets.................     4.19 %     3.61 %    3.22 %    3.88 %    4.89 %    6.21 %    6.81 %    6.22 %     5.05 %     5.10 %
Portfolio turnover
  rate...................   200.68 %   125.18 %   79.46 %   62.07 %  115.35 %   44.04 %  153.92 %  110.67 %   140.69 %   207.78 %
Number of shares
  outstanding at end of
  period (in millions)...    257.4      248.4     208.2     148.4     104.8      84.2      73.0      66.3       67.6       29.9

  All calculations are based on average month-end shares outstanding, where applicable.

 *The per share information of the Portfolios of The Prudential Series Fund, Inc. has not been restated to reflect the operations of the Pruco Life Series Fund, Inc. prior to the November 1, 1986 merger.

**Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

                                                               AGGRESSIVELY MANAGED FLEXIBLE
                           -----------------------------------------------------------------------------------------------------
                           01/01/95   01/01/94  01/01/93  01/01/92  01/01/91  01/01/90  01/01/89  01/01/88  01/01/87   01/01/86
                              TO         TO        TO        TO        TO        TO        TO        TO        TO         TO
                           12/31/95   12/31/94  12/31/93  12/31/92  12/31/91  12/31/90  12/31/89  12/31/88  12/31/87   12/31/86*
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
Net Asset Value at
  beginning of year......  $15.496    $16.957   $16.005   $16.288   $13.996   $14.446   $13.123   $12.326   $ 13.555   $ 12.810
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
Income From Investment
  Operations:
Net investment income....    0.564      0.473     0.566     0.583     0.650     0.715     0.813     0.724      0.577      0.611
Net realized gains
  (losses) and unrealized
  appreciation
  (depreciation) on
  investments............    3.149     (1.021)    1.882     0.607     2.809    (0.466)    1.989     0.840     (0.753)     1.342
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
    Total from investment
    operations...........    3.713     (0.548)    2.448     1.190     3.459     0.249     2.802     1.564     (0.176)     1.953
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
Distributions to
  Shareholders:
Distributions from net
  investment income......   (0.560)    (0.451)   (0.567)   (0.559)   (0.654)   (0.699)   (0.813)   (0.767)    (0.673)    (0.456)
Distributions from net
  realized gains.........   (0.790)    (0.462)   (0.929)   (0.914)   (0.513)    0.000    (0.666)    0.000     (0.380)    (0.752)
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
    Total
    distributions........   (1.350)    (0.913)   (1.496)   (1.473)   (1.167)   (0.699)   (1.479)   (0.767)    (1.053)    (1.208)
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
Net increase (decrease)
  in Net Asset Value.....    2.363     (1.461)    0.952    (0.283)    2.292    (0.450)    1.323     0.797     (1.229)     0.745
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
Net Asset Value at end of
  year...................  $17.859    $15.496   $16.957   $16.005   $16.288   $13.996   $14.446   $13.123   $ 12.326   $ 13.555
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
Total Investment Rate of
  Return:**..............    24.13 %    (3.16 %)   15.58 %    7.61 %   25.43 %    1.91 %   21.77 %   12.83 %    (1.83 %)    15.48 %
Ratios/Supplemental Data:
Net assets at end of year
  (in millions)..........  $4,261.2   $3,481.5  $3,292.2  $2,435.6  $1,990.7  $1,507.8  $1,386.5  $1,103.9  $1,062.4     $593.6
Ratio of expenses net of
  reimbursement to
  average net assets.....     0.63 %     0.66 %    0.66 %    0.67 %    0.67 %    0.69 %    0.69 %    0.70 %     0.71 %     0.67 %
Ratio of net investment
  income to average net
  assets.................     3.30 %     2.90 %    3.30 %    3.63 %    4.23 %    5.13 %    5.66 %    5.52 %     4.09 %     4.43 %
Portfolio turnover
  rate...................   173.30 %   123.63 %   62.99 %   59.03 %   93.13 %   51.87 %  141.04 %  128.45 %   123.83 %   133.76 %
Number of shares
  outstanding at end of
  period (in millions)...    238.6      224.7     194.1     152.2     122.2     107.7      96.0      84.1       86.2       43.8

                                                                   STOCK INDEX
                           -------------------------------------------------------------------------------------------
                           01/01/95   01/01/94  01/01/93  01/01/92  01/01/91  01/01/90  01/01/89  01/01/88   10/19/87
                              TO         TO        TO        TO        TO        TO        TO        TO         TO
                           12/31/95   12/31/94  12/31/93  12/31/92  12/31/91  12/31/90  12/31/89  12/31/88   12/31/87
                           --------   --------  --------  --------  --------  --------  --------  --------   ---------
Net Asset Value at
  beginning of year......  $14.957    $15.202   $14.218   $13.605   $10.760   $11.732   $ 9.454   $ 8.531    $  8.071
                           --------   --------  --------  --------  --------  --------  --------  --------   ---------
Income From Investment
  Operations:
Net investment income....    0.403      0.377     0.361     0.350     0.351     0.357     0.326     0.357       0.047
Net realized gains
  (losses) and unrealized
  appreciation
  (depreciation) on
  investments............    5.126     (0.231)    1.002     0.600     2.814    (0.792)    2.570     0.951       0.548
                           --------   --------  --------  --------  --------  --------  --------  --------   ---------
    Total from investment
    operations...........    5.529      0.146     1.363     0.950     3.165    (0.435)    2.896     1.308       0.595
                           --------   --------  --------  --------  --------  --------  --------  --------   ---------
Distributions to
  Shareholders:
Distributions from net
  investment income......   (0.384)    (0.368)   (0.346)   (0.329)   (0.307)   (0.309)   (0.354)   (0.385)     (0.135)
Distributions from net
  realized gains.........   (0.146)    (0.023)   (0.033)   (0.008)   (0.013)   (0.228)   (0.264)    0.000       0.000
                           --------   --------  --------  --------  --------  --------  --------  --------   ---------
    Total
    distributions........   (0.530)    (0.391)   (0.379)   (0.337)   (0.320)   (0.537)   (0.618)   (0.385)     (0.135)
                           --------   --------  --------  --------  --------  --------  --------  --------   ---------
Net increase (decrease)
  in Net Asset Value.....    4.999     (0.245)    0.984     0.613     2.845    (0.972)    2.278     0.923       0.460
                           --------   --------  --------  --------  --------  --------  --------  --------   ---------
Net Asset Value at end of
  year...................  $19.956    $14.957   $15.202   $14.218   $13.605   $10.760   $11.732   $ 9.454    $  8.531
                           --------   --------  --------  --------  --------  --------  --------  --------   ---------
                           --------   --------  --------  --------  --------  --------  --------  --------   ---------
Total Investment Rate of
  Return:**..............    37.06 %     1.01 %    9.66 %    7.13 %   29.72 %   (3.63 %)   30.93 %   15.44 %     7.35 %
Ratios/Supplemental Data:
Net assets at end of year
  (in millions)..........  $1,031.3    $664.5    $615.1    $433.5    $236.9    $104.5     $53.8     $36.0       $24.5
Ratio of expenses net of
  reimbursement to
  average net assets.....     0.38 %     0.42 %    0.42 %    0.46 %    0.47 %    0.60 %    0.69 %    0.78 %      0.45 %
Ratio of net investment
  income to average net
  assets.................     2.27 %     2.50 %    2.43 %    2.56 %    2.82 %    3.23 %    2.95 %    3.87 %      0.53 %
Portfolio turnover
  rate...................     1.16 %     1.74 %    0.60 %    0.43 %    1.10 %   17.80 %   14.54 %   15.62 %      0.47 %
Number of shares
  outstanding at end of
  period (in millions)...     51.7       44.4      40.5      30.5      17.4       9.7       4.6       3.8         2.9

  All calculations are based on average month-end shares outstanding, where applicable.

 *The per share information of the Portfolios of The Prudential Series Fund, Inc. has not been restated to reflect the operations of the Pruco Life Series Fund, Inc. prior to the November 1, 1986 merger.

**Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

                                                                       COMMON STOCK
                           -----------------------------------------------------------------------------------------------------
                           01/01/95   01/01/94  01/01/93  01/01/92  01/01/91  01/01/90  01/01/89  01/01/88  01/01/87   01/01/86
                              TO         TO        TO        TO        TO        TO        TO        TO        TO         TO
                           12/31/95   12/31/94  12/31/93  12/31/92  12/31/91  12/31/90  12/31/89  12/31/88  12/31/87   12/31/86*
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
Net Asset Value at
  beginning of year......  $20.662    $21.487   $18.903   $17.905   $15.449   $18.539   $15.463   $13.620   $ 14.815   $ 14.634
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
Income From Investment
  Operations:
Net investment income....    0.546      0.512     0.417     0.444     0.482     0.577     0.474     0.402      0.393      0.448
Net realized gains
  (losses) and unrealized
  appreciation
  (depreciation) on
  investments............    5.891      0.054     3.666     2.050     3.414    (1.573)    4.064     1.909     (0.065)     1.765
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
    Total from investment
    operations...........    6.437      0.566     4.083     2.494     3.896    (0.996)    4.538     2.311      0.328      2.213
Distributions to
  Shareholders:
Distributions from net
  investment income......   (0.515)    (0.487)   (0.404)   (0.439)   (0.478)   (0.563)   (0.503)   (0.468)    (0.496)    (0.275)
Distributions from net
  realized gains.........   (0.944)    (0.904)   (1.095)   (1.057)   (0.962)   (1.531)   (0.959)    0.000     (1.027)    (1.757)
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
    Total
    distributions........   (1.459)    (1.391)   (1.499)   (1.496)   (1.440)   (2.094)   (1.462)   (0.468)    (1.523)    (2.032)
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
Net increase (decrease)
  in Net Asset Value.....    4.978     (0.825)    2.584     0.998     2.456    (3.090)    3.076     1.843     (1.195)     0.181
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
Net Asset Value at end of
  year...................  $25.640    $20.662   $21.487   $18.903   $17.905   $15.449   $18.539   $15.463   $ 13.620   $ 14.815
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
                           --------   --------  --------  --------  --------  --------  --------  --------  ---------  ---------
Total Investment Rate of
  Return:**..............    31.29 %     2.78 %   21.87 %   14.17 %   26.01 %   (5.21 %)   29.73 %   17.05 %     1.67 %    15.10 %
Ratios/Supplemental Data:
Net assets at end of year
  (in millions)..........  $3,813.8   $2,617.8  $2,186.5  $1,416.6  $1,032.8   $700.5    $675.5    $500.1     $451.0     $247.9
Ratio of expenses net of
  reimbursement to
  average net assets.....     0.48 %     0.55 %    0.53 %    0.53 %    0.51 %    0.56 %    0.56 %    0.57 %     0.51 %     0.52 %
Ratio of net investment
  income to average net
  assets.................     2.28 %     2.39 %    1.99 %    2.33 %    2.66 %    3.37 %    2.66 %    2.67 %     2.34 %     2.90 %
Portfolio turnover
  rate...................    17.65 %     6.90 %   12.95 %   15.70 %   20.85 %   84.84 %   73.54 %   62.35 %    79.91 %   117.15 %
Number of shares
  outstanding at end of
  period (in millions)...    148.7      126.7     101.8      74.9      57.7      45.3      36.4      32.3       33.1       16.7

                                                             GLOBAL EQUITY
                           ---------------------------------------------------------------------------------
                           01/01/95   01/01/94  01/01/93  01/01/92  01/01/91   01/01/90   01/01/89  09/19/88
                              TO         TO        TO        TO        TO         TO         TO        TO
                           12/31/95   12/31/94  12/31/93  12/31/92  12/31/91   12/31/90   12/31/89  12/31/88
                           --------   --------  --------  --------  --------   --------   --------  --------
Net Asset Value at
  beginning of year        $13.879    $14.639   $10.368   $10.792   $ 9.866    $11.547    $10.508   $ 9.818
                           --------   --------  --------  --------  --------   --------   --------  --------
Income From Investment
  Operations:
Net investment income....    0.065      0.028     0.023     0.051     0.096      0.203      0.079     0.052
Net realized gains
  (losses) and unrealized
  appreciation
  (depreciation) on
  investments............    2.138     (0.744)    4.433    (0.419)    1.020     (1.802)     1.806     0.787
                           --------   --------  --------  --------  --------   --------   --------  --------
    Total from investment
    operations...........    2.203     (0.716)    4.456    (0.368)    1.116     (1.599)     1.885     0.839
                           --------   --------  --------  --------  --------   --------   --------  --------
Distributions to
  Shareholders:
Distributions from net
  investment income......   (0.242)    (0.019)   (0.079)   (0.056)   (0.100)    (0.067)    (0.073)   (0.149)
Distributions from net
  realized gains.........   (0.307)    (0.025)   (0.106)    0.000    (0.090)    (0.015)    (0.773)    0.000
                           --------   --------  --------  --------  --------   --------   --------  --------
    Total
    distributions........   (0.549)    (0.044)   (0.185)   (0.056)   (0.190)    (0.082)    (0.846)   (0.149)
                           --------   --------  --------  --------  --------   --------   --------  --------
Net increase (decrease)
  in Net Asset Value.....    1.654     (0.760)    4.271    (0.424)    0.926     (1.681)     1.039     0.690
                           --------   --------  --------  --------  --------   --------   --------  --------
Net Asset Value at end of
  year...................  $15.533    $13.879   $14.639   $10.368   $10.792    $ 9.866    $11.547   $10.508
                           --------   --------  --------  --------  --------   --------   --------  --------
                           --------   --------  --------  --------  --------   --------   --------  --------
Total Investment Rate of
  Return:**..............    15.88 %    (4.89 %)   43.14 %   (3.42 %)   11.39 %  (12.91 %)   18.82 %    8.57 %
Ratios/Supplemental Data:
Net assets at end of year
  (in millions)..........   $400.1     $345.7    $129.1     $34.0     $34.3      $26.2      $29.4     $26.9
Ratio of expenses net of
  reimbursement to
  average net assets.....     1.06 %     1.23 %    1.44 %    1.87 %    1.62 %     1.67 %     1.47 %    0.42 %
Ratio of net investment
  income to average net
  assets.................     0.44 %     0.20 %    0.18 %    0.49 %    0.92 %     1.92 %     0.70 %    0.51 %
Portfolio turnover
  rate...................    58.52 %    37.46 %   54.54 %   78.16 %  136.21 %    43.12 %    47.95 %    6.40 %
Number of shares
  outstanding at end of
  period (in millions)...     25.7       24.9       8.8       3.3       3.2        2.7        2.5       2.6

  All calculations are based on average month-end shares outstanding, where applicable.

**Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors of The Prudential Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Bond, Common Stock, Aggressively Managed Flexible, Conservatively Managed Flexible, Stock Index, Global Equity and Government Securities Portfolios (seven of the portfolios comprising The Prudential Series Fund, Inc.) as of December 31, 1995, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective portfolios of The Prudential Series Fund, Inc. as of December 31, 1995, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Parsippany, New Jersey
February 15, 1996

The Prudential Insurance Company of America                   BULK RATE
c/o Prudential Defined Contribution Services                 U.S. POSTAGE
30 Scranton Office Park                                         PAID
Moosic, Pennsylvania 18507-1789                            PERMIT NO. 2145
                                                             Newark, N.J.


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